AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2003
                               File No. 333-50737
                                File No. 811-7924
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 6

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 44

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                               JOAN E. BOROS, ESQ.
                           Christopher S. Petito, Esq.
                                 Jorden Burt LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805
       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY
                                   CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will be come effective:

          Immediately upon filing pursuant to paragraph (b) of Rule 485
      X   on   May 1, 2003 pursuant to paragraph (b) of Rule 485
          60   days after filing pursuant to paragraph (a) of Rule 485
          on   _____ pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.
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- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                              CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Additional Information Required by Form N-4

ITEM OF FORM N-4
PART A:  INFORMATION REQUIRED IN A PROSPECTUS
1. Cover Page .......................Cover Page
2. Definitions ......................Definitions
3. Synopsis..........................Questions and Answers About Your Contract;
                                     Fee Tables; Examples; Explanation of Fee
                                     Tables and Examples
4. Condensed Financial Information
     (a) Accumulation Unit Values ........Not Applicable
     (b) Explanation of Calculation
         of Performance ..................Appendix A: Portfolios and
                                              Performance Data
     (c) Location of Other Financial
         Statements ......................Condensed Financial Data
5. General Description of Registrant, Depositor,
   and Portfolio Companies
     (a) Depositor........................Lincoln Benefit Life Company
     (b) Registrant.......................Lincoln Benefit Life Variable Annuity
                                          Account
     (c) Portfolio Companies..............The Portfolios
     (d) Portfolio Company Prospectuses...The Portfolios
     (e) Voting Rights....................Voting Rights
     (f) Administrators...................Administration
6.       Deductions
     (a) General..........................Contract Charges
     (b) Sales Load Percent...............Not Applicable
     (c) Special Purchase Plans...........Not Applicable
     (d) Commissions......................Distribution of the Contracts
     (e) Portfolio Expenses...............Other Expenses
     (f) Operating Expenses...............Fee Tables; Contract Charges
7.       General Description of Contracts
     (a) Persons with Rights..............Description of the Contracts; Annuity
                                          Benefits; Other Contract Benefits;
                                          Voting Rights; Beneficiary
     (b) (i)  Allocation of Purchase
              Payments....................Allocation of Purchase Payments
         (ii) Transfers ..................Purchases and Contract Value;
                                          Transfers During Annuity Period
        (iii) Exchanges ..................Not Applicable
     (c) Changes..........................Modification of the Contract
     (d) Inquiries........................Questions and Answers about Your
                                          Contract: Who Should I Contact for
                                          More Information
8. Annuity Period ........................Annuity Benefits
9. Death Benefit......................... Death Benefit
10. Purchases and Contract Value .........Purchases and Contract Value;
                                          Distribution of the Contracts
11. Redemptions
     (a) By Owners .......................Withdrawals (Redemptions);
                                          Substantially Equal Periodic Payments;
                                          Systematic Withdrawal Program
     (b) By Annuitant ....................Annuity Options
     (c) Texas ORP....................... Not Applicable
     (d) Lapse ...........................Minimum Contract Value
     (e) Free Look....................... Free Look Period
12.  Taxes................................Taxes
13.  Legal Proceedings....................Legal Proceedings
14.  Table of Contents of SAI.............Table of Contents of SAI

ITEM OF FORM N-4
PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
15. Cover Page ........................Cover Page
16. Table of Contents
........................................Table of Contents
17. General Information and History
     (a) Depositor's Name .............Not Applicable
     (b) Assets of Subaccount......... Not Applicable
     (c) Control of Depositor .........Prospectus: Lincoln Benefit Life Company
18. Services
     (a) Fees and Expenses of Registrant ..........Not Applicable
     (b) Management Contracts..................... Not Applicable
     (c) Custodian................................ Prospectus: Separate Account
         Independent Public Accountant.............SAI: Experts
     (d) Assets of Registrant......................Prospectus: Separate Account
     (e) Affiliated Persons........................Not Applicable
     (f) Principal Underwriter.....................Prospectus: Distribution of
                                                   the Contracts
19. Purchase of Securities Being Offered ..........Prospectus: Distribution of
                                                   the Contracts
20. Underwriters.................................. Prospectus: Distribution of
                                                   the Contracts
21. Calculation of Performance Data............... Prospectus: Appendix A:
                                                   Portfolios and Performance
                                                   Data; Separate Account
                                                   Performance
22. Annuity Payments ..............................SAI:The Contract
23. Financial Statements
     (a) Financial Statements of Registrant .....  SAI: Financial Statements
     (b) Financial Statements of Depositor.......  Prospectus: Financial
                                                   Statements

PART C:  OTHER INFORMATION
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The information required to be provided in Part C is separately identified by
Item number.

                   CONSULTANT II VARIABLE ANNUITY PROSPECTUS

                                FLEXIBLE PREMIUM

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                          LINCOLN BENEFIT LIFE COMPANY

                               IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

           STREET ADDRESS: 2940 SOUTH 84TH STREET, LINCOLN, NE 68506

            MAILING ADDRESS: P. O. BOX 82532, LINCOLN, NE 68501-2532

                        TELEPHONE NUMBER: 1-800-865-5237



The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers fifty-three investment options, each of which is a Subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of one of the following Portfolios:

THE ALGER AMERICAN FUND: Growth Portfolio, Income and Growth Portfolio,
 Leveraged AllCap Portfolio, MidCap Growth Portfolio, Small Capitalization Portfolio

FEDERATED INSURANCE SERIES: Fund for U.S. Government Securities II, High Income
 Bond Fund II, Capital Income Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS: Asset Manager/SM/ Portfolio - Initial
 Class, Contrafund(R) Portfolio - Initial Class, Equity-Income Portfolio - Initial Class, Growth Portfolio - Initial Class, Index 500 Portfolio - Initial Class, Money Market Portfolio - Initial Class, Overseas Portfolio - Initial Class

JANUS ASPEN SERIES: Mid Cap Growth Portfolio: Institutional Shares, Balanced
 Portfolio: Institutional Shares, Flexible Income Portfolio: Institutional Shares, International Value Portfolio: Service Shares, Growth Portfolio:
  Institutional Shares, Worldwide Growth Portfolio:  Institutional Shares

LSA VARIABLE SERIES TRUST: Balanced Fund, Basic Value Fund, Diversified Mid-Cap
 Fund, Emerging Growth Equity Fund, Mid Cap Value Fund, Value Equity Fund

MFS VARIABLE INSURANCE TRUST: Emerging Growth Series - Initial Class, Investors
 Trust Series - Initial Class, New Discovery Series - Initial Class, Research Series - Initial Class, Total Return Series - Initial Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS: Main Street Small Cap Fund/VA - Service
 Shares

PIMCO ADVISERS VIT: PEA Science and Technology Portfolio, OpCap Small Cap
 Portfolio

PIMCO VARIABLE INSURANCE TRUST: Foreign Bond Portfolio - Administrative Shares,
 Total Return Portfolio - Administrative Shares

PUTNAM VARIABLE TRUST: International Growth and Income Fund - Class 1B

SCUDDER VARIABLE SERIES I: Balanced Portfolio, Bond Portfolio, Global Discovery
 Portfolio, Growth and Income Portfolio, International Portfolio

STI CLASSIC VARIABLE TRUST: Capital Appreciation, International Equity, Value
 Income Stock

STRONG OPPORTUNITY FUND II, INC.: Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.: Mid Cap Growth Fund II

T. ROWE PRICE EQUITY SERIES, INC.: Equity Income Portfolio, Mid-Cap Growth Portfolio, New America Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.: International Stock Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST: Growth and Income Portfolio, Class II
--------------------------------------------------------------------------------
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2003.

Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are 90 years old or older before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you


                                  1 PROSPECTUS
have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, and transfers to the Subaccounts.

In certain states the contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

The Securities and Exchange Commission has not Approved or Disapproved these Securities nor has it Passed on the Accuracy or the Adequacy of this Prospectus. Any Representation to the Contrary is a Criminal Offense.

The Date of this Prospectus is May 1, 2003.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2003. The information in the Statement of Additional Information, dated May 1, 2003, is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 40 of this prospectus.

At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-800-SEC-0330 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. IF ANY OF THESE PROSPECTUSES IS MISSING OR OUTDATED, PLEASE CONTACT US AND WE WILL SEND YOU THE PROSPECTUS YOU NEED.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.


                                  2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS                      5
--------------------------------------------------------------------------------
FEE TABLES                       7
--------------------------------------------------------------------------------
Examples and Explanation of Expense Examples 7
--------------------------------------------------------------------------------
QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT 9
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION  12
--------------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS     13
--------------------------------------------------------------------------------
  Summary                        13
--------------------------------------------------------------------------------
  Contract Owner                 13
--------------------------------------------------------------------------------
  Annuitant                      13
--------------------------------------------------------------------------------
  Modification of the Contract   13
--------------------------------------------------------------------------------
  Assignment                     13
--------------------------------------------------------------------------------
  Free Look Period               13
--------------------------------------------------------------------------------
PURCHASES AND CONTRACT VALUE     14
--------------------------------------------------------------------------------
  Minimum Purchase Payment       14
--------------------------------------------------------------------------------
  Automatic Payment Plan         14
--------------------------------------------------------------------------------
  Allocation of Purchase Payments 14
--------------------------------------------------------------------------------
  Contract Value                 14
--------------------------------------------------------------------------------
  Separate Account Accumulation Unit Value 14
--------------------------------------------------------------------------------
  Transfer During Accumulation Period 15
--------------------------------------------------------------------------------
  Transfers Authorized by Telephone 15
--------------------------------------------------------------------------------
  Excessive Trading Limits       15
--------------------------------------------------------------------------------
  Automatic Dollar Cost Averaging Program 16
--------------------------------------------------------------------------------
  Portfolio Rebalancing          16
--------------------------------------------------------------------------------
THE INVESTMENT AND FIXED ACCOUNT OPTIONS 17
--------------------------------------------------------------------------------
  Separate Account Investments   17
--------------------------------------------------------------------------------
  The Portfolios                 17
--------------------------------------------------------------------------------
  Voting Rights                  20
--------------------------------------------------------------------------------
  Additions, Deletions, and Substitutions of Securities 21
--------------------------------------------------------------------------------
  The Fixed Account              21
--------------------------------------------------------------------------------
     General                     21
--------------------------------------------------------------------------------
     Guaranteed Maturity Fixed Account Option 21
--------------------------------------------------------------------------------
     Market Value Adjustment     23
--------------------------------------------------------------------------------
     Dollar Cost Averaging Fixed Account Option 23
--------------------------------------------------------------------------------
ANNUITY BENEFITS                 23
--------------------------------------------------------------------------------
  Annuity Date                   23
--------------------------------------------------------------------------------
  Annuity Options                23
--------------------------------------------------------------------------------
  Other Options                  24
--------------------------------------------------------------------------------
  Annuity Payments: General      24
--------------------------------------------------------------------------------
  Variable Annuity Payments      25
--------------------------------------------------------------------------------
  Fixed Annuity Payments         25
--------------------------------------------------------------------------------
  Transfers During Annuity Period 25
--------------------------------------------------------------------------------
  Death Benefit During Annuity Period 25
--------------------------------------------------------------------------------
  Certain Employee Benefit Plans 25
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER CONTRACT BENEFITS          25
--------------------------------------------------------------------------------
  Death Benefit                  25
--------------------------------------------------------------------------------
  Beneficiary                    27
--------------------------------------------------------------------------------
  Contract Loans for 401(a) and 403(b) Contracts 28
--------------------------------------------------------------------------------
  Withdrawals (Redemptions)      29
--------------------------------------------------------------------------------
  Systematic Withdrawal Program  30
--------------------------------------------------------------------------------
  ERISA Plans                    30
--------------------------------------------------------------------------------
  Minimum Contract Value         30
--------------------------------------------------------------------------------
CONTRACT CHARGES                 30
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge 30
--------------------------------------------------------------------------------
  Administrative Charges         30
--------------------------------------------------------------------------------
     Contract Maintenance Charge 30
--------------------------------------------------------------------------------
     Administrative Expense Charge 30
--------------------------------------------------------------------------------
     Transfer Fee                31
--------------------------------------------------------------------------------
  Premium Tax                    31
--------------------------------------------------------------------------------
  Deduction for Separate Account Income Taxes 31
--------------------------------------------------------------------------------
  Other Expenses                 31
--------------------------------------------------------------------------------
TAXES                            32
--------------------------------------------------------------------------------
  Taxation of Lincoln Benefit Life Company 32
--------------------------------------------------------------------------------
  Taxation of Annuities in General 32
--------------------------------------------------------------------------------
  Tax Qualified Contracts        34
--------------------------------------------------------------------------------
DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT 38
--------------------------------------------------------------------------------
  Lincoln Benefit Life Company   38
--------------------------------------------------------------------------------
  Separate Account               38
--------------------------------------------------------------------------------
  State Regulation of Lincoln Benefit 38
--------------------------------------------------------------------------------
  Financial Statements           39
--------------------------------------------------------------------------------
ADMINISTRATION                   39
--------------------------------------------------------------------------------
MARKET TIMING AND ASSET ALLOCATION SERVICES 39
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS        39
--------------------------------------------------------------------------------
LEGAL PROCEEDINGS                39
--------------------------------------------------------------------------------
LEGAL MATTERS                    39
--------------------------------------------------------------------------------
ANNUAL REPORTS AND OTHER DOCUMENTS 39
--------------------------------------------------------------------------------
REGISTRATION STATEMENT           40
--------------------------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION 40
--------------------------------------------------------------------------------
APPENDIX A ACCUMULATION UNIT VALUES 41
--------------------------------------------------------------------------------
APPENDIX B PORTFOLIOS AND PERFORMANCE DATA 46
--------------------------------------------------------------------------------
APPENDIX C ILLUSTRATION OF A MARKET VALUE ADJUSTMENT 47
--------------------------------------------------------------------------------


                                  3 PROSPECTUS

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                  4 PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The natural person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") - Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY - Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of your investment in the Subaccounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY - A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE - The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying mutual funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by You or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUBACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE - The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units.


                                  5 PROSPECTUS

Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which your Contract Value has been allocated.


                                  6 PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRAANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Sales Charge - None

Transfer Fee (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the transfer fee) - $10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

ANNUAL CONTRACT MAINTENANCE CHARGE                                               $35.00
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET
VALUE DEDUCTED FROM EACH OF THE SUBACCOUNTS OF THE SEPARATE ACCOUNT)
 Mortality and Expense Risk Charge                                                 1.30%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.40%




THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                           Minimum               Maximum
Total Annual Portfolio Operating
Expenses /(1 )/(expenses that are
deducted from Portfolio assets,
which may include management fees,
distribution and/or service (12b-1)
fees, and other expenses)                   0.29%                 5.07%


(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2002.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and aassume no transfers or exchanges were made. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. Invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments, or continued to hold Your Contract, at the end of each time period, and,

.. with total Separate Account expenses of 1.40%.



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                  7 PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                    1  Year    3 Years     5 Years        10 Years
-------------------------------------------------------------------------------------
Costs Based on Maximum Annual      $698       $  2,055   $3,361         $6,414
Portfolio Expenses
-------------------------------------------------------------------------------------
Costs Based on Minimum Annual      $208       $    640   $1,093         $2,330
Portfolio Expenses
-------------------------------------------------------------------------------------



EXPLANATION OF EXPENSE EXAMPLE
PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                  8 PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the Prospectus. Please read the Prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Subaccount and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of a mutual fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

.. a life annuity with payments guaranteed for five to twenty years;

.. a joint and full survivorship annuity, with payments guaranteed for five to twenty years; and

.. fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Subaccounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $25,000 in a lump sum as an initial Purchase Payment. Subsequent Purchase Payments must be at least $500. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the following Portfolios:

                        FUND                                          PORTFOLIO(S)
--------------------------------------------------------------------------------------------------
The Alger American Fund                               Growth Portfolio
                                                      Income and Growth Portfolio
                                                      Leveraged AllCap Portfolio
                                                      MidCap Growth Portfolio
                                                      Small Capitalization Portfolio
--------------------------------------------------------------------------------------------------
Federated Insurance Series                            Fund for U.S. Government Securities II
                                                      High Income Bond Fund II
                                                      Capital Income Fund II
--------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund             Asset Manager Portfolio
                                                      Contrafund Portfolio
                                                      Equity-Income Portfolio
                                                      Growth Portfolio
                                                      Index 500 Portfolio
                                                      Money Market Portfolio
                                                      Overseas Portfolio
--------------------------------------------------------------------------------------------------
Janus Aspen Series                                    Mid Cap Growth Portfolio:  Institutional
                                                       Shares
                                                      Balanced Portfolio:  Institutional Shares
                                                      Flexible Income Portfolio:  Institutional
                                                       Shares
                                                      International Value Portfolio:  Service
                                                       Shares
                                                      Growth Portfolio:  Institutional Shares
                                                      Worldwide Growth Portfolio:  Institutional
                                                       Shares
--------------------------------------------------------------------------------------------------
LSA Variable Series Trust                             Balanced Fund
                                                      Basic Value Fund
                                                      Diversified Mid-Cap Fund
                                                      Emerging Growth Equity Fund
                                                      Mid Cap Value Fund
                                                      Value Equity Fund
--------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust                          Emerging Growth Series
                                                      Investors Trust Series
                                                      New Discovery Series
                                                      Research Series
                                                      Total Return Series
--------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds                    Main Street Small Cap Fund/VA - Service
                                                       Shares
--------------------------------------------------------------------------------------------------
PIMCO Advisers VIT                                    PEA Science and Technology Portfolio
                                                      OpCap Small Cap Portfolio
--------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust                        Foreign Bond Portfolio
                                                      Total Return Portfolio
--------------------------------------------------------------------------------------------------
Putnam Variable Trust                                 International Growth and Income Fund - Class
                                                       1B
--------------------------------------------------------------------------------------------------
Scudder Variable Series I                             Balanced Portfolio
                                                      Bond Portfolio
                                                      Global Discovery Portfolio
                                                      Growth and Income Portfolio
                                                      International Portfolio
--------------------------------------------------------------------------------------------------
STI Classic Variable Trust                            Capital Appreciation
                                                      International Equity*
                                                      Value Income Stock
--------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                      Opportunity Fund II
--------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.                 Mid Cap Growth Fund II
--------------------------------------------------------------------------------------------------
T.                                                    Rowe Price Equity Series,
                                                      Inc. Equity Income
                                                      Portfolio Mid-Cap Growth
                                                      Portfolio New America
                                                      Growth Portfolio
--------------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc. International Stock Portfolio
--------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust                      Growth and Income Portfolio, Class II
--------------------------------------------------------------------------------------------------




                                  9 PROSPECTUS

Some of the Portfolios described in this Prospectus may not be available in your Contract.

* Effective as of September 27, 2002, we will not accept new premiums or transfers into the Subaccount that invests in the STI Classic Variable Trust International Equity Fund.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option. These options may not be available in all states.

You may allocate Purchase Payments to the Subaccount(s) and the Fixed Account(s). Loan payments may not be allocated to the Fixed Account(s). You may not transfer amounts into the DCA Fixed Acoount. The minimum amount that may be transfered into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our Dollar Cost Averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Subaccounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred monthly to your chosen Subaccounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed


                                  10 PROSPECTUS

Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a dollar cost averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?


CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Subaccounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.30% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

Transfer Fee. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.


PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.


OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.


                                  11 PROSPECTUS

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a natural person. To obtain payment of the Death Benefit, the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your highest Contract Value on any Contract Anniversary increased by the total Purchase Payments since that Contract Anniversary and reduced by a withdrawal adjustment.

In relation to (1) and (4) above, the Death Benefit will be recalculated for Purchase Payments, withdrawals, and on Contract Anniversaries until the oldest Owner, or the Annuitant if the Owner is not a living individual, attains age 85.
 After age 85, we will calculate (1) and (4) above only to reflect additional purchase payments and withdrawals.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?


ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.


TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Subaccounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a portfolio rebalancing program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or from the Subaccounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.


FREE-LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Tax Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 82532, Lincoln, Nebraska 68501-2532, or call us at (800) 865-5237.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Subaccount for each year since we started offering the Contracts. Accumulation Unit Value is the unit of


                                  12 PROSPECTUS
measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Annual Contract Maintenance Charge. The information in the table is included in the Separate Account's financial statements. To obtain a fuller picture of each subaccounts finances and performance, you should review the Separate Account's financial statements, which are in the Separate Account's Annual Report dated as of December 31, 2002, contained in the Statement of Additional Information. The Statement of Additional Information also includes a brief explanation of how performance of the Subaccounts is calculated.


DESCRIPTION OF THE CONTRACTS

SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. If your Contract was issued under a Qualified Plan, however, the Plan may limit or modify your rights and privileges under the Contract and may limit your right to choose someone else to receive benefits.
 The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-natural person and a natural person. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.


ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.


MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Subaccounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Subaccounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Subaccount. Your Contract will


                                  13 PROSPECTUS
contain specific information about your free-look rights in your state.


PURCHASES AND CONTRACT VALUE

MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $25,000. You must pay it in a lump sum. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $500 or more. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, such amounts will be allocated to the Fidelity Money Market Portfolio.We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.


AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $100 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Subaccount and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Subaccounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit. Please note that effective as of Septemebr 27, 2002, we will not permit you to allocate new premiums to the Subaccount that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Subaccount which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your investment in the Fixed Account.


SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.


                                  14 PROSPECTUS

We determine a separate Accumulation Unit Value for each Subaccount. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We determine the Accumulation Unit Value for each Subaccount Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Subaccount and, therefore, your Contract Value.


TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time. Please note that effective as of Septemebr 27, 2002, we will not permit you to allocate new premiums to the Subaccount that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Subaccount which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day.

If you transfer an amount from the Fixed Account to a Subaccount before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 23.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.


TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

We may charge you the transfer fee described on page 6, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Subaccounts in any Contract year, or to refuse any Variable Subaccount transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS. If allowed in your state, we reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

.. we believe, in our sole discretion, that excessive trading by, or on behalf of, such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


                                  15 PROSPECTUS

AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Subaccount of your choosing, including other Subaccounts or the Guaranteed Maturity Fixed Account Option. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Subaccounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Subaccount in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a subaccount with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the Balanced Portfolio, 40% in the Growth Portfolio-Janus Aspen Series and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually until your Annuity Date. Portfolio Rebalancing is not available after you annuitize. We will not charge a transfer fee for Portfolio Rebalancing. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time before your Annuity Date by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.


                                  16 PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

SEPARATE ACCOUNT INVESTMENTS


THE PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy. Appendix B contains a description of how advertised performance data for the Subaccounts are computed.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.


PORTFOLIO               PORTFOLIO OBJECTIVE            INVESTMENT ADVISER
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Growth Portfolio        Long-term capital
                         appreciation
-------------------------------------------------------
Income & Growth         Seeks to provide a high level
 Portfolio               of dividend income.  Its      FRED ALGER MANAGEMENT,
                         secondary goal is to provide  INC.
                         capital appreciation.
-------------------------------------------------------
Leveraged AllCap        Long-term capital
 Portfolio               appreciation
-------------------------------------------------------
MidCap Growth           Long-term capital
 Portfolio               appreciation
-------------------------------------------------------
Small Capitalization    Long-term capital
 Portfolio               appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Fund for U.S.           Current income
 Government Securities
 II                                                    FEDERATED INVESTMENT
-------------------------------------------------------MANAGEMENT COMPANY
High Income Bond Fund   High current income
 II
-------------------------------------------------------
Capital Income Fund II  High current income and
 (formerly Utility       moderate capital
 Fund II)                appreciation
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Asset Manager/SM/       High total return with
 Portfolio               reduced risk over the long
                         term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Contrafund(R)           Long-term capital
 Portfolio               appreciation
-------------------------------------------------------
Equity-Income           Reasonable income
 Portfolio                                             FIDELITY MANAGEMENT &
-------------------------------------------------------RESEARCH COMPANY
Growth Portfolio        Capital appreciation
-------------------------------------------------------
Index 500 Portfolio     Investment results that
                         correspond to the total
                         return of common stocks
                         publicly traded in the
                         United States, as
                           represented by the Standard
                           & Poor's 500/SM/ Index (S&P
                         500(R))
-------------------------------------------------------
Money                    Market Portfolio As high a
                         level of current
                         income as is consistent with
                         preservation of capital and
                         providing liquidity
-------------------------------------------------------
Overseas Portfolio      Long-term growth of capital
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Mid Cap Growth          Long-term growth of capital
 Portfolio:
 Institutional Shares
 (formerly Aggressive
 Growth)
-------------------------------------------------------
Balanced Portfolio:     Long-term growth of capital
 Institutional Shares    consistent with preservation
                         of capital and balanced by
                         current income
-------------------------------------------------------JANUS CAPITAL MANAGEMENT
Flexible Income         Seeks to maximize total        LLC
 Portfolio:              return from a combination of
 Institutional Shares    current income and capital
                         appreciation, with an
                           emphasis on current income
-------------------------------------------------------
International Value     Long-term growth of capital
 Portfolio: Service
 Shares (formerly
 Global Value)
-------------------------------------------------------
Growth Portfolio:       Long-term growth of capital
 Institutional Shares    in a manner consistent with
                         the preservation of capital
-------------------------------------------------------
Worldwide Growth        Long-term growth of capital
 Portfolio:              in a manner consistent with
 Institutional Shares    the preservation of capital
-------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------
Balanced                 Fund (1) Combination of growth of capital and
                         investment income (growth of capital is the primary
                         objective) by investing in a mix of equity and debt
-------------------------------------------------------
Basic Value Fund (2)    Long-term growth of capital    LSA ASSET MANAGEMENT LLC
-------------------------------------------------------
Diversified Mid-Cap     Long-term growth of capital
 Fund (3)
-------------------------------------------------------
Emerging Growth Equity  Capital appreciation through
 Fund (4)                investing in smaller rapidly
                           growing emerging companies
-------------------------------------------------------
Mid Cap Value Fund (5)  Long-term capital growth
-------------------------------------------------------
Value Equity Fund (6)   Long-term growth of capital with
                         current income as a secondary
                         objective
-------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
Emerging Growth Series  Long-term growth of capital
 - Initial Class
-------------------------------------------------------
Investors Trust Series  Long-term growth of capital
 - Initial Class         with a secondary objective
                           to seek reasonable current
                         income
-------------------------------------------------------
New Discovery Series -  Capital appreciation           MFS INVESTMENT
 Initial Class                                         MANAGEMENT(R)
-------------------------------------------------------
Research Series -       Long-term growth of capital
 Initial Class           and future income
-------------------------------------------------------
Total Return Series -   Seeks to provide
 Initial Class           above-average income
                         (compared to a portfolio
                         invested entirely in equity
                         securities) consistent with
                         the prudent employment of
                         capital and secondarily to    -
                         provide a reasonable
                         opportunity for growth of
                         capital and income
------------------------------------------------------------------------------
PIMCO ADVISERS VIT
-------------------------------------------------------------------------------
PEA Science and         Capital appreciation
 Technology Portfolio                                  OPCAP ADVISORS LLC
-------------------------------------------------------
OpCap Small Cap         Capital appreciation
 Portfolio
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Main Street Small Cap   Capital appreciation           OPPENHEIMERFUNDS, INC.
 Fund/VA - Service
 Class
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
Foreign Bond Portfolio  To maximize total return,
                         consistent with preservation
                         of capital and prudent        PACIFIC INVESTMENT
                         investment management         MANAGEMENT COMPANY
-------------------------------------------------------
Total Return Portfolio  To maximize total return, consistent with preservation of capital and prudent
                         investment management
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
International Growth    Capital growth.  Current       PUTNAM INVESTMENT
 and Income Fund -       income is a secondary         MANAGEMENT, INC.
 Class IB                objective.
-------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
-------------------------------------------------------------------------------
Balanced Portfolio      Balance of growth and income,
                         and also long-term
                         preservation of capital
-------------------------------------------------------
Bond Portfolio          Invest for a high level of
                         income consistent with a      DEUTSCHE INVESTMENT
                         high quality portfolio of     MANAGEMENT (AMERICAS)
                         debt securities               INC.
-------------------------------------------------------
Global Discovery        Above average capital
 Portfolio               appreciation over the
                         long-term
-------------------------------------------------------
Growth and Income       Long-term growth of capital,
 Portfolio               current income and growth of
                         income
-------------------------------------------------------
International           Seeks long-term growth of
 Portfolio               capital
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
Capital Appreciation    Capital appreciation
 Fund
-------------------------------------------------------TRUSCO CAPITAL
International Equity    Long-term capital              MANAGEMENT
 Fund (7)                appreciation
-------------------------------------------------------
Value Income Stock      Current income with the
 Fund                    secondary goal of capital
                         appreciation
-------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
-------------------------------------------------------------------------------
Opportunity Fund II     Capital growth                 STRONG CAPITAL
                                                       MANAGEMENT, INC.
-------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
-------------------------------------------------------------------------------
Mid                                                    Cap Growth Fund II
                                                       Capital growth STRONG
                                                       CAPITAL MANAGEMENT, INC.
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
Equity Income           Seeks to provide substantial
 Portfolio               dividend income as well as
                         long-term growth of capital   T. ROWE PRICE
-------------------------------------------------------ASSOCIATES, INC.
Mid-Cap Growth          Long-term growth of capital
 Portfolio
-------------------------------------------------------
New America Growth      Long-term growth of capital
 Portfolio
-------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
International Stock     Long-term growth of capital    T. ROWE PRICE
 Portfolio                                             INTERNATIONAL, INC.
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Growth and Income      Long-term growth of capital     VAN KAMPEN ASSET
Portfolio, Class        and income                      MANAGEMENT INC.
 II
-------------------------------------------------------------------------------





                                  17 PROSPECTUS

1. Sub-advised by OpCap Advisors.

2. Sub-advised by A I M Capital Management, Inc.

3. Sub-advised by Fidelity Management & Research Company.

4. Sub-advised by RS Investment Management, L.P.

5. Sub-advised by Van Kampen Asset Management Inc.

6. Sub-advised by Salomon Brothers Asset Management Inc.

7. Effective as of September 27, 2002, we will not accept new premiums or transfers into the Subaccount that invests in the STI Classic Variable Trust International Equity Fund.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.


                                  19 PROSPECTUS

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.


ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

  (a) to operate the Separate Account in any form permitted by law;

  (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

  (c) to transfer assets from one Subaccount to another, or from any subaccount to our general account;

  (d) to add, combine, or remove Subaccounts in the Separate Account; and

  (e) to change the way in which we assess charges, as long as the total charges do not exceed the amount


                                  20 PROSPECTUS
currently charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-865-5237 for current information.


GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

EXAMPLE
Purchase Payment                     $10,000
Guarantee Period                           5years
Effective Annual Rate                   4.50%



                                           END OF CONTACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value                  $10,000.00
 x (1 + Effective
 Annual Rate)              x 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year                   $10,450.00
 x (1 + Effective
 Annual Rate)                          x 1.045
                                    ----------
                                   $10,920.25
Contract Value at end
 of Contract Year                               $10,920.25
 x (1 + Effective
 Annual Rate)                                      x 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year                                           $11,411.66
 x (1 + Effective
 Annual Rate)                                                  x 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year                                                        $11,925.19
 x (1 + Effective
 Annual Rate)                                                               x 1.045
                                                                         ----------
                                                                         $12,461.82



Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

NOTE: This example assumes no withdrawals during the entire five-year Guarantee
   Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax


                                  21 PROSPECTUS
requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-525-9287.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Subaccounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.


MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Fixed Account to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a dollar cost averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix C to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


                                  22 PROSPECTUS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Subaccounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Subaccounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 16 of this prospectus.


ANNUITY BENEFITS

ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is the later of the 10th Contract Anniversary or the Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

.. the year of your separation from service; or

.. April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.


ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

.. Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

.. Option B with 10 years (120 months) guaranteed, if you have designated joint
  Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

.. a Fixed Annuity;

.. a Variable Annuity; or

.. a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5 TO 20 YEARS. We make periodic payments at least as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

OPTION B, JOINT AND SURVIVOR ANNUITY, WITH PAYMENTS GUARANTEED FOR 5 TO 20 YEARS. We make periodic payments at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the Joint Annuitant die before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

OPTION C, PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

.. the investment results of the Subaccounts you have selected,

.. the Contract Value at the time you elected annuitization,

.. the length of the remaining period for which the payee would be entitled to payments.

If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 12, however, we will increase or decrease your surrender proceeds by any applicable Market Value Adjustment.


OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.


                                  23 PROSPECTUS

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.


ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" on page 25.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Subaccounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO YOU FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEED PERIOD FOR A PREDETERMINED NUMBER OF YEARS.


VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 31/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.


FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Subaccounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.


TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Subaccounts so as to change the relative weighting of the Subaccounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the


                                  24 PROSPECTUS

Subaccounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or make transfers from the Subaccounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.


DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


OTHER CONTRACT BENEFITS

DEATH BENEFIT:  GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

  (a) any Owner dies; or

  (b) the Annuitant dies and the Owner is a non-living person.


DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

.. a certified original copy of the Death Certificate;

.. a certified copy of a court decree as to the finding of death; or

.. a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.


DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit as described. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.


DEATH BENEFIT AMOUNT. The Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value; or

4) the highest Contract Value on any Contract Anniversary, increased by the total Purchase Payments since that Contract Anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that Contract Anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

  (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

  (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or


                                  25 PROSPECTUS

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

  (c) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Subaccounts.
 This excess will be allocated in proportion to your Contract Value in those Subaccounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Subaccount. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Subaccounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Subaccounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

  (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Subaccount and the Contract Value will be adjusted accordingly. The beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 15 and Transfer Fees on page 31 during this 5 year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

  (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

  (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Subaccount and the Contract Value will be adjusted accordingly. The beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 15 and Transfer Fees on page 31 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election.

We reserve the right to offer additional options upon the death of the Contract Owner.


                                  26 PROSPECTUS

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

.. your spouse if he or she is still alive; or, if he or she is no longer alive,

.. your surviving children equally; or if you have no surviving children,

.. your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


CONTRACT LOANS FOR 401(A) AND 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code, or an Owner of a Contract purchased by a defined contribution plan qualified under Section 401(a) of the Tax Code (a "401 Plan") and issued under our prototype document. If the Contract is owned by a 401 Plan that is not issued under our prototype, you should contact the plan trustee to determine the availability of loans under the 401 Plan. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans and 401 plans is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or 1/2 of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each


                                  27 PROSPECTUS

Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the subaccounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We may apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Benefit;

2) surrender proceeds;

3) the amount available for partial withdrawal; and

4) the amount applied on the Annuity Date to provide annuity payments.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Subaccount(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Subaccount.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 23.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 30. Your Contract will terminate if you withdraw all of your Contract Value.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 34. Withdrawals also may be subject to a 10% penalty tax, as described on page 35.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Subaccounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Subaccounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.


                                  28 PROSPECTUS

If you request a total withdrawal, you must send us your Contract. The Surrender Value will equal the Contract Value adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 30. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code; or

5) in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.


SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Subaccount and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.


MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.


CONTRACT CHARGES
We assess charges under the Contract in two ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes; and

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks;

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the


                                  29 PROSPECTUS

Fee Tables on page 7, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.


MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Subaccount during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.30% of the average net asset value of each Subaccount. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s); and

2) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 25.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.


ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Subaccounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.


TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in "Taxes" on page 32.


OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract Value. For a summary of current estimates of those charges and expenses, see page 7. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.


                                  30 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE
COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code (the "Code"). Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln

Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln

Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln

Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Tax Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                  31 PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln

Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or


                                  32 PROSPECTUS

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER TAX CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;


                                  33 PROSPECTUS

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


                                  34 PROSPECTUS

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Tax Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the


                                  35 PROSPECTUS
same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


                                  36 PROSPECTUS

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska. Lincoln Benefit is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life" or "ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("AIC"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation").

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We intend to market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreements with Allstate Life, substantially all contract related transactions are transferred to Allstate Life. Through our reinsurance agreements with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.

Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.


SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 40.


STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the NAIC. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.


                                  37 PROSPECTUS

FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit Life Company and the Separate Account are set forth in the Statement of Additional Information.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 82532, Lincoln, Nebraska 68501-2532.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


MARKET TIMING AND ASSET ALLOCATION SERVICES
The Contract is intended for long-term investment. Frequent trading in response to short term fluctuations in the market can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. At our discretion, we may restrict, limit or refuse transfers which are considered by us to be to the disadvantage of Contract owners or may have a detrimental effect on a Portfolio. See Excessive Trading Limits on page 16 and Transfers Authorized by Telephone on page 16. Please note that fees and charges assessed for asset allocation services are separate and distinct from the Contract fees and charges set forth herein.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed one percent of initial Purchase Payments and one percent of account value annually beginning in the second Contract year. From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels. We may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or from any other charge or fee under the Contracts, to cover sales commissions and other promotional or distribution expenses relating to the sale of the Contracts.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit and its subsidiaries are engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit. Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt LLP, 1025 Thomas Jefferson St., East Lobby-Suite 400, Washington, D.C. 20007-0805.


ANNUAL REPORTS AND OTHER DOCUMENTS
Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.


                                  38 PROSPECTUS

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 South 84th Street, Lincoln, Nebraska, 68506 or 800-865-5237.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts.
 The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.


                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION


                                                                            PAGE
THE CONTRACT
  Annuity Payments
  Initial Monthly Annuity Payment
  Subsequent Monthly Payments
  Transfers After Annuity Date
  Annuity Unit Value
  Illustrative Example of Variable Annuity Payments
SEPARATE ACCOUNT PERFORMANCE
EXPERTS
FINANCIAL STATEMENTS






                                  39 PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES

                                  BASIC POLICY

                                         Year ending December 31,
FUND                          1998    1999      2000       2001        2002
-------------------------------------------------------------------------------
Alger American Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.92      15.72      13.21       11.49
 Accumulation Unit Value
 Ending                       11.92    15.72      13.21      11.49       7.590
 Number of Units             14,614  110,327    154,964    135,837     126,785
 Outstanding at End of Year
-------------------------------------------------------------------------------
Alger American Income and
Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.49      16.14      15.71       13.27
 Accumulation Unit Value
 Ending                       11.49    16.14      15.71      13.27       9.019
 Number of Units             61,815   61,815    134,479    145,823     115,625
 Outstanding at End of Year
-------------------------------------------------------------------------------
Alger American Leveraged
AllCap
 Accumulation Unit Value(1)
 Beginning                    10.00    12.80      22.48      16.66       13.81
 Accumulation Unit Value
 Ending                       12.80    22.48      16.66      13.81       9.001
 Number of Units              7,257   80,962    151,988    121,008     133,802
 Outstanding at End of Year
-------------------------------------------------------------------------------
Alger American MidCap
Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.59      15.07      16.22       14.95
 Accumulation Unit Value
 Ending                       11.59    15.07      16.22      14.95      10.389
 Number of Units              3,707   40,066    148,029    143,773     137,775
 Outstanding at End of Year
-------------------------------------------------------------------------------
Alger American Small
Capitalization
 Accumulation Unit Value(1)
 Beginning                    10.00    11.31      15.99      11.48        7.98
 Accumulation Unit Value
 Ending                       11.31    15.99      11.48       7.98       5.804
 Number of Units              5,492   19,202     55,329     69,327     143,130
 Outstanding at End of Year
-------------------------------------------------------------------------------
Federated High Income Bond
II
 Accumulation Unit Value(1)
 Beginning                    10.00     9.84       9.93       8.91        8.90
 Accumulation Unit Value
 Ending                        9.84     9.93       8.91       8.90       8.901
 Number of Units              6,794   39,637     69,061     97,931     137,497
 Outstanding at End of Year
-------------------------------------------------------------------------------
Federated U.S. Gov't
Securities II
 Accumulation Unit Value(1)
 Beginning                    10.00    10.26      10.06      11.01       11.62
 Accumulation Unit Value
 Ending                       10.26    10.06      11.01      11.62      12.490
 Number of Units             13,480   92,305    166,600    249,062     404,746
 Outstanding at End of Year
-------------------------------------------------------------------------------
Federated Capital Income II
(2)
 Accumulation Unit Value(1)
 Beginning                    10.00    11.13      11.16      10.02        8.52
 Accumulation Unit Value
 Ending                       11.13    11.16      10.02       8.52       6.393
 Number of Units             18,262   69,241    123,235    141,337     100,899
 Outstanding at End of Year
-------------------------------------------------------------------------------
Fidelity Asset Manager
 Accumulation Unit Value(1)
 Beginning                    10.00    10.80      11.83      11.21       10.60
 Accumulation Unit Value
 Ending                       10.80    11.83      11.21      10.60       9.538
 Number of Units              2,962   16,640     70,315     78,645      69,512
 Outstanding at End of Year
-------------------------------------------------------------------------------
Fidelity Contrafund
 Accumulation Unit Value(1)
 Beginning                    10.00    11.45      14.03      12.92       11.18
 Accumulation Unit Value
 Ending                       11.45    14.03      12.92      11.18       9.994
 Number of Units              9,371  114,581    260,250    297,028     320,055
 Outstanding at End of Year
-------------------------------------------------------------------------------
Fidelity Equity-Income
 Accumulation Unit Value(1)
 Beginning                    10.00    10.83      11.35      12.14       11.37
 Accumulation Unit Value
 Ending                       10.83    11.35      12.14      11.37       9.314
 Number of Units             36,057  136,950    208,086    254,071     273,790
 Outstanding at End of Year
-------------------------------------------------------------------------------
Fidelity Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.62      15.75      13.82       11.22
 Accumulation Unit Value
 Ending                       11.62    15.75      13.82      11.22       7.735
 Number of Units              8,616  105,637    212,291    244,606     247,149
 Outstanding at End of Year
-------------------------------------------------------------------------------
Fidelity Index 500
 Accumulation Unit Value(1)
 Beginning                    10.00    11.36      13.49      12.07       10.46
 Accumulation Unit Value
 Ending                       11.36    13.49      12.07      10.46       8.020
 Number of Units             33,281  264,642    478,029    532,172     585,195
 Outstanding at End of Year
-------------------------------------------------------------------------------
Fidelity Money Market
 Accumulation Unit Value(1)
 Beginning                    10.00    10.14      10.52      11.03       11.33
 Accumulation Unit Value
 Ending                       10.14    10.52      11.03      11.33      11.361
 Number of Units             50,763  309,000  1,573,179  471,1302,   1,642,033
 Outstanding at End of Year
-------------------------------------------------------------------------------
Fidelity Overseas
 Accumulation Unit Value(1)
 Beginning                    10.00    10.49      14.76      11.77        9.15
 Accumulation Unit Value
 Ending                       10.49    14.76      11.77       9.15       7.193
 Number of Units              1,800   68,426     27,747    236,023      83,194
 Outstanding at End of Year
-------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth
(3)
 Accumulation Unit Value(1)
 Beginning                    10.00    12.26      27.26      18.33       10.94
 Accumulation Unit Value
 Ending                       12.26    27.26      18.33      10.94       7.775
 Number of Units              1,708  121,552    293,510    272,416     176,432
 Outstanding at End of Year
-------------------------------------------------------------------------------
Janus Aspen Balanced
 Accumulation Unit Value(1)
 Beginning                    10.00    11.68      14.60      14.07       13.22
 Accumulation Unit Value
 Ending                       11.68    14.60      14.07      13.22       12.22
 Number of Units             20,840  210,584    382,038    422,582      43,841
 Outstanding at End of Year
-------------------------------------------------------------------------------
Janus Aspen Flexible Income
 Accumulation Unit Value(1)
 Beginning                    10.00    10.25      10.27      10.76       11.43
 Accumulation Unit Value
 Ending                       10.25    10.27      10.76      11.43      12.449
 Number of Units             20,382   51,252     75,770     90,759     220,012
 Outstanding at End of Year
-------------------------------------------------------------------------------
Janus Aspen Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.85      16.83      14.18       10.52
 Accumulation Unit Value
 Ending                       11.85    16.83      14.18      10.52       7.624
 Number of Units             14,330  230,318    501,738    500,279     372,560
 Outstanding at End of Year
-------------------------------------------------------------------------------
Janus Aspen International
Value Service Shares (4)(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       7.755
 Number of Units                 --       --         --         --      43,841
 Outstanding at End of Year
-------------------------------------------------------------------------------
Janus Aspen Worldwide
Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    10.68      17.32      14.40       11.01
 Accumulation Unit Value
 Ending                       10.68    17.32      14.40      11.01       8.090
 Number of Units             37,205  236,941    453,567    394,921     282,326
 Outstanding at End of Year
-------------------------------------------------------------------------------
LSA Basic Value(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       7.638
 Number of Units                 --       --         --         --      14,834
 Outstanding at End of Year
-------------------------------------------------------------------------------
LSA Balanced (5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       8.669
 Number of Units                 --       --         --         --       2,722
 Outstanding at End of Year
-------------------------------------------------------------------------------
LSA MidCap Value(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       8.437
 Number of Units                 --       --         --         --      33,469
 Outstanding at End of Year
-------------------------------------------------------------------------------
LSA Diversified MidCap(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       7.783
 Number of Units                 --       --         --         --         946
 Outstanding at End of Year
-------------------------------------------------------------------------------
LSA Emerging Growth
Equity(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       6.861
 Number of Units                 --       --         --         --       3,521
 Outstanding at End of Year
-------------------------------------------------------------------------------
LSA Value Equity(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       7.912
 Number of Units                 --       --         --         --       2,892
 Outstanding at End of Year
-------------------------------------------------------------------------------
MFS Emerging Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.74      20.46      16.22       10.64
 Accumulation Unit Value
 Ending                       11.74    20.46      16.22      10.64       6.948
 Number of Units              2,345   12,996     45,520     70,405      60,717
 Outstanding at End of Year
-------------------------------------------------------------------------------
MFS Investors Trust
 Accumulation Unit Value(1)
 Beginning                    10.00    11.19      11.77      11.59        9.61
 Accumulation Unit Value
 Ending                       11.19    11.77      11.59       9.61       7.487
 Number of Units              6,884   33,404     45,507     44,424      32,452
 Outstanding at End of Year
-------------------------------------------------------------------------------
MFS New Discovery
 Accumulation Unit Value(1)
 Beginning                    10.00    11.35      19.40      18.75       17.56
 Accumulation Unit Value
 Ending                       11.35    19.40      18.75      17.56      11.840
 Number of Units              3,242   27,273     83,327     66,464      80,272
 Outstanding at End of Year
-------------------------------------------------------------------------------
MFS Research
 Accumulation Unit Value(1)
 Beginning                    10.00    11.07      13.54      12.71        9.87
 Accumulation Unit Value
 Ending                       11.07    13.54      12.71       9.87       7.341
 Number of Units                  0   17,884     42,165     40,314      31,952
 Outstanding at End of Year
-------------------------------------------------------------------------------
MFS Total Return
 Accumulation Unit Value(1)
 Beginning                    10.00    10.60      10.78      12.33       12.19
 Accumulation Unit Value
 Ending                       10.60    10.78      12.33      12.19      11.398
 Number of Units              4,529   25,481     28,707     69,793     115,760
 Outstanding at End of Year
-------------------------------------------------------------------------------
PIMCO Advisers VIT PEA
Science and Technology(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       7.118
 Number of Units                 --       --         --         --       1,883
 Outstanding at End of Year
-------------------------------------------------------------------------------
PIMCO Advisers VIT OpCap
Small Cap(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       7.193
 Number of Units                 --       --         --         --      20,624
 Outstanding at End of Year
-------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund/VA-Service
Class(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       7.839
 Number of Units                 --       --         --         --      42,101
 Outstanding at End of Year
-------------------------------------------------------------------------------
PIMCO Foreign Bond(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --      10.554
 Number of Units                 --       --         --         --      26,788
 Outstanding at End of Year
-------------------------------------------------------------------------------
PIMCO Total Return (5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --      10.546
 Number of Units                 --       --         --         --     166,159
 Outstanding at End of Year
-------------------------------------------------------------------------------
Putnam International Growth
and Income Fund - Class
1B(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       8.190
 Number of Units                 --       --         --         --       5,356
 Outstanding at End of Year
-------------------------------------------------------------------------------
Scudder Balanced
 Accumulation Unit Value(1)
 Beginning                    10.00    11.03      12.55      12.12       11.23
 Accumulation Unit Value
 Ending                       11.03    12.55      12.12      11.23       9.403
 Number of Units              3,482   38,133     41,881     80,281      77,586
 Outstanding at End of Year
-------------------------------------------------------------------------------
Scudder Bond
 Accumulation Unit Value(1)
 Beginning                    10.00    10.18       9.95      10.84       11.31
 Accumulation Unit Value
 Ending                       10.18     9.95      10.84      11.31      12.002
 Number of Units              1,861   18,799     91,604    167,519     193,959
 Outstanding at End of Year
-------------------------------------------------------------------------------
Scudder Global Discovery
 Accumulation Unit Value(1)
 Beginning                    10.00    10.76      17.61      16.45       12.23
 Accumulation Unit Value
 Ending                       10.76    17.61      16.45      12.23       9.660
 Number of Units                313   16,688    104,821     62,136      75,470
 Outstanding at End of Year
-------------------------------------------------------------------------------
Scudder Growth and Income
 Accumulation Unit Value(1)
 Beginning                    10.00    10.52      11.00      10.62        9.29
 Accumulation Unit Value
 Ending                       10.52    11.00      10.62       9.29       7.041
 Number of Units              7,306   11,386     22,884     23,349      32,426
 Outstanding at End of Year
-------------------------------------------------------------------------------
Scudder International
 Accumulation Unit Value(1)
 Beginning                    10.00    10.38      15.81      12.21        8.32
 Accumulation Unit Value
 Ending                       10.38    15.81      12.21       8.32       6.699
 Number of Units              1,422   11,257    146,023    232,375      43,834
 Outstanding at End of Year
-------------------------------------------------------------------------------
STI Capital Appreciation*
 Accumulation Unit Value(1)
 Beginning                       --    10.00      10.07      10.23        9.55
 Accumulation Unit Value
 Ending                          --    10.07      10.23       9.55       7.357
 Number of Units                 --    7,015      4,646      6,412      23,636
 Outstanding at End of Year
-------------------------------------------------------------------------------
STI International Equity*
 Accumulation Unit Value(1)
 Beginning                       --    10.00      10.50      10.00        8.14
 Accumulation Unit Value
 Ending                          --    10.50      10.00       8.14       6.537
 Number of Units                 --        0        498     27,581       7,898
 Outstanding at End of Year
-------------------------------------------------------------------------------
STI Value Income Stock*
 Accumulation Unit Value(1)
 Beginning                       --    10.00       8.63       9.40        9.16
 Accumulation Unit Value
 Ending                          --     8.63       9.40       9.16       7.499
 Number of Units                 --    1,202      1,202     51,116      37,169
 Outstanding at End of Year
-------------------------------------------------------------------------------
Strong Mid Cap Growth II
 Accumulation Unit Value(1)
 Beginning                    10.00    11.41      21.36      17.94       12.24
 Accumulation Unit Value
 Ending                       11.41    21.36      17.94      12.24       7.540
 Number of Units                  0   41,884     85,612     55,024      46,447
 Outstanding at End of Year
-------------------------------------------------------------------------------
Strong Opportunity II
 Accumulation Unit Value(1)
 Beginning                    10.00    10.93      14.54      15.28       14.51
 Accumulation Unit Value
 Ending                       10.93    14.54      15.28      14.51      10.472
 Number of Units                551    8,063     39,791     73,617     109,377
 Outstanding at End of Year
-------------------------------------------------------------------------------
T. Rowe Price Equity Income
 Accumulation Unit Value(1)
 Beginning                    10.00    10.78      11.02      12.29       12.29
 Accumulation Unit Value
 Ending                       10.78    11.02      12.29      12.29      10.533
 Number of Units              6,696   33,427     48,566    116,370     165,238
 Outstanding at End of Year
-------------------------------------------------------------------------------
T. Rowe Price International
Stock
 Accumulation Unit Value(1)
 Beginning                    10.00    10.77      14.16      11.47        8.80
 Accumulation Unit Value
 Ending                       10.77    14.16      11.47       8.80       7.091
 Number of Units              2,055   14,390     86,395    336,806      97,272
 Outstanding at End of Year
-------------------------------------------------------------------------------
T. Rowe Price Mid-Cap
Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.50      14.03      14.86       14.51
 Accumulation Unit Value
 Ending                       11.50    14.03      14.86      14.51      11.271
 Number of Units              5,872   16,853     68,062     53,877     108,750
 Outstanding at End of Year
-------------------------------------------------------------------------------
T. Rowe Price New America
Growth
 Accumulation Unit Value(1)
 Beginning                    10.00    11.24      12.50      11.02        9.57
 Accumulation Unit Value
 Ending                       11.24    12.50      11.02       9.57       6.768
 Number of Units              1,518   13,132     10,615      9,800      16,062
 Outstanding at End of Year
-------------------------------------------------------------------------------
Van Kampen LIT Growth &
Income(5)
 Accumulation Unit Value(1)
 Beginning                       --       --         --         --       10.00
 Accumulation Unit Value
 Ending                          --       --         --         --       8.155
 Number of Units                 --       --         --         --      14,438
 Outstanding at End of Year
-------------------------------------------------------------------------------




                                  40 PROSPECTUS

*STI Classic Variable Trust Sub-Accounts were not available during 1998.

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as


                                  43 PROSPECTUS
   the Contract Administration Charge, and Administrative Expense Charge. The beginning value for 1998 reflects the Accumulation Unit Value as of August 17, 1998, the effective date of the Registration statement for this Contract.

(2) Effective 5/1/03 the Federated Utility Fund II changed its name to Federated Capital Income Fund II. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

(3) Effective 5/1/03 the Janus Aspen Series Aggressive Growth Portfolio changed its name to Janus Aspen Series Mid Cap Growth Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

(4) Effective 12/31/02 the Janus Aspen Series Global Value Portfolio changed its name to Janus Aspen Series International Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

(5) First offered 5/1/02.

A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.


                                  44 PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------


                         PORTFOLIOS AND PERFORMANCE DATA


From time to time the Separate Account may advertise the Fidelity Money Market Subaccount's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fidelity Money Market Subaccount refers to the net income earned by the Subaccount over the seven-day period stated in the advertisement. This income is then "annualized." That is, the amount of income earned during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital gains or losses that might have occurred during the seven day period, nor do they reflect the impact of any premium tax charge. The impact of other, recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

In addition, the Separate Account may advertise an annualized 30-day (or one month) yield figure for Subaccounts other than the Fidelity Money Market Subaccount. These yield figures are based upon the actual performance of the Subaccount over a 30-day (or one month) period ending on a date specified in the advertisement. Like the money market yield data described above, the 30-day (or one month) yield data will reflect the effect of all recurring Contract charges, but will not reflect any premium tax charge. The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

The Separate Account may also advertise standardized and non-standardized "total return" data for its Subaccounts. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The standardized "total return" compares the value of a hypothetical investment made at the beginning of the period to the value of the same hypothetical investment at the end of the period. Recurring Contract charges are reflected in the standardized total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Subaccount.

In addition to the standardized "total return," the Separate Account may advertise non-standardized "total return." Non-standardized total return is calculated in a similar manner as the standardized total return, but is calculated from Portfolio inception date. We assumed, however, an initial hypothetical investment of $75,000, because $75,000 is closer to the average Purchase Payment of a Contract which we expect to write. Standardized total return, on the other hand, assumes an initial hypothetical investment of $1,000. In addition, non-standardized total return does not reflect the effect of the contract maintenance charge, because we waive that charge on Contracts on which the Purchase Payments exceed $50,000. As a result, the return on a Contract that is subject to the contract maintenance charge will be less than the non-standardized total return calculated as described above.

The Separate Account may also disclose yield and non-standardized total return for time periods before the date the Separate Account commenced operations. In this case, performance data for the Subaccounts is calculated based on the performance of the Portfolios and assumes that the Subaccounts existed during the same time period as those of the Portfolios, with recurring Contract charges equal to those currently assessed against the Subaccounts.

Our advertisements may also compare the performance of our Subaccounts with: (a) certain unmanaged market indices, including but the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or
(b) other management investment companies with investment objectives similar to the underlying funds being compared. Our advertisements also may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

The Contract charges are described in more detail on page 30. We have described the computation of advertised performance data for the Separate Account in more detail on page S-6 of the Statement of Additional Information.


                                  45 PROSPECTUS

APPENDIX C
--------------------------------------------------------------------------------




                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Purchase Payment:       $ 40,000.00
Guarantee Period:       5 Years
Guaranteed Interest
Rate:                   5% Annual Effective Rate
5-year Treasury Rate
at Time of Purchase
Payment:                6%



The following examples illustrate how the Market Value Adjustment affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The formula that we use to determine the amount of the Market Value Adjustment is:

  .9 x (I - J) x N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 x (.06 - .065) x 4 = -.0180

The Market Value Adjustment is a reduction of $756.00 from the amount withdrawn:

  $ - 756.00 = -.0180 x $42,000.00

As a result, the net amount payable to you would be:

  $41,244.00 = $42,000.00 - $756.00

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 x (.06 - .055) x 4 = .0180 /(1)/

The Market Value Adjustment would increase the amount withdrawn by $756.00, as follows:

  $756.00 = .0180 x $42,000.00

As a result, the net amount payable to you would be:

  $42,756.00 = $42,000.00 + $756.00

(1) Actual calculation utilizes ten decimal places.

EXAMPLE OF A PARTIAL WITHDRAWAL

If you request a partial withdrawal from a Guarantee Period, we can either (1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.


                                  46 PROSPECTUS

For example, if in the first example you wished to receive $20,000 as a partial withdrawal, we would perform the following calculations

let:    A    =    the amount to be withdrawn from your
                   Contract Value; and
        B    =    the amount of the applicable Market
                   Value Adjustment
Then    A+B  =    $20,000
      -.0180 x A = B
      A = $20,000/(1-.0180) = $20,366.60

:
Accordingly, we would pay you $20,000 and subtract $20,366.60 from your Contract Value. The Market Value Adjustment would be a subtractiion of $366.60

If, however, in the same example, you wished to withdraw $20,000 from your Contract Value and receive the adjusted amount, we would perform the following calculations:

let:    A    =    the amount to be paid to you; and
        B    =    the amount of the applicable Market
                   Value Adjustment
Then    $20,000 + B = A
      -.0180 x $20,000 = -$360.00 = B
      and A = $20,000 - $360.00 = $19,640.00

Accordingly, we would pay you $19,640.00 and subtract $20,000 from your Contract Value. The Market Value Adjustment would be a subtraction of $360.00


                                  47 PROSPECTUS

                                      S-11
                                       S-1
                       STATEMENT OF ADDITIONAL INFORMATION
  CONSULTANT II FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

  This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-525-9287 or writing to us at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532
              The date of this Statement of Additional Information
                 and of the related Prospectus is: May 1, 2003.

                                TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----
The Contract...........................................................S-2
    Annuity Payments...................................................S-2
    Initial Monthly Annuity Payment....................................S-2
    Subsequent Monthly Payments........................................S-2
    Transfers After Annuity Date.......................................S-2
    Annuity Unit Value.................................................S-3
    Illustrative Example of Annuity Unit Value Calculation.............S-3
    Illustrative Example of Variable Annuity Payments..................S-3

Separate Account Performance...........................................S-4

Experts................................................................S-10

Financial Statements...................................................S-10

                                  THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

    (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;
    (b) the Payment Option you have selected; (c) the payment frequency you have selected;
    (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and
    (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.



ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

        (a) is the total of:

           (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

           (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

           (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

        (b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

        (c) is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

        Net Investment Factor = ($11.46/$11.44) - 0.0000380909 = 1.0017102

The amount subtracted from the ratio of the two net asset values (0.0000380909) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.40%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

$101.03523 X 1.0017102  = $101.19847
---------------------
      1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

             First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

            Annuity Units = $633.28/$132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.


                          SEPARATE ACCOUNT PERFORMANCE

Performance data for the various Subaccounts are computed in the manner described below.

FIDELITY MONEY MARKET SUBACCOUNT

The current yield is the annual yield on the Fidelity Money Market Subaccount assuming no reinvestment of dividends and excluding all realized or unrealized capital gains. We compute current yield by first determining the Base Period Return on a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7-day period using the formula:

Base Period Return = (EV-SV)/(SV)

    where:

 SV = value of one Accumulation Unit at the start of a 7-day period EV = value of one Accumulation Unit at the end of the 7-day period

We determine the value of the Accumulation Unit at the end of the period (EV)
by:

    (1) adding, to the value of the Unit at the beginning of the period (SV), the investment income from the underlying Variable Insurance Products Fund Money Market Portfolio attributed to the Unit over the period; and

    (2) subtracting, from the result, the sum of:

        (a) the portion of the annual Mortality and Expense Risk and Administrative Expense Charges allocable to the 7-day period (obtained by multiplying the annually-based charges by the fraction 7/365); and

        (b) a prorated portion of the annual contract maintenance charge of $35 per Contract. The contract maintenance charge is allocated among the Subaccounts in proportion to the total Contract Values similarly allocated. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Fidelity Money Market Subaccount. The Charge is then multiplied by the fraction 7/365 to arrive at the portion attributable to the 7-day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) X (365/7)

The Fidelity Money Market Subaccount also quotes an "effective yield". Effective yield differs from current yield in that effective yield takes into account the effect of dividend reinvestment. The effective yield, like the current yield, is derived from the Base Period Return over a 7-day period. However, the effective yield accounts for the reinvestment of dividends in the Variable Insurance Products Fund Money Market Portfolio by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7   - 1].

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium tax charges, transfer fees, or Withdrawal Charges.

The yields quoted do not represent the yield of the Fidelity Money Market Subaccount in the future, because the yield is not fixed. Actual yields will differ depending on the type, quality and maturities of the investments held by the Variable Insurance Products Fund Money Market Portfolio and changes in interest rates on those investments. In addition, your yield also will be affected by factors specific to your Contract. For example, if your account is smaller than average, your yield will be lower, because the fixed dollar expense charges will affect the yield on small accounts more than they will affect the yield on larger accounts.

Yield information may be useful in reviewing the performance of the Fidelity Money Market Subaccount and for providing a basis for comparison with other investment alternatives. However, the Fidelity Money Market Subaccount's yield may vary on a daily basis, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER SUBACCOUNTS

We compute the performance of the other Subaccounts in terms of an annualized "yield" and/or as "total return".

YIELD

Yield will be expressed as an annualized percentage based on the Subaccount's performance over a stated 30-day (or one month) period. The annualized yield figures will reflect all recurring Contract charges and will not reflect Withdrawal Charges, transfer fees or premium tax charges. To arrive at the yield percentage over the 30-day (or one month) period, the net income per Accumulation Unit of the Subaccount during the period is divided by the value of an Accumulation Unit as of the end of the period. The yield figure is then annualized by assuming monthly compounding of the 30-day (or one month) figure over a six-month period and then doubling the result.

               The formula used in computing the yield figure is:

                               a - b
                Yield =  2 ((-------- + 1) 6  - 1 )
                                cd


           where:

  a    =   net investment income earned during the period by the underlying
           Portfolio attributable to its shares held in the
           Subaccount;
  b    =   expenses accrued for the period (net of reimbursements);
  c    =   average daily number of Accumulation Units outstanding during the period;
  and d = the net asset value of an Accumulation Unit on the last day of the period.

These yield figures reflect all recurring Contract charges, as described in the explanation of the yield computation for the Fidelity Money Market Subaccount. Like the Fidelity Money Market Subaccount's yield figures, the yield figures for the other Subaccounts are based on past performance and should not be taken as predictive of future results.

STANDARDIZED TOTAL RETURN

Standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The standardized total rate of return (T) is computed so that it satisfies the following formula:

                         P(1+T) n = ERV

    where:

  P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period as of the end of the period (or fractional portion thereof).

The standardized total return figures reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Fidelity Money Market Subaccount, described above. The effect of the contract maintenance charge on your account usually will differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes. Accordingly, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the Fidelity Money Market and other Subaccount yield figures, standardized total return figures are based on historical data and are not intended to be a projection of future performance.

NON-STANDARDIZED TOTAL RETURN

Non-standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                         P(1+T) n = ERV

    where:

  P = a hypothetical initial payment of $30,000 T = average annual total return n = number of years
ERV = ending redeemable value of a hypothetical $30,000 payment made at the beginning of the one, five, or ten-year period as of the end of the period (or fractional portion thereof).

Our non-standardized total return differs from standardized total return in that in calculating non-standardized total return, we assumed an initial hypothetical investment of $45,000. We chose $45,000, because it is closer to the average Purchase Payment of a Contract that we expect to write. For standardized total return, we used an initial hypothetical investment of $1,000, as required by SEC regulations. The non-standardized total return figures reflect the effect of recurring charges, as discussed herein, but these rates of return do not reflect the contract maintenance charge. "Adjusted historical" total return figures reflect the effect of both recurring and non-recurring charges. As with the standardized total return figures, non-standardized and "adjusted historical" total return figures are based on historical data and are not intended to be a projection of future performance. We may quote non-standardized total returns for 1, 5, and 10 year periods, or period since inception of Subaccounts or the underlying Portfolio.

TIME PERIODS BEFORE THE DATE THE SEPARATE ACCOUNT COMMENCED OPERATIONS

We may advertise non-standardized and adjusted historical total returns for time periods before the Separate Account commenced operations. This performance data is based on the actual performance of the Portfolios since their inception, adjusted to reflect the effect of the recurring Contract charges at the rates currently charged against the Subaccounts.














                        TABLES OF TOTAL RETURN QUOTATIONS

The following tables include average annual total return and non-standardized total return for various periods as of December 31, 2002.

                Standardized Total Return as of December 31, 2002
                          Assuming Contract Surrendered

                                                                             Average Annual Total Return
                                                                             --------------------------------------
                                                                             --------------------------------------
                                                                                                       10 Year or
                                                                                                          Since
                                                                 Inception      1 Year       5 Year     Inception
                              Fund                                 Date          (%)          (%)          (%)
 Alger American Growth                                           02/17/98      -34.00%        N/A        -2.88%
 Alger American Income & Growth                                  02/17/98      -32.14%        N/A        -0.36%
 Alger American Leveraged AllCap                                 02/17/98      -34.91%        N/A         0.44%
 Alger American MidCap Growth                                    02/17/98      -30.60%        N/A         1.75%
 Alger American Small Capitalization                             02/17/98      -27.33%        N/A        -11.12%
 Federated Capital Income Fund II(1)                             02/11/94      -25.08%       -8.46%       0.35%
 Federated Fund for U.S. Government Securities II                03/28/94       7.45%        5.19%        5.04%
 Federated High Income Bond Fund II                              03/01/94       -0.10%       -1.99%       2.94%
 Fidelity VIP Asset Manager                                      01/02/94      -10.08%       -0.02%       4.07%
 Fidelity VIP Contrafund                                         05/01/96      -10.69%       2.21%        6.49%
 Fidelity VIP Equity-Income                                      01/02/94      -18.18%       -1.15%       7.32%
 Fidelity VIP Growth                                             01/02/94      -31.16%       -1.80%       5.73%
 Fidelity VIP Index 500                                          02/17/98      -23.41%        N/A        -3.38%
 Fidelity VIP Money Market                                       01/02/94       0.20%        3.03%        3.35%
 Fidelity VIP Overseas                                           01/02/94      -21.47%       -5.35%       0.11%
 Janus Aspen Series Balanced                                     01/02/94       -7.82%       6.42%        9.70%
 Janus Aspen Series Flexible Income                              01/02/94       8.86%        5.17%        6.87%
 Janus Aspen Series Growth                                       01/02/94      -27.61%       -4.64%       4.20%
 Janus Aspen Series International Value - Service Shares(3)      08/16/01      -14.65%        N/A        -6.51%
 Janus Aspen Series Mid Cap  Growth(2)                           01/02/94      -29.02%       -3.49%       4.02%
 Janus Aspen Series Worldwide Growth                             01/02/94      -26.62%       -0.80%       7.07%
 LSA Balanced Fund                                               10/18/99      -19.51%        N/A        -3.08%
 LSA Basic Value Fund                                            08/16/01      -22.87%        N/A        -19.68%
 LSA Diversified Mid-Cap Fund                                    08/16/01      -20.45%        N/A        -15.41%
 LSA Emerging Growth Equity Fund                                 10/18/99      -42.78%        N/A        -16.68%
 LSA Mid Cap Value Fund                                          08/16/01       -8.86%        N/A        -2.11%
 LSA Value Equity Fund                                           10/18/99      -23.33%        N/A        -3.20%
 MFS Emerging Growth                                             08/17/98      -35.04%        N/A        -8.59%
 MFS Investors Trust                                             08/17/98      -22.14%        N/A        -6.47%
 MFS New Discovery                                               08/17/98      -32.66%        N/A         3.87%
 MFS Research                                                    08/17/98      -25.67%        N/A        -6.90%
 MFS Total Return                                                08/17/98       -6.56%        N/A         2.96%
 PEA Science and Technology                                      02/01/01      -50.36%        N/A        -59.32%
 OpCap Small Cap                                                 10/18/99      -22.81%        N/A         7.14%
 Oppenheimer Main Street Small Cap  Service Class                08/16/01      -17.18%        N/A        -11.01%
 PIMCO Foreign Bond                                              10/18/99       6.62%         N/A         6.98%
 PIMCO Total Return                                              10/18/99       7.49%         N/A         7.53%
 Putnam VT International Growth and Income - Class IB            08/16/01      -15.05%        N/A        -14.86%
 Scudder SVS I Balanced                                          01/02/94      -16.33%       0.63%        5.94%
 Scudder SVS I Bond                                              01/02/94       6.08%        4.30%        4.37%
 Scudder SVS I Global Discovery                                  08/17/98      -21.08%        N/A        -0.86%
 Scudder SVS I Growth and Income                                 08/17/98      -24.27%        N/A        -7.79%
 Scudder SVS I International                                     08/17/98      -19.58%        N/A        -8.83%
 STI Capital Appreciation                                        05/01/99      -23.05%        N/A        -7.59%
 STI International Equity                                        05/01/99      -19.80%        N/A        -10.99%
 STI Value Income Stock                                          05/01/99      -18.22%        N/A        -7.00%
 Strong Midcap Growth II                                         08/17/98      -38.49%        N/A        -6.31%
 Strong Opportunity II                                           08/17/98      -27.92%        N/A         0.99%
 T. Rowe Price Equity Income                                     08/17/98      -14.41%        N/A         1.12%
 T. Rowe Price International Stock                               08/17/98      -19.51%        N/A        -6.65%
 T. Rowe Price Mid-Cap Growth                                    08/17/98      -22.42%        N/A         2.70%
 T. Rowe Price New America Growth                                08/17/98      -29.39%        N/A        -8.62%
 Van Kampen LIT Growth and Income, Class II                      08/16/01      -16.00%        N/A        -14.29%

     ------------------------

N/A Performance data is not available for all or part of the period indicated (see Inception Date).

(1) Effective 5/1/03 the Federated Utility Fund II changed its name to Federated Capital Income Fund II.

(2) Effective 5/1/03 the Janus Aspen Series Agressive Growth Portfolio changed its name to Janus Aspen Series Mid Cap Growth Portfolio.

(3) Effective 12/31/02 the Janus Aspen Series Global Value Portfolio changed its name to Janus Aspen Series International Value Portfolio.


              Non-Standardized Total Return as of December 31, 2002
                          Assuming Contract Surrendered

                                                                            Average Annual Total Return
                                                                            --------------------------------------
                                                                            --------------------------------------
                                                                                                      10 Year or
                                                                                                         Since
                                                                Inception      1 Year       5 Year     Inception
                             Fund                                 Date          (%)          (%)          (%)

Alger American Growth                                           01/06/89      -33.92%       -1.44%       7.67%
Alger American Income & Growth                                  11/14/88      -32.06%       0.49%        7.86%
Alger American Leveraged AllCap                                 01/24/95      -34.83%       1.82%       11.98%
Alger American MidCap Growth                                    05/02/93      -30.52%       2.87%       10.98%
Alger American Small Capitalization                             09/20/88      -27.25%      -10.17%      -0.11%
Federated Capital Income Fund II(1)                             02/10/94      -25.01%       -8.38%       0.41%
Federated Fund for U.S. Government Securities II                01/10/94       7.53%        5.26%        5.02%
Federated High Income Bond Fund II                              02/22/94       -0.02%       -1.91%       3.00%
Fidelity VIP Asset Manager                                      09/06/89      -10.00%       0.04%        5.58%
Fidelity VIP Contrafund                                         01/03/95      -10.61%       2.27%       10.71%
Fidelity VIP Equity-Income                                      10/23/86      -18.10%       -1.08%       8.26%
Fidelity VIP Growth                                             10/09/86      -31.08%       -1.74%       6.91%
Fidelity VIP Index 500                                          08/28/92      -23.33%       -2.22%       7.52%
Fidelity VIP Money Market                                       04/01/82       0.28%        3.11%        3.25%
Fidelity VIP Overseas                                           01/29/87      -21.39%       -5.29%       3.24%
Janus Aspen Series Balanced                                     09/13/93       -7.75%       6.48%       10.19%
Janus Aspen Series Flexible Income                              09/13/93       8.94%        5.24%        6.73%
Janus Aspen Series Growth                                       09/13/93      -27.53%       -4.58%       4.45%
Janus Aspen Series International Value - Service Shares(3)      05/01/01      -14.57%        N/A        -6.85%
Janus Aspen Series Mid Cap Growth(2)                            09/13/93      -28.94%       -3.44%       5.75%
Janus Aspen Series Worldwide Growth                             09/13/93      -26.54%       -0.75%       8.85%
LSA Balanced Fund                                               10/01/99      -19.44%        N/A        -3.23%
LSA Basic Value Fund                                            08/14/01      -22.79%        N/A        -19.62%
LSA Diversified Mid-Cap Fund                                    08/14/01      -20.37%        N/A        -15.25%
LSA Emerging Growth Equity Fund                                 10/01/99      -42.70%        N/A        -16.45%
LSA Mid Cap Value Fund                                          08/14/01       -8.78%        N/A        -2.07%
LSA Value Equity Fund                                           10/01/99      -23.25%        N/A        -3.93%
MFS Emerging Growth                                             07/24/95      -34.96%       -5.26%       2.88%
MFS Investors Trust                                             10/09/95      -22.06%       -4.19%       4.21%
MFS New Discovery                                               04/29/98      -32.58%        N/A         1.18%
MFS Research                                                    07/26/95      -25.59%       -4.20%       3.26%
MFS Total Return                                                01/03/95       -6.49%       3.55%        9.17%
OpCap Small Cap                                                 08/01/88      -22.73%       0.38%        6.52%
Oppenheimer Main Street Small Cap  Service Class (4)            05/01/98      -17.10%        N/A        -2.30%
PEA Science and Technology                                      04/12/00      -50.28%        N/A        -54.77%
PIMCO Foreign Bond                                              02/16/99       6.70%         N/A         4.50%
PIMCO Total Return                                              12/31/97       7.57%         N/A         5.58%
Putnam VT International Growth and Income - Class IB(5)         01/02/97      -14.97%       -2.26%       0.80%
Scudder SVS I Balanced                                          07/16/85      -16.26%       0.70%        5.99%
Scudder SVS I Bond                                              07/16/85       6.16%        4.38%        5.06%
Scudder SVS I Global Discovery                                  05/01/96      -21.00%       0.60%        2.69%
Scudder SVS I Growth and Income                                 05/02/94      -24.20%       -6.73%       4.60%
Scudder SVS I International                                     05/01/87      -19.50%       -5.48%       2.95%
STI Capital Appreciation                                        10/02/95      -22.97%       -0.07%       7.98%
STI International Equity                                        11/07/96      -19.72%       -6.10%      -2.54%
STI Value Income Stock                                          10/02/95      -18.14%       -2.10%       4.82%
Strong Midcap Growth II                                         12/31/96      -38.42%       -3.45%       1.18%
Strong Opportunity II                                           05/08/92      -27.84%       1.42%        9.23%
T. Rowe Price Equity Income                                     03/31/94      -14.33%       1.01%        9.52%
T. Rowe Price International Stock                               03/31/94      -19.43%       -4.66%       0.24%
T. Rowe Price Mid-Cap Growth                                    12/31/96      -22.35%       3.37%        5.55%
T. Rowe Price New America Growth                                03/31/94      -29.31%       -6.79%       4.59%
Van Kampen LIT Growth and Income, Class II (6)                  12/23/96      -15.93%       3.51%        6.03%

------------------------

N/A Performance data is not available for all or part of the period indicated (see Inception Date).

(1) Effective 5/1/03 the Federated Utility Fund II changed its name to Federated Capital Income Fund II.

(2) Effective 5/1/03 the Janus Aspen Series Agressive Growth Portfolio changed its name to Janus Aspen Series Mid Cap Growth Portfolio.

(3) Effective 12/31/02 the Janus Aspen Series Global Value Portfolio changed its name to Janus Aspen Series International Value Portfolio.

(4) The Portfolio's Service Class shares (12b-1 class) were first offered on 7/16/01. For periods prior to this dates, the performance shown is based on the historical performance of the Portfolio's non-12b-1 class shares, adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(5) For periods prior to the inception of the Portfolio's Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

6) The Portfolio's Class II shares (12b-1 class) were first offered on 12/31/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class I shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.


           "Adjusted Historical" Total Return as of December 31, 2002
                          Assuming Contract Surrendered

                                                                            Average Annual Total Return
                                                                            --------------------------------------
                                                                            --------------------------------------
                                                                                                      10 Year or
                                                                                                         Since
                                                                Inception      1 Year       5 Year     Inception
                             Fund                                 Date          (%)          (%)          (%)

Alger American Growth                                           01/06/89      -34.00%       -1.50%       7.63%
Alger American Income & Growth                                  11/14/88      -32.14%       0.44%        7.82%
Alger American Leveraged AllCap                                 01/24/95      -34.91%       1.77%       11.94%
Alger American MidCap Growth                                    05/02/93      -30.60%       2.81%       10.94%
Alger American Small Capitalization                             09/20/88      -27.33%      -10.25%      -0.17%
Federated Capital Income Fund II (1)                            02/10/94      -25.08%       -8.46%       0.35%
Federated Fund for U.S. Government Securities II                01/10/94       7.45%        5.19%        4.95%
Federated High Income Bond Fund II                              02/22/94       -0.10%       -1.99%       2.93%
Fidelity VIP Asset Manager                                      09/06/89      -10.08%       -0.02%       5.52%
Fidelity VIP Contrafund                                         01/03/95      -10.69%       2.21%       10.67%
Fidelity VIP Equity-Income                                      10/23/86      -18.18%       -1.15%       8.22%
Fidelity VIP Growth                                             10/09/86      -31.16%       -1.80%       6.87%
Fidelity VIP Index 500                                          08/28/92      -23.41%       -2.29%       7.47%
Fidelity VIP Money Market                                       04/01/82       0.20%        3.03%        3.19%
Fidelity VIP Overseas                                           01/29/87      -21.47%       -5.35%       3.19%
Janus Aspen Series Balanced                                     09/13/93       -7.82%       6.42%       10.14%
Janus Aspen Series Flexible Income                              09/13/93       8.86%        5.17%        6.66%
Janus Aspen Series Growth                                       09/13/93      -27.61%       -4.64%       4.39%
Janus Aspen Series International Value - Service Shares(3)      05/01/01      -14.65%        N/A        -6.94%
Janus Aspen Series Mid Cap Aggressive Growth (2)                09/13/93      -29.02%       -3.49%       5.71%
Janus Aspen Series Worldwide Growth                             09/13/93      -26.62%       -0.80%       8.81%
LSA Balanced Fund                                               10/01/99      -19.51%        N/A        -3.32%
LSA Basic Value Fund                                            08/14/01      -22.87%        N/A        -19.73%
LSA Diversified Mid-Cap Fund                                    08/14/01      -20.45%        N/A        -15.36%
LSA Emerging Growth Equity Fund                                 10/01/99      -42.78%        N/A        -16.53%
LSA Mid Cap Value Fund                                          08/14/01       -8.86%        N/A        -2.18%
LSA Value Equity Fund                                           10/01/99      -23.33%        N/A        -4.02%
MFS Emerging Growth                                             07/24/95      -35.04%       -5.32%       2.83%
MFS Investors Trust                                             10/09/95      -22.14%       -4.26%       4.15%
MFS New Discovery                                               04/29/98      -32.66%        N/A         1.12%
MFS Research                                                    07/26/95      -25.67%       -4.26%       3.20%
MFS Total Return                                                01/03/95       -6.56%       3.49%        9.12%
OpCap Small Cap                                                 08/01/88      -22.81%       0.30%        6.46%
Oppenheimer Main Street Small Cap  Service Class (4)            05/01/98      -17.18%        N/A        -2.37%
PEA Science and Technology                                      04/12/00      -50.36%        N/A        -54.96%
PIMCO Foreign Bond                                              02/16/99       6.62%         N/A         4.42%
PIMCO Total Return                                              12/31/97       7.49%        5.51%        5.51%
Putnam VT International Growth and Income - Class IB(5)         01/02/97      -15.05%       -2.33%       0.74%
Scudder SVS I Balanced                                          07/16/85      -16.33%       0.63%        5.93%
Scudder SVS I Bond                                              07/16/85       6.08%        4.30%        5.00%
Scudder SVS I Global Discovery                                  05/01/96      -21.08%       0.54%        2.63%
Scudder SVS I Growth and Income                                 05/02/94      -24.27%       -6.81%       4.55%
Scudder SVS I International                                     05/01/87      -19.58%       -5.55%       2.90%
STI Capital Appreciation                                        10/02/95      -23.05%       -0.13%       7.93%
STI International Equity                                        11/07/96      -19.80%       -6.18%      -2.62%
STI Value Income Stock                                          10/02/95      -18.22%       -2.18%       4.76%
Strong Midcap Growth II                                         12/31/96      -38.49%       -3.51%       1.14%
Strong Opportunity II                                           05/08/92      -27.92%       1.36%        9.19%
T. Rowe Price Equity Income                                     03/31/94      -14.41%       0.94%        9.47%
T. Rowe Price International Stock                               03/31/94      -19.51%       -4.73%       0.18%
T. Rowe Price Mid-Cap Growth                                    12/31/96      -22.42%       3.31%        5.49%
T. Rowe Price New America Growth                                03/31/94      -29.39%       -6.86%       4.55%
Van Kampen LIT Growth and Income, Class II(6)                   12/23/96      -16.00%       3.44%        5.96%

------------------------

N/A Performance data is not available for all or part of the period indicated (see Inception Date). ).

(1) Effective 5/1/03 the Federated Utility Fund II changed its name to Federated Capital Income Fund II.

(2) Effective 5/1/03 the Janus Aspen Series Agressive Growth Portfolio changed its name to Janus Aspen Series Mid Cap Growth Portfolio.

(3) Effective 12/31/02 the Janus Aspen Series Global Value Portfolio changed its name to Janus Aspen Series International Value Portfolio.

(4) The Portfolio's Service Class shares (12b-1 class) were first offered on 7/16/01. For periods prior to this dates, the performance shown is based on the historical performance of the Portfolio's non-12b-1 class shares, adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(5) For periods prior to the inception of the Portfolio's Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

6) The Portfolio's Class II shares (12b-1 class) were first offered on 12/31/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class I shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

                                     EXPERTS

The financial statements of Lincoln Benefit Life Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule incorporated by reference in the prospectus and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement described in Note
12), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

As discussed in Note 12, the accompanying 2001 and 2000 financial statements have been restated.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                     --------------------------------------
(IN THOUSANDS)
                                                        2002          2001          2000
                                                     ----------    ----------    ----------
REVENUES
Net investment income                                $   11,621    $   12,144    $   12,214
Realized capital gains and losses                        (4,084)       (1,352)          (95)
Other expense                                                 -             -           (20)
                                                     ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE          7,537        10,792        12,099
Income tax expense                                        2,629         3,768         4,221
                                                     ----------    ----------    ----------

NET INCOME                                                4,908         7,024         7,878
                                                     ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses         5,892         2,818         3,106
                                                     ----------    ----------    ----------

COMPREHENSIVE INCOME                                 $   10,800    $    9,842    $   10,984
                                                     ==========    ==========    ==========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                  DECEMBER 31,
                                                                                       ------------   ------------
                                                                                           2002           2001
                                                                                       ------------   ------------
                                                                                                      (AS RESTATED
                                                                                                      SEE NOTE 12)
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $182,757 and $179,124)       $    199,406   $    186,709
   Short-term                                                                                 3,201          6,856
                                                                                       ------------   ------------
      Total investments                                                                     202,607        193,565

Cash                                                                                        130,249         43,796
Reinsurance recoverable from Allstate Life Insurance Company, net                        12,178,831      9,600,660
Reinsurance recoverable from non-affiliates, net                                            583,849        458,202
Current income taxes receivable                                                                 111              -
Other assets                                                                                 42,045         41,511
Separate Accounts                                                                         1,413,221      1,565,708
                                                                                       ------------   ------------
        TOTAL ASSETS                                                                   $ 14,550,913   $ 11,903,442
                                                                                       ============   ============

LIABILITIES
Contractholder funds                                                                   $ 11,658,966   $  9,287,599
Reserve for life-contingent contract benefits                                             1,096,970        760,264
Current income taxes payable                                                                      -          3,645
Deferred income taxes                                                                         4,587          2,990
Payable to affiliates, net                                                                  116,720         19,193
Other liabilities and accrued expenses                                                       57,849         72,243
Separate Accounts                                                                         1,413,221      1,565,708
                                                                                       ------------   ------------
        TOTAL LIABILITIES                                                                14,348,313     11,711,642
                                                                                       ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued
      and outstanding                                                                         2,500          2,500
Additional capital paid-in                                                                  126,750        126,750
Retained income                                                                              62,528         57,620
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   10,822          4,930
                                                                                       ------------   ------------
        Total accumulated other comprehensive income                                         10,822          4,930
                                                                                       ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                          202,600        191,800
                                                                                       ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $ 14,550,913   $ 11,903,442
                                                                                       ============   ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                           YEAR ENDED DECEMBER 31,
                                                                  ----------------------------------------
(IN THOUSANDS)
                                                                     2002          2001           2000
                                                                  ----------   ------------   ------------
COMMON STOCK                                                      $    2,500   $      2,500   $      2,500
                                                                  ----------   ------------   ------------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                           126,750        126,750        116,750
Capital contribution                                                       -              -         10,000
                                                                  ----------   ------------   ------------
Balance, end of year                                                 126,750        126,750        126,750
                                                                  ----------   ------------   ------------

RETAINED INCOME
Balance, beginning of year                                            57,620         50,596         39,521
Adjustment of prior year deferred tax liability (see Note 12)              -             -           3,197
                                                                  ----------   ------------   ------------
Balance, beginning of year, as restated (see Note 12)                 57,620         50,596         42,718
Net income                                                             4,908          7,024          7,878
                                                                  ----------   ------------   ------------
Balance, end of year, as restated (see Note 12)                       62,528         57,620         50,596
                                                                  ----------   ------------   ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year                                             4,930          2,112           (994)
Change in unrealized net capital gains and losses                      5,892          2,818          3,106
                                                                  ----------   ------------   ------------
Balance, end of year                                                  10,822          4,930          2,112
                                                                  ----------   ------------   ------------

TOTAL SHAREHOLDER'S EQUITY, as restated (see Note 12)             $  202,600   $    191,800   $    181,958
                                                                  ==========   ============   ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                             --------------------------------------
(IN THOUSANDS)
                                                                                2002          2001          2000
                                                                             ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                   $    4,908    $    7,024    $    7,878
Adjustments to reconcile net income to net cash provided by operating activities:
         Amortization and other non-cash items                                     (204)         (531)         (868)
         Realized capital gains and losses                                        4,084         1,352            95
         Changes in:
            Life-contingent contract benefits and contractholder funds,
              net of reinsurance recoverables                                     4,255           511        (1,342)
            Income taxes                                                         (5,332)          922         1,570
            Payable to affiliates, net                                           97,527       (25,138)       (3,440)
            Other operating assets and liabilities                              (15,031)       68,347         1,897
                                                                             ----------    ----------    ----------
               Net cash provided by operating activities                         90,207        52,487         5,790
                                                                             ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
         Proceeds from sales                                                     16,847        10,922        15,856
         Investment collections                                                  22,010        15,346         7,430
         Investments purchases                                                  (46,266)      (39,422)      (30,979)
Change in short-term investments, net                                             3,655         4,387        (9,003)
                                                                             ----------    ----------    ----------
               Net cash used in investing activities                             (3,754)       (8,767)      (16,696)
                                                                             ----------    ----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                  -             -        10,000
                                                                             ----------    ----------    ----------
               Net cash provided by financing activities                              -             -        10,000
                                                                             ----------    ----------    ----------

NET INCREASE (DECREASE) IN CASH                                                  86,453        43,720          (906)
CASH AT BEGINNING OF YEAR                                                        43,796            76           982
                                                                             ----------    ----------    ----------
CASH AT END OF YEAR                                                          $  130,249    $   43,796    $       76
                                                                             ==========    ==========    ==========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Lincoln Benefit, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through independent insurance agents, including master brokerage agencies; broker/dealers; and exclusive Allstate agencies. These products include term life insurance; universal life insurance; variable life insurance; single premium life insurance; fixed annuities, including market value adjusted annuities and equity-indexed annuities; immediate annuities; variable annuities and long-term care products. ALFS, Inc. ("ALFS") is the principal underwriter for certain Lincoln Benefit products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker/dealer under the Securities and Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for premiums and deposits for the Company were California, Illinois, Pennsylvania, Texas and Florida for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the contract and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

contractually guaranteed rates. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). The Company also has reinsurance agreements whereby the Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of eleven non-affiliated reinsurers. The remaining amounts are ceded to ALIC. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

     These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in
Note 6.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The Financial Accounting Standards Board ("FASB") has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and other non-affiliated reinsurers, and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                             YEAR ENDED DECEMBER 31,
                                                                     --------------------------------------
(IN THOUSANDS)                                                          2002           2001          2000
                                                                     -----------     ---------    ---------
Premiums and contract charges                                        $   484,684     $ 330,799    $ 241,361
Interest credited to contractholder funds, contract benefits and
    certain expenses                                                   1,012,038       728,750      630,015

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $19.1 million and $1.5 million from AIC in 2002 and 2001, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance treaties. The Company did not receive such premiums from AIC in 2000.

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $67.4 million, $70.0 million and $35.1 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                        GROSS UNREALIZED
(IN THOUSANDS)                          AMORTIZED    ----------------------       FAIR
                                          COST          GAINS       LOSSES        VALUE
                                       -----------   ----------   ---------    -----------
AT DECEMBER 31, 2002
U.S. government and agencies           $    57,672   $    6,730   $       -    $    64,402
Corporate                                   77,697        6,421         (38)        84,080
Municipal                                      504           63           -            567
Asset-backed securities                     14,246        1,350           -         15,596
Mortgage-backed securities                  31,637        2,104           -         33,741
Foreign government                           1,001           19           -          1,020
                                       -----------   ----------   ---------    -----------
   Total fixed income securities       $   182,757   $   16,687   $     (38)   $   199,406
                                       ===========   ==========   =========    ===========

AT DECEMBER 31, 2001
U.S. government and agencies           $    39,710   $    1,971   $     (15)   $    41,666
Corporate                                   97,517        4,263        (450)       101,330
Municipal                                    1,504           29          (3)         1,530
Mortgage-backed securities                  39,389        1,731          (4)        41,116
Foreign government                           1,004           63           -          1,067
                                       -----------   ----------   ---------    -----------
   Total fixed income securities       $   179,124   $    8,057   $    (472)   $   186,709
                                       ===========   ==========   =========    ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                   AMORTIZED        FAIR
(IN THOUSANDS)                                                       COST          VALUE
                                                                  -----------   ----------
Due in one year or less                                           $    15,915   $   16,297
Due after one year through five years                                  55,727       60,616
Due after five years through ten years                                 52,262       56,960
Due after ten years                                                    12,970       16,196
                                                                  -----------   ----------
                                                                      136,874      150,069
Mortgage and asset-backed securities                                   45,883       49,337
                                                                  -----------   ----------
    Total                                                         $   182,757   $  199,406
                                                                  ===========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

(IN THOUSANDS)                                   YEAR ENDED DECEMBER 31,
                                         -------------------------------------
                                            2002          2001         2000
                                         ----------    ----------    ---------
Fixed income securities                  $   11,665    $   11,959    $  11,517
Short-term investments                          273           598          830
                                         ----------    ----------    ---------
   Investment income, before expense         11,938        12,557       12,347
   Investment expense                           317           413          133
                                         ----------    ----------    ---------
   Net investment income                 $   11,621    $   12,144    $  12,214
                                         ==========    ==========    =========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                       2002          2001        2000
                                                  ----------    ----------   ----------
Fixed income securities                           $   (4,084)   $   (1,352)  $      (95)
Income taxes                                           1,429           473           33
                                                  ----------    ----------   ----------
Realized capital gains and losses, after tax      $   (2,655)   $     (879)  $      (62)
                                                  ==========    ==========   ==========

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                       2002          2001         2000
                                                  ----------    ----------   ----------
Write-downs in value                              $   (4,323)   $        -   $        -
Sales - fixed income securities                          239        (1,352)         (95)
                                                  ----------    ----------   ----------
    Realized capital gains and losses                 (4,084)       (1,352)         (95)
    Income taxes                                       1,429           473           33
                                                  ----------    ----------   ----------
    Realized capital gains and losses, after-tax  $   (2,655)   $     (879)  $      (62)
                                                  ==========    ==========   ==========

     Excluding calls and prepayments, gross gains of $471 thousand and $123 thousand were realized during 2002 and 2001, respectively. There were no gross gains in 2000. Gross losses of $232 thousand, $1.5 million and $95 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                            GROSS UNREALIZED
(IN THOUSANDS)                                FAIR       ----------------------     UNREALIZED
                                              VALUE        GAINS       LOSSES        NET GAINS
                                            ----------   ---------    ---------     -----------
Fixed income securities                     $  199,406   $  16,687    $     (38)    $    16,649
                                            ==========   =========    =========
Deferred income taxes                                                                    (5,827)
                                                                                    -----------
Unrealized net capital gains and losses                                             $    10,822
                                                                                    ===========

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

(IN THOUSANDS)                                                 YEAR ENDED DECEMBER 31,
                                                         ----------------------------------
                                                            2002         2001        2000
                                                         ----------   ----------   --------
Fixed income securities                                 $    9,064   $    4,336   $  4,778
Deferred income taxes                                       (3,172)      (1,518)    (1,672)
                                                        -----------  -----------  ---------
Increase in unrealized net capital gains and losses     $    5,892   $    2,818   $  3,106
                                                        ===========  ===========  =========

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverables, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

(IN THOUSANDS)                              2002                            2001
                                ----------------------------    -----------------------------
                                 CARRYING           FAIR          CARRYING           FAIR
                                   VALUE            VALUE          VALUE            VALUE
                                ------------    ------------    ------------     ------------
Fixed income securities         $    199,406    $    199,406    $   186,709      $    186,709
Short-term investments                 3,201           3,201          6,856             6,856
Separate Accounts                  1,413,221       1,413,221      1,565,708         1,565,708

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

(IN THOUSANDS)                                               2002                        2001
                                                  -------------------------   -------------------------
                                                   CARRYING        FAIR        CARRYING        FAIR
                                                     VALUE         VALUE         VALUE         VALUE
                                                  -----------   -----------   -----------   -----------
Contractholder funds on investment contracts      $ 9,702,733   $ 9,445,862   $ 7,407,377   $ 7,446,451
Separate Accounts                                   1,413,221     1,413,221     1,565,708     1,565,708

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                        2002           2001
                                                  ------------   -----------
Immediate annuities:
   Structured settlement annuities                $    384,419   $   162,412
   Other immediate annuities                            32,872        35,757
Traditional life                                       569,500       503,992
Other                                                  110,179        58,103
                                                  ------------   -----------
   Total Reserve for life-contingent contract
     benefits                                     $  1,096,970   $   760,264
                                                  ============   ===========

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Structured settlement annuities       U.S. population with          Interest rate                 Present value of
                                      projected calendar year       assumptions range from        contractually specified
                                      improvements; age setbacks    5.5% - 7.6%                   future benefits
                                      for impaired lives grading
                                      to standard

Other immediate annuities             1983 group annuity            Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                                                    4.7% - 8.8%                   based on historical
                                                                                                  experience

Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                 2002            2001
                                           -------------   ------------
Interest-sensitive life                    $   2,014,313   $  1,876,260
Investment contracts:
     Immediate annuities                         286,722        245,468
     Fixed annuities                           9,357,931      7,165,871
                                           -------------   ------------
     Total Contractholder funds            $  11,658,966   $  9,287,599
                                           =============   ============

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 2.0% - 6.4%          balance or dollar amount grading
                                                                               off generally over 20 years

Investment contracts                           Interest rates credited         Either a declining or a level
                                               range from 2.8% to 7.2%         percentage charge generally over
                                               for immediate annuities         nine years or less
                                               and 0.0% - 10.7% for fixed
                                               annuities including equity-
                                               indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                        2002                2001
                                                  -------------      -------------
Balance, beginning of year                        $   9,287,599      $   8,157,502
Deposits                                              2,868,550          1,748,413
Surrenders and withdrawals                             (659,293)          (715,195)
Death benefits                                         (169,876)          (184,724)
Interest credited to contractholder funds               524,477            417,992
Transfers (to) from Separate Accounts                   (61,537)           (55,271)
Contract charges                                       (114,906)          (101,133)
Other                                                   (16,048)            20,015
                                                  -------------      -------------
Balance, end of year                              $  11,658,966      $   9,287,599
                                                  =============      =============

7.   REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by many of the uncertainties involved in the establishment of loss reserves. The Company cedes a portion of the mortality risk on certain life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company.

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

(IN THOUSANDS)                                            2002         2001          2000
                                                       ----------   ----------   -----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $  689,970   $  572,949   $   470,337
Assumed                                                         2            4             2
Ceded:
   Affiliate                                             (484,684)    (330,799)     (241,361)
   Non-affiliate                                         (205,288)    (242,154)     (228,978)
                                                       ----------   ----------   -----------
Premiums and contract charges, net of reinsurance      $        -   $        -   $         -
                                                       ==========   ==========   ===========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and other expenses for the years ended December 31, are as follows:

(IN THOUSANDS)                                                   2002            2001         2000
                                                             -------------   -----------   ----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
BENEFITS AND OTHER EXPENSES
Direct                                                       $   1,343,929   $ 1,007,684   $  885,081
Ceded:
   Affiliate                                                   (1,012,038)      (728,750)    (630,015)
   Non-affiliate                                                 (331,891)      (278,934)    (255,046)
                                                             -------------   -----------   ----------
Interest credited to contractholder funds, contract
   benefits and other expenses, net of reinsurance           $           -   $         -   $       20
                                                             =============   ===========   ==========

8.   COMMITMENTS AND CONTINGENT LIABILITIES

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance which is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2002, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires March 31, 2003 but may be extended at the Company's option. These contracts are ceded to AUC under the terms of the reinsurance agreements.

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products, and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

         The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of some legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

         AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

         In addition, on August 6, 2002, a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

         AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently defending a nationwide class action, alleging among other things, breach of contract and breach of the implied covenant of good faith and fair dealing as a result of a change in the rate and cap on an annuity product. The court certified the class and entered summary judgment in favor of the Company and against the certified class. Plaintiff has filed notice of appeal. The Company has been vigorously defending the suit. The outcome of the appeal is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation , some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation from Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                  2002        2001
                                            ----------   ---------
DEFERRED ASSETS
Difference in tax bases of investments      $    1,195   $       -
Other assets                                        55          55
                                            ----------   ---------
     Total deferred assets                       1,250          55

DEFERRED LIABILITIES
Unrealized net capital gains                    (5,827)     (2,655)
Difference in tax bases of investments               -        (380)
Other liabilities                                  (10)        (10)
                                            ----------   ---------
     Total deferred liabilities                 (5,837)     (3,045)
                                            ----------   ---------
        Net deferred liabilities            $   (4,587)  $  (2,990)
                                            ==========   =========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                 2002         2001       2000
                                            ----------   ---------   ---------
Current                                     $    4,204   $   3,706   $   2,032
Deferred                                        (1,575)         62       2,189
                                            ----------   ---------   ---------
     Total income tax expense               $    2,629   $   3,768   $   4,221
                                            ==========   =========   =========

     The Company paid income taxes of $8.0 million, $2.8 million and $2.7 million in 2002, 2001 and 2000, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                              2002          2001       2000
                                            ----------   ---------   ---------
Statutory federal income tax rate                 35.0 %      35.0 %      35.0 %
Tax exempt income                                 (0.1)       (0.1)       (0.1)
                                            ----------   ---------   ---------
Effective income tax rate                         34.9 %      34.9 %      34.9 %
                                            ==========   =========   =========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                           NET INCOME                 SHAREHOLDER'S EQUITY
                                               ----------------------------------    ----------------------
(IN THOUSANDS)                                    2002         2001        2000        2002         2001
                                               ---------    ---------   ---------    ---------    ---------
Balance per GAAP                               $   4,908    $   7,024   $   7,878    $ 202,600    $ 191,800
Unrealized gain on fixed income securities             -            -           -      (16,649)      (7,585)
Deferred income taxes                             (1,576)          18       1,370        6,695        5,209
Reserves and non-admitted assets                    (315)         245         446       (2,368)     (16,188)
Other                                                 10          156        (417)       4,600       13,101
                                               ---------    ---------   ---------    ---------    ---------
Balance per statutory accounting practices     $   3,027    $   7,443   $   9,277    $ 194,878    $ 186,337
                                               =========    =========   =========    =========    =========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Nebraska. Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioner ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported an increase to surplus of $2.0 million effective January 1, 2001 as a result of recognizing a net deferred tax asset.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Nebraska Department of Insurance is $19.2 million.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)

UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                       2002
                                                         --------------------------------
                                                                                  After-
                                                          Pretax       Tax         tax
                                                         --------    --------    --------
Unrealized holding gains arising during the period       $  4,980    $ (1,743)   $  3,237
Less: reclassification adjustments                         (4,084)      1,429      (2,655)
                                                         --------    --------    --------
Unrealized net capital gains                                9,064      (3,172)      5,892
                                                         --------    --------    --------
Other comprehensive income                               $  9,064    $ (3,172)   $  5,892
                                                         ========    ========    ========

                                                                       2001
                                                         --------------------------------
                                                                                  After-
                                                          Pretax       Tax         tax
                                                         --------    --------    --------
Unrealized holding gains arising during the period       $  2,984    $ (1,045)   $  1,939
Less: reclassification adjustments                         (1,352)        473        (879)
                                                         --------    --------    --------
Unrealized net capital gains                                4,336      (1,518)      2,818
                                                         --------    --------    --------
Other comprehensive income                               $  4,336    $ (1,518)   $  2,818
                                                         ========    ========    ========

                                                                       2000
                                                         --------------------------------
                                                                                  After-
                                                          Pretax       Tax         tax
                                                         --------    --------    --------
Unrealized holding gains arising during the period       $  4,683    $ (1,639)   $  3,044
Less: reclassification adjustments                            (95)         33         (62)
                                                         --------    --------    --------
Unrealized net capital gains                                4,778      (1,672)      3,106
                                                         --------    --------    --------
Other comprehensive income                               $  4,778    $ (1,672)   $  3,106
                                                         ========    ========    ========

12.  RESTATEMENT OF FINANCIAL STATEMENTS

     Subsequent to the issuance of the Company's financial statements for the year ended December 31, 2001, management of the Company determined that its deferred tax liability was not appropriately recorded.

     The Company completed a validation of its deferred tax accounts in the fourth quarter of 2002 and identified an overstatement of its deferred tax liability of $3.2 million related to periods prior to 1999, primarily related to the difference in the tax bases of net assets previously transferred to ALIC.

     The effect of the restatement was to decrease Deferred income taxes and increase beginning Retained income as of January 1, 2000. Such restatement resulted in changes in Deferred income taxes and Retained income as of December 31, 2001 and 2000.

                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                                   GROSS                               NET
YEAR ENDED DECEMBER 31, 2002                      AMOUNT            CEDED            AMOUNT
------------------------------------------    --------------    --------------    -------------
Life insurance in force                       $  160,133,109    $  160,133,109    $           -
                                              ==============    ==============    =============

Premiums and contract charges:
    Life and annuities                        $      629,423    $      629,423    $           -
    Accident and health                               60,549            60,549                -
                                              --------------    --------------    -------------
                                              $      689,972    $      689,972    $           -
                                              ==============    ==============    =============

                                                   GROSS                               NET
YEAR ENDED DECEMBER 31, 2001                      AMOUNT            CEDED            AMOUNT
------------------------------------------    --------------    --------------    -------------
Life insurance in force                       $  138,566,651    $  138,566,651    $           -
                                              ==============    ==============    =============

Premiums and contract charges:
    Life and annuities                        $      532,235    $      532,235    $           -
    Accident and health                               40,718            40,718                -
                                              --------------    --------------    -------------
                                              $      572,953    $      572,953    $           -
                                              ==============    ==============    =============

                                                   GROSS                               NET
YEAR ENDED DECEMBER 31, 2000                      AMOUNT            CEDED            AMOUNT
------------------------------------------    --------------    --------------    -------------
Life insurance in force                       $  120,555,954    $  120,555,954    $           -
                                              ==============    ==============    =============

Premiums and contract charges:
    Life and annuities                        $      447,683    $      447,683    $           -
    Accident and health                               22,656            22,656                -
                                              --------------    --------------    -------------
                                              $      470,339    $      470,339    $           -
                                              ==============    ==============    =============


                                   LINCOLN BENEFIT LIFE
                                   VARIABLE ANNUITY
                                   ACCOUNT



                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                              AIM Variable
                                             Insurance Funds
                                               Sub-Account                      The Alger American Fund Sub-Accounts
                                            ------------------   ------------------------------------------------------------------
                                             AIM V. I. Dent                         Income and       Leveraged          MidCap
                                              Demographics         Growth              Growth         AllCap            Growth
                                            ------------------ ---------------    --------------  --------------   ----------------
ASSETS
Investments at fair value                   $      679,033    $     15,292,744   $   20,203,747   $   12,636,784   $    15,074,032
                                            ---------------   -----------------  ---------------  ---------------  ----------------
    Total assets                            $      679,033    $     15,292,744   $   20,203,747   $   12,636,784   $    15,074,032
                                            ===============   =================  ===============  ===============  ================


NET ASSETS
Accumulation units                          $      669,053    $     15,262,671   $   20,159,873   $   12,632,483   $    15,065,092
Contracts in payout (annuitization) period           9,980              30,073           43,874            4,301             8,940
                                            ---------------   -----------------  ---------------  ---------------  ----------------
    Total net assets                        $      679,033    $     15,292,744   $   20,203,747   $   12,636,784   $    15,074,032
                                            ===============   =================  ===============  ===============  ================

FUND SHARE INFORMATION
    Number of shares                               179,164             620,899        2,790,573          606,081         1,210,766
                                            ===============   =================  ===============  ===============  ================
    Cost                                    $      818,572    $     30,967,846   $   34,112,422   $   23,853,766   $    24,745,393
                                            ===============   =================  ===============  ===============  ================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Fidelity Variable
                                                The Alger                                                           Insurance
                                              American Fund                                                       Products Fund
                                              Sub-Accounts          Federated Insurance Series Sub-Accounts       Sub-Accounts
                                            ------------------ ------------------------------------------------  ---------------
                                                                Federated
                                                               Fund for U.S.    Federated
                                                  Small         Government     High Income     Federated           VIP Asset
                                             Capitalization    Securities II   Bond Fund II  Utility Fund II         Manager
                                            ---------------  ---------------- --------------- ----------------  ----------------
ASSETS
Investments at fair value                   $    6,749,964   $    82,676,447  $   17,044,114  $     8,709,685   $     16,043,904
                                            ---------------  ---------------- --------------- ----------------  ----------------
    Total assets                            $    6,749,964   $    82,676,447  $   17,044,114  $     8,709,685   $     16,043,904
                                            ===============  ================ =============== ================  ================

NET ASSETS
Accumulation units                          $    6,742,512   $    82,646,448  $   17,014,617  $     8,673,321   $    16,011,089
Contracts in payout (annuitization) period           7,452            29,999          29,497           36,364            32,815
                                            ---------------  ---------------- --------------- ----------------  ----------------
    Total net assets                        $    6,749,964   $    82,676,447  $   17,044,114  $     8,709,685   $    16,043,904
                                            ===============  ================ =============== ================  ================

FUND SHARE INFORMATION
    Number of shares                               552,823         6,901,206       2,407,361        1,158,203         1,258,345
                                            ===============  ================ =============== ================  ================
    Cost                                    $    9,335,396   $    78,920,411  $   18,633,347  $    13,866,515   $    19,535,692
                                            ===============  ================ =============== ================  ================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                            -----------------------------------------------------------------------------------
                                                               VIP Equity-                                        VIP Money
                                            VIP Contrafund      Income           VIP Growth    VIP Index 500        Market
                                            --------------- ---------------   --------------  ---------------  ----------------
ASSETS
Investments at fair value                   $   47,439,104  $    60,366,109   $   42,976,103  $   49,088,225   $    106,869,738
                                            --------------- ----------------  --------------- ---------------  -----------------
    Total assets                            $   47,439,104  $    60,366,109   $   42,976,103  $   49,088,225   $    106,869,738
                                            =============== ================  =============== ===============  =================

NET ASSETS
Accumulation units                          $   47,421,914  $    60,322,311   $   42,901,051  $   48,993,505   $    106,543,546
Contracts in payout (annuitization) period          17,190           43,798           75,052          94,720            326,192
                                            --------------- ----------------  --------------- ---------------  -----------------
    Total net assets                        $   47,439,104  $    60,366,109   $   42,976,103  $   49,088,225   $    106,869,738
                                            =============== ================  =============== ===============  =================
FUND SHARE INFORMATION
    Number of shares                             2,620,945        3,324,125        1,833,451         491,275        106,869,738
                                            =============== ================  =============== ===============  =================
    Cost                                    $   58,742,113  $    74,747,082   $   72,025,274  $   67,678,133   $    106,869,738
                                            =============== ================  =============== ===============  =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                             Fidelity Variable                                                   Goldman Sachs
                                                Insurace                                                           Variable
                                             Products Fund            Fidelity Variable Insurance Products      Insurance Trust
                                             Sub-Accounts             Fund (Service Class 2) Sub-Accounts       Sub-Accounts
                                            ---------------    ---------------------------------------------  -----------------
                                                                   VIP         VIP Investment
                                                              Equity-Income     Grade Bond     VIP Overseas       VIT CORE
                                                                (Service        (Service        (Service          Small Cap
                                             VIP Overseas       Class 2)        Class 2)         Class 2)          Equity
                                            --------------  ---------------- --------------- ---------------  ----------------
ASSETS
Investments at fair value                   $    9,229,671  $     3,264,151  $    7,601,195  $      221,567   $     1,969,443
                                            --------------- ---------------- --------------- ---------------  ----------------
    Total assets                            $    9,229,671  $     3,264,151  $    7,601,195  $      221,567   $     1,969,443
                                            =============== ================ =============== ===============  ================

NET ASSETS
Accumulation units                          $    9,196,207  $     3,248,791  $    7,554,878  $      221,567   $     1,969,443
Contracts in payout (annuitization) period          33,464           15,360          46,317               -                 -
                                            --------------- ---------------- --------------- ---------------  ----------------
    Total net assets                        $    9,229,671  $     3,264,151  $    7,601,195  $      221,567   $     1,969,443
                                            =============== ================ =============== ===============  ================

FUND SHARE INFORMATION
    Number of shares                               840,589          181,342         560,147          20,327           214,303
                                            =============== ================ =============== ===============  ================
    Cost                                    $   13,343,991  $     3,503,610  $    7,270,083  $      252,931   $     2,276,406
                                            =============== ================ =============== ===============  ================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                              Goldman Sachs
                                                Variable       J.P. Morgan
                                             Insurance Trust  Series Trust II
                                              Sub-Accounts     Sub-Account           Janus Aspen Series Sub-Accounts
                                           ----------------- ---------------- ------------------------------------------------
                                           VIT International                     Aggressive                      Flexible
                                                Equity         Small Company       Growth        Balanced        Income
                                           ----------------- ---------------- --------------- --------------- ----------------
ASSETS
Investments at fair value                  $      2,395,161  $     2,678,460  $   25,068,885  $   75,388,059  $     30,197,805
                                           ----------------- ---------------- --------------- --------------- ----------------
    Total assets                           $      2,395,161  $     2,678,460  $   25,068,885  $   75,388,059  $     30,197,805
                                           ================= ================ =============== =============== ================


NET ASSETS
Accumulation units                         $      2,395,161  $     2,678,460  $   25,061,248  $   75,182,747  $    30,178,257
Contracts in payout (annuitization) period                -                -           7,637         205,312           19,548
                                           ----------------- ---------------- --------------- --------------- ----------------
    Total net assets                       $      2,395,161  $     2,678,460  $   25,068,885  $   75,388,059  $    30,197,805
                                           ================= ================ =============== =============== ================

FUND SHARE INFORMATION
    Number of shares                                330,367          259,039       1,582,632       3,661,392        2,455,106
                                           ================= ================ =============== =============== ================
    Cost                                   $      3,663,003  $     3,564,318  $   58,064,719  $   84,456,195  $    29,341,732
                                           ================= ================ =============== =============== ================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                      Lazard
                                                                                                                     Retirement
                                                    Janus Aspen Series               Janus Aspen Series              Series, Inc.
                                                       Sub-Accounts              (Service Shares) Sub-Accounts       Sub-Accounts
                                            ---------------------------------- ---------------------------------  ------------------
                                                                               Global Value        Worldwide
                                                               Worldwide         (Service        Growth (Service      Emerging
                                               Growth            Growth           Shares)           Shares)           Markets
                                            ---------------- ----------------- ----------------  ---------------- -----------------
ASSETS
Investments at fair value                   $    47,542,855  $     60,043,348  $     2,448,252   $     1,571,507  $       1,236,556
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total assets                            $    47,542,855  $     60,043,348  $     2,448,252   $     1,571,507  $       1,236,556
                                            ================ ================= ================  ================ =================



NET ASSETS
Accumulation units                          $    47,522,120  $     60,027,189  $     2,448,252   $     1,571,507  $      1,236,556
Contracts in payout (annuitization) period           20,735            16,159                -                 -                 -
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total net assets                        $    47,542,855  $     60,043,348  $     2,448,252   $     1,571,507  $      1,236,556
                                            ================ ================= ================  ================ =================


FUND SHARE INFORMATION
    Number of shares                              3,254,131         2,852,416          271,425            75,012           176,148
                                            ================ ================= ================  ================ =================
    Cost                                    $    83,115,019  $     89,734,596  $     2,666,211   $     1,803,715  $      1,393,742
                                            ================ ================= ================  ================ =================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                               Lazard
                                              Retirement
                                             Series, Inc.
                                             Sub-Accounts                       LSA Variable Series Trust Sub-Accounts
                                            ---------------    ----------------------------------------------------------------
                                                                  LSA
                                             International     Aggressive                        LSA Basic        LSA Blue
                                                Equity          Growth         LSA Balanced        Value            Chip
                                            --------------- ----------------  -------------- ---------------   ---------------
ASSETS
Investments at fair value                   $    1,556,907  $       491,240   $    9,209,056  $    5,295,957   $     2,687,200
                                            --------------- ----------------  --------------- ---------------  ----------------
    Total assets                            $    1,556,907  $       491,240   $    9,209,056  $    5,295,957   $     2,687,200
                                            =============== ================  =============== ===============  ================

NET ASSETS
Accumulation units                          $    1,556,907  $       491,240   $    9,174,961  $    5,293,323   $     2,687,200
Contracts in payout (annuitization) period               -                -           34,095           2,634                 -
                                            --------------- ----------------  --------------- ---------------  ----------------
    Total net assets                        $    1,556,907  $       491,240   $    9,209,056  $    5,295,957   $     2,687,200
                                            =============== ================  =============== ===============  ================

FUND SHARE INFORMATION
    Number of shares                               191,974           76,637        1,148,261         702,382           378,479
                                            =============== ================  =============== ===============  ================
    Cost                                    $    2,006,180  $       569,023   $   10,604,447  $    5,859,233   $     3,084,723
                                            =============== ================  =============== ===============  ================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                     LSA Variable Series Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                  LSA               LSA
                                                LSA Capital    Disciplined       Diversified     LSA Emerging       LSA Focused
                                               Appreciation      Equity            Mid Cap       Growth Equity         Equity
                                            ---------------- ----------------- ---------------- ----------------  -----------------
ASSETS
Investments at fair value                   $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
                                            ---------------- ----------------- ---------------- ----------------  -----------------
    Total assets                            $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
                                            ================ ================= ================ ================  =================


NET ASSETS
Accumulation units                          $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
Contracts in payout (annuitization) period                -                 -                -                -                  -
                                            ---------------- ----------------- ---------------- ----------------  -----------------
    Total net assets                        $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
                                            ================ ================= ================ ================  =================


FUND SHARE INFORMATION
    Number of shares                                155,932           681,839          345,343          390,703            415,143
                                            ================ ================= ================ ================  =================
    Cost                                    $     1,221,449  $      5,600,854  $     3,098,766  $     3,869,589   $      3,869,676
                                            ================ ================= ================ ================  =================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        MFS Variable Insurance
                                                    LSA Variable Series Trust Sub-Accounts               Trust Sub-Accounts
                                            --------------------------------------------------- ------------------------------------

                                                                                                MFS Emerging
                                                 LSA          LSA Mid Cap        LSA Value         Growth         MFS Investors
                                             Growth Equity       Value            Equity           Series         Trust Series
                                            ---------------- ----------------- ---------------- ---------------- -----------------
ASSETS
Investments at fair value                   $     4,599,369  $      5,354,192  $     6,520,490  $     4,610,542  $      4,924,483
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total assets                            $     4,599,369  $      5,354,192  $     6,520,490  $     4,610,542  $      4,924,483
                                            ================ ================= ================ ================ =================

NET ASSETS
Accumulation units                          $     4,599,369  $      5,354,192  $     6,520,490  $     4,601,592  $      4,924,483
Contracts in payout (annuitization) period                -                 -                -            8,950                 -
                                            ---------------- ----------------- ---------------- ---------------- -----------------

    Total net assets                        $     4,599,369  $      5,354,192  $     6,520,490  $     4,610,542  $      4,924,483
                                            ================ ================= ================ ================ =================

FUND SHARE INFORMATION
    Number of shares                                665,611           543,573          790,362          387,115           365,589
                                            ================ ================= ================ ================ =================
    Cost                                    $     6,063,758  $      5,512,719  $     7,988,829  $     9,760,068  $      6,793,250
                                            ================ ================= ================ ================ =================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      MFS Variable Insurance Trust
                                                MFS Variable Insurance Trust Sub-Accounts             (Service Class) Sub-Accounts
                                              -------------------------------------------------    --------------------------------
                                                                                                        MFS
                                                MFS New                                             New Discovery    MFS Utilities
                                               Discovery       MFS Research       MFS Total        Series (Service  Series (Service
                                                Series            Series        Return Series          Class)           Class)
                                             ---------------- ----------------- ----------------  ---------------- -----------------
 ASSETS
 Investments at fair value                   $     6,737,270  $      3,589,682  $    16,502,433   $     1,592,876  $        766,474
                                             ---------------- ----------------- ----------------  ---------------- -----------------
     Total assets                            $     6,737,270  $      3,589,682  $    16,502,433   $     1,592,876  $        766,474
                                             ================ ================= ================  ================ =================


 NET ASSETS
 Accumulation units                          $     6,732,809  $      3,589,682  $    16,400,507   $     1,592,876  $        750,562
 Contracts in payout (annuitization) period            4,461                 -          101,926                 -            15,912
                                             ---------------- ----------------- ----------------  ---------------- -----------------
     Total net assets                        $     6,737,270  $      3,589,682  $    16,502,433   $     1,592,876  $        766,474
                                             ================ ================= ================  ================ =================


 FUND SHARE INFORMATION
     Number of shares                                645,332           332,995          962,802           153,456            63,980
                                             ================ ================= ================  ================ =================
     Cost                                    $     8,963,033  $      5,947,890  $    17,582,107   $     1,829,896  $        794,938
                                             ================ ================= ================  ================ =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer Variable   Panorama
                                                                                                  Account Funds      Series Fund,
                                                                                                 (Service Class     Inc. (Service
                                                                                                    ("SC"))        Class ("SC"))
                                                   OCC Accumulation Trust Sub-Accounts            Sub-Account       Sub-Account
                                             -------------------------------------------------- ---------------- -----------------
                                                                                                   Oppenheimer
                                                                     OCC                           Main Street      Oppenheimer
                                                                 Science and                        Small Cap      International
                                                 OCC Equity      Technology      OCC Small Cap     Growth (SC)      Growth (SC)
                                            ---------------- ----------------- ---------------- ---------------- -----------------
ASSETS
Investments at fair value                   $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total assets                            $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
                                            ================ ================= ================ ================ =================


NET ASSETS
Accumulation units                          $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
Contracts in payout (annuitization) period                -                 -                -                -                 -
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total net assets                        $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
                                            ================ ================= ================ ================ =================

FUND SHARE INFORMATION
    Number of shares                                 99,013           660,945          230,057          473,433           617,094
                                            ================ ================= ================ ================ =================
    Cost                                    $     3,156,912  $      1,100,589  $     6,002,753  $     4,722,986  $        603,912
                                            ================ ================= ================ ================ =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Putnam Variable
                                                                                                                      Trust
                                                           PIMCO Variable Insurance Trust Sub-Accounts              Sub-Accounts
                                            --------------------------------------------------------------------- -----------------
                                                                                                    StocksPLUS
                                                                                                    Growth and        VT High
                                              Foreign Bond      Money Market     Total Return         Income           Yield
                                            ---------------- ----------------- ----------------  ---------------- -----------------
ASSETS
Investments at fair value                   $     4,132,587  $     25,842,377  $    44,468,190   $     3,544,425  $      1,649,206
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total assets                            $     4,132,587  $     25,842,377  $    44,468,190   $     3,544,425  $      1,649,206
                                            ================ ================= ================  ================ =================


NET ASSETS
Accumulation units                          $     4,132,587  $     25,798,783  $    44,426,150   $     3,544,425  $      1,649,206
Contracts in payout (annuitization) period                -            43,594           42,040                 -                 -
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total net assets                        $     4,132,587  $     25,842,377  $    44,468,190   $     3,544,425  $      1,649,206
                                            ================ ================= ================  ================ =================


FUND SHARE INFORMATION
    Number of shares                                410,386        25,842,377        4,346,842           488,886           233,930
                                            ================ ================= ================  ================ =================
    Cost                                    $     4,040,806  $     25,842,377  $    43,753,722   $     4,555,940  $      1,664,449
                                            ================ ================= ================  ================ =================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                                                               Salomon Brothers
                                           Putnam Variable   Rydex Variable    Variable Series
                                                Trust            Trust             Funds             Scudder Variable Series I
                                            Sub-Accounts      Sub-Account       Sub-Account                 Sub-Accounts
                                           ----------------- ----------------- ---------------- -----------------------------------
                                           VT International
                                             Growth and
                                               Income          Rydex OTC          Capital         Balanced             Bond
                                           ----------------- ----------------- ---------------- ----------------  -----------------
ASSETS
Investments at fair value                  $      1,374,460  $      1,008,017  $     6,170,439  $    17,978,968   $     20,534,152
                                           ----------------- ----------------- ---------------- ----------------  -----------------
    Total assets                           $      1,374,460  $      1,008,017  $     6,170,439  $    17,978,968   $     20,534,152
                                           ================= ================= ================ ================  =================


NET ASSETS
Accumulation units                         $      1,374,460  $      1,008,017  $     6,170,439  $    17,949,308   $     20,408,629
Contracts in payout (annuitization) period                -                 -                -           29,660            125,523
                                           ----------------- ----------------- ---------------- ----------------  -----------------
    Total net assets                       $      1,374,460  $      1,008,017  $     6,170,439  $    17,978,968   $     20,534,152
                                           ================= ================= ================ ================  =================



FUND SHARE INFORMATION
    Number of shares                                164,606           111,383          547,996        1,849,688          2,941,856
                                           ================= ================= ================ ================  =================
    Cost                                   $      1,441,860  $       1,220,282 $     7,686,429  $    23,208,062   $     19,952,628
                                           ================= ================= ================ ================  =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                       STI Classic Variable
                                                    Scudder Variable Series I Sub-Accounts              Trust Sub-Accounts
                                            --------------------------------------------------   ---------------------------------
                                               Global          Growth and                         STI Capital    STI International
                                              Discovery          Income         International     Appreciation         Equity
                                            ---------------- ----------------  ---------------- ---------------- -----------------
ASSETS
Investments at fair value                    $    3,268,336  $      2,703,767  $     1,894,557  $    1,219,482   $        225,730
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total assets                             $    3,268,336  $      2,703,767  $     1,894,557  $     1,219,482  $        225,730
                                            ================ ================= ================ ================ =================


NET ASSETS
Accumulation units                           $    3,268,336  $      2,703,767  $     1,894,557  $     1,219,482  $        225,730
Contracts in payout (annuitization) period                -                 -                -                -                 -
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total net assets                         $    3,268,336  $      2,703,767  $     1,894,557  $     1,219,482  $        225,730
                                            ================ ================= ================ ================ =================


FUND SHARE INFORMATION
    Number of shares                                468,915           398,786          290,576           93,734            32,620
                                            ================ ================= ================ ================ =================
    Cost                                     $    4,330,257  $      3,717,683  $     2,627,067  $     1,480,871  $        267,433
                                            ================ ================= ================ ================ =================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                   Strong        Strong Variable
                                               STI Classic      Opportunity         Insurance
                                             Variable Trust    Fund II, Inc.       Funds, Inc.           T. Rowe Price Equity
                                              Sub-Accounts      Sub-Account        Sub-Account          Series, Inc. Sub-Accounts
                                             ----------------- ----------------- ---------------- ---------------------------------
                                                                                                                     T. Rowe Price
                                                STI Value       Opportunity      Mid Cap Growth    T. Rowe Price       Mid-Cap
                                              Income Stock        Fund II            Fund II       Equity Income        Growth
                                             ----------------- ----------------- ---------------- ---------------- -----------------
ASSETS
Investments at fair value                    $      1,864,154  $     11,659,573  $     4,578,343  $    16,769,953  $     12,237,729
                                             ----------------- ----------------- ---------------- ---------------- -----------------
    Total assets                             $      1,864,154  $     11,659,573  $     4,578,343  $    16,769,953  $     12,237,729
                                             ================= ================= ================ ================ =================

NET ASSETS
Accumulation units                           $      1,864,154  $     11,643,968  $     4,571,048  $    16,741,588  $     12,232,267
Contracts in payout (annuitization) period                  -            15,605            7,295           28,365             5,462
                                             ----------------- ----------------- ---------------- ---------------- -----------------
    Total net assets                         $      1,864,154  $     11,659,573  $     4,578,343  $    16,769,953  $     12,237,729
                                             ================= ================= ================ ================ =================

FUND SHARE INFORMATION
    Number of shares                                  179,418           840,632          447,541        1,025,058           851,024
                                             ================= ================= ================ ================ =================
    Cost                                     $      2,153,375  $     16,269,835  $     9,022,618  $    19,151,085  $     14,229,764
                                             ================= ================= ================ ================ =================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                              T. Rowe        T. Rowe Price
                                           Price Equity     International
                                           Series, Inc.       Series, Inc.
                                           Sub-Accounts       Sub-Account        The Universal Institutional Funds Sub-Accounts
                                           ---------------- ------------------ ----------------------------------------------------
                                                                                                  Van Kampen
                                           T. Rowe Price     T. Rowe Price      Van Kampen            UIF           Van Kampen
                                            New America      International          UIF             Mid Cap        UIF Mid Cap
                                              Growth             Stock          High Yield          Growth            Value
                                           ---------------- ------------------ ----------------  ---------------- -----------------
ASSETS
Investments at fair value                  $     2,660,877  $       2,549,440  $     2,361,354   $     2,605,325  $      4,036,798
                                           ---------------- ------------------ ----------------  ---------------- -----------------
    Total assets                           $     2,660,877  $       2,549,440  $     2,361,354   $     2,605,325  $      4,036,798
                                           ================ ================== ================  ================ =================


NET ASSETS
Accumulation units                         $     2,660,877  $       2,549,440  $     2,333,204   $     2,605,325  $      4,036,798
Contracts in payout (annuitization) period               -                  -           28,150                 -                 -
                                           ---------------- ------------------ ----------------  ---------------- -----------------
    Total net assets                       $     2,660,877  $       2,549,440  $     2,361,354   $     2,605,325  $      4,036,798
                                           ================ ================== ================  ================ =================

FUND SHARE INFORMATION
    Number of shares                               204,840            275,317          418,680           433,498           385,191
                                           ================ ================== ================  ================ =================
    Cost                                   $     3,373,107  $       3,206,449  $     2,906,579   $     4,436,855  $      5,286,038
                                           ================ ================== ================  ================ =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------


                                                              Van Kampen
                                                            Life Investment
                                                           Trust (Class II)
                                                              Sub-Account
                                                           ------------------
                                                              LIT Growth
                                                              and Income
                                                              (Class II)
                                                           ------------------
ASSETS

Investments at fair value                                  $       4,772,507
                                                           ------------------
    Total assets                                           $       4,772,507
                                                           ==================

NET ASSETS
Accumulation units                                         $       4,772,507
Contracts in payout (annuitization) period                                 -
                                                           ------------------
    Total net assets                                       $       4,772,507
                                                           ==================

FUND SHARE INFORMATION

    Number of shares                                                 354,833
                                                           ==================
    Cost                                                   $       5,020,662
                                                           ==================





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable
                                              Insurance Funds
                                                Sub-Account                    The Alger American Fund Sub-Accounts
                                              -----------------   --------------------------------------------------------------

                                              AIM V. I. Dent                     Income and       Leveraged          MidCap
                                               Demographics       Growth           Growth           AllCap           Growth
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $            -   $        8,793   $      176,104   $        1,377   $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (6,104)        (268,238)        (338,321)        (221,364)        (247,198)
   Administrative expense                               (413)         (23,572)         (29,576)         (18,695)         (22,032)
                                              --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (6,517)        (283,017)        (191,793)        (238,682)        (269,230)
                                              --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               126,044        7,705,266        8,686,107       10,052,294       11,456,564
   Cost of investments sold                          148,648       13,221,242       13,197,982       15,726,594       16,653,777
                                              --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (22,604)      (5,515,976)      (4,511,875)      (5,674,300)      (5,197,213)

Realized gain distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (22,604)      (5,515,976)      (4,511,875)      (5,674,300)      (5,197,213)

Change in unrealized gains (losses)                 (144,254)      (3,176,884)      (6,047,512)      (1,499,383)      (1,734,845)
                                              --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                  (166,858)      (8,692,860)     (10,559,387)      (7,173,683)      (6,932,058)
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $     (173,375)  $   (8,975,877)  $  (10,751,180)  $   (7,412,365)  $   (7,201,288)
                                              ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Fidelity Variable
                                               The Alger                                                          Insurance
                                             American Fund                                                    Products Fund
                                             Sub-Accounts         Federated Insurance Series Sub-Accounts       Sub-Accounts
                                             -------------   -----------------------------------------------   --------------
                                                                Federated
                                                               Fund for U.S.     Federated
                                                Small           Government      High Income      Federated         VIP Asset
                                             Capitalization    Securities II    Bond Fund II   Utility Fund II      Manager
                                             --------------   --------------   --------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $            -   $    2,185,407   $    2,226,135  $       634,969   $      738,312
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                      (111,779)        (840,437)        (234,094)        (136,073)        (226,549)
   Administrative expense                            (9,763)         (80,709)         (23,263)         (13,556)         (23,897)
                                             --------------   --------------   --------------  ---------------   --------------

      Net investment income (loss)                 (121,542)       1,264,261        1,968,778          485,340          487,866
                                             --------------   --------------   --------------  ---------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           18,619,623       36,708,108       35,906,628        4,753,022        5,428,576
   Cost of investments sold                      23,289,016       35,768,433       38,558,916        7,220,130        6,708,905
                                             --------------   --------------   --------------  ---------------   --------------

      Realized gains (losses) on fund shares     (4,669,393)         939,675       (2,652,288)      (2,467,108)      (1,280,329)

Realized gain distributions                               -                -                -                -                -
                                             --------------   --------------   --------------  ---------------   --------------
      Net realized gains (losses)                (4,669,393)         939,675       (2,652,288)      (2,467,108)      (1,280,329)

Change in unrealized gains (losses)               1,635,108        2,540,523          806,114       (1,416,952)      (1,262,094)
                                             --------------   --------------   --------------  ---------------   --------------
      Net realized and unrealized gains
           (losses) on investments               (3,034,285)       3,480,198       (1,846,174)      (3,884,060)      (2,542,423)
                                             --------------   --------------   --------------  ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (3,155,827)  $    4,744,459   $      122,604  $    (3,398,720)  $   (2,054,557)
                                             ==============   ==============   ==============  ===============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                              ---------------------------------------------------------------------------------

                                                                VIP Equity-                                        VIP Money
                                              VIP Contrafund      Income         VIP Growth      VIP Index 500       Market
                                              --------------   -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $      424,987   $   1,329,811    $     155,974    $     813,915    $   1,918,780
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                       (651,544)       (935,623)        (718,632)        (763,580)      (1,437,433)
   Administrative expense                            (64,312)        (97,830)         (74,668)         (67,300)        (130,987)
                                              --------------   -------------    -------------    -------------    -------------

      Net investment income (loss)                  (290,869)        296,358         (637,326)         (16,965)         350,360
                                              --------------   -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                            15,787,243      35,556,474       21,223,388       21,259,992      858,199,714
   Cost of investments sold                       19,078,063      39,849,696       31,707,103       27,664,666      858,199,714
                                              --------------   -------------    -------------    -------------    -------------

      Realized gains (losses) on fund shares      (3,290,820)     (4,293,222)     (10,483,715)      (6,404,674)               -

Realized gain distributions                                -       1,810,020                -                -                -
                                              --------------   -------------    -------------    -------------    -------------

      Net realized gains (losses)                 (3,290,820)     (2,483,202)     (10,483,715)      (6,404,674)               -

Change in unrealized gains (losses)               (2,401,825)    (13,622,314)     (11,220,742)      (9,953,047)               -
                                              --------------   -------------    -------------    -------------    -------------

      Net realized and unrealized gains
           (losses) on investments                (5,692,645)    (16,105,516)     (21,704,457)     (16,357,721)               -
                                              --------------   -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $   (5,983,514)  $ (15,809,158)   $ (22,341,783)   $ (16,374,686)   $     350,360
                                              ==============   =============    =============    =============    =============


See notes to financial statements.

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
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                          Fidelity Variable                                                    Goldman Sachs
                                             Insurance                                                           Variable
                                           Products Fund         Fidelity Variable Insurance Products         Insurance Trust
                                           Sub-Accounts           Fund (Service Class 2) Sub-Accounts           Sub-Accounts
                                           -------------   ------------------------------------------------   ---------------
                                                                VIP          VIP Investment
                                                            Equity-Income     Grade Bond     VIP Overseas        VIT CORE
                                                              (Service         (Service        (Service          Small Cap
                                            VIP Overseas      Class 2)          Class 2)        Class 2)           Equity
                                           --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                  $       86,732   $        4,684   $       23,443   $           77   $        5,836
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                    (161,493)         (24,085)         (41,609)          (1,907)         (26,747)
   Administrative expense                         (16,679)          (1,651)          (2,923)            (129)          (1,978)
                                           --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                (91,440)         (21,052)         (21,089)          (1,959)         (22,889)
                                           --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                        126,693,009          452,361        1,313,528        2,120,058          778,573
   Cost of investments sold                   130,230,224          501,219        1,304,762        2,077,063          808,327
                                           --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund share    (3,537,215)         (48,858)           8,766           42,995          (29,754)

Realized gain distributions                             -            6,750                -                -                -
                                           --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)              (3,537,215)         (42,108)           8,766           42,995          (29,754)

Change in unrealized gains (losses)             1,243,466         (246,105)         332,323          (31,367)        (376,668)
                                           --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments             (2,293,749)        (288,213)         341,089           11,628         (406,422)
                                           --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $   (2,385,189)  $     (309,265)  $      320,000   $        9,669   $     (429,311)
                                           ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              Goldman Sachs
                                                 Variable       J.P. Morgan
                                             Insurance Trust   Series Trust II
                                               Sub-Accounts      Sub-Account              Janus Aspen Series Sub-Accounts
                                             ---------------   --------------   ---------------------------------------------------


                                             VIT International     Small          Aggressive                            Flexible
                                                   Equity         Company           Growth           Balanced            Income
                                             ---------------   --------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $        29,139   $        4,771   $             -   $     1,999,430   $     1,195,333
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (35,741)         (34,534)         (429,351)       (1,054,499)         (300,796)
   Administrative expense                             (2,622)          (2,552)          (42,368)         (100,504)          (28,922)
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Net investment income (loss)                    (9,224)         (32,315)         (471,719)          844,427           865,615
                                             ---------------   --------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               582,554          249,820        25,958,826        21,792,306        11,290,753
   Cost of investments sold                          833,620          314,854        44,821,159        23,399,399        11,189,246
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Realized gains (losses) on fund shares        (251,066)         (65,034)      (18,862,333)       (1,607,093)          101,507

Realized gain distributions                                -                -                 -                 -                 -
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Net realized gains (losses)                   (251,066)         (65,034)      (18,862,333)       (1,607,093)          101,507

Change in unrealized gains (losses)                 (321,015)        (594,503)        6,544,032        (6,232,390)        1,099,337
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Net realized and unrealized gains
           (losses) on investments                  (572,081)        (659,537)      (12,318,301)       (7,839,483)        1,200,844
                                             ---------------   --------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $      (581,305)  $     (691,852)  $   (12,790,020)  $    (6,995,056)  $     2,066,459
                                             ===============   ==============   ===============   ===============   ===============



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Lazard
                                                                                                                    Retirement
                                                         Janus Aspen                  Janus Aspen Series           Series, Inc.
                                                     Series Sub-Accounts         (Service Shares) Sub-Accounts     Sub-Accounts
                                               -------------------------------   -------------------------------   --------------

                                                                                 Global Value      Worldwide
                                                                  Worldwide        (Service      Growth (Service      Emerging
                                                   Growth           Growth          Shares)          Shares)           Markets
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $      700,180   $        8,061   $        8,178   $        7,325
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (847,231)      (1,046,433)         (16,231)         (13,629)         (15,505)
   Administrative expense                             (84,211)        (105,346)          (1,368)            (932)          (1,127)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                   (931,442)        (451,599)          (9,538)          (6,383)          (9,307)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             26,067,858       92,571,758        1,808,326          673,816          414,802
   Cost of investments sold                        39,311,735      107,187,542        1,956,547          695,689          453,673
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares      (13,243,877)     (14,615,784)        (148,221)         (21,873)         (38,871)

Realized gain distributions                                 -                -            2,501                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                 (13,243,877)     (14,615,784)        (145,720)         (21,873)         (38,871)

Change in unrealized gains (losses)                (7,904,847)     (11,121,490)        (218,218)        (246,414)         (14,074)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                (21,148,724)     (25,737,274)        (363,938)        (268,287)         (52,945)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $  (22,080,166)  $  (26,188,873)  $     (373,476)  $     (274,670)  $      (62,252)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                  Lazard
                                                Retirement
                                               Series, Inc.
                                               Sub-Accounts            LSA Variable Series Trust Sub-Accounts
                                               -------------- -----------------------------------------------------------

                                                                   LSA
                                                International    Aggressive                   LSA Basic       LSA Blue
                                                   Equity          Growth     LSA Balanced       Value          Chip
                                               -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $        1,389  $           - $       76,947 $            - $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (21,567)        (4,177)       (94,469)       (39,079)       (21,657)
   Administrative expense                              (1,576)          (276)        (6,833)        (2,964)        (1,502)
                                               -------------- -------------- -------------- -------------- --------------

      Net investment income (loss)                    (21,754)        (4,453)       (24,355)       (42,043)       (23,159)
                                               -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                432,897        561,824      1,946,441      1,785,919        347,587
   Cost of investments sold                           551,351        578,753      2,303,214      2,024,568        379,317
                                               -------------- -------------- -------------- -------------- --------------

      Realized gains (losses) on fund shares         (118,454)       (16,929)      (356,773)      (238,649)       (31,730)

Realized gain distributions                                 -              -         49,014              -              -
                                               -------------- -------------- -------------- -------------- --------------

      Net realized gains (losses)                    (118,454)       (16,929)      (307,759)      (238,649)       (31,730)

Change in unrealized gains (losses)                   (72,765)       (83,844)    (1,060,899)      (589,976)      (398,541)
                                               -------------- -------------- -------------- -------------- --------------

      Net realized and unrealized gains
           (losses) on investments                   (191,219)      (100,773)    (1,368,658)      (828,625)      (430,271)
                                               -------------- -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (212,973)$     (105,226)$   (1,393,013)$     (870,668)$     (453,430)
                                               ============== ============== ============== ============== ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                     LSA Variable Series Trust Sub-Accounts
                                               -----------------------------------------------------------------------------------

                                                                      LSA             LSA
                                                LSA Capital       Disciplined     Diversified     LSA Emerging       LSA Focused
                                                Appreciation       Equity           Mid Cap       Growth Equity        Equity
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -   $       20,881   $        2,563     $          -     $          -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                          (7,781)         (48,387)         (21,349)         (26,933)         (36,860)
   Administrative expense                                (532)          (3,461)          (1,513)          (1,976)          (2,697)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (8,313)         (30,967)         (20,299)         (28,909)         (39,557)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                175,564          885,463          785,809          784,412          887,700
   Cost of investments sold                           209,674        1,128,169          836,670        1,183,290        1,257,455
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares          (34,110)        (242,706)         (50,861)        (398,878)        (369,755)

Realized gain distributions                                 -                -                -                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (34,110)        (242,706)         (50,861)        (398,878)        (369,755)

Change in unrealized gains (losses)                  (133,699)        (803,073)        (319,449)        (727,420)        (617,844)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (167,809)      (1,045,779)        (370,310)      (1,126,298)        (987,599)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (176,122)  $   (1,076,746)  $     (390,609)  $   (1,155,207)  $   (1,027,156)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       MFS Variable Insurance
                                                    LSA Variable Series Trust Sub-Accounts               Trust Sub-Accounts
                                               ------------------------------------------------   -------------------------------

                                                                                                   MFS Emerging
                                                 LSA Growth       LSA Mid Cap      LSA Value          Growth       MFS Investors
                                                 Equity (a)         Value           Equity            Series        Trust Series
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $        1,731   $       10,873   $            -   $            -   $       31,848
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (57,969)         (31,932)         (74,765)         (85,259)         (74,310)
   Administrative expense                              (4,153)          (2,565)          (5,484)          (6,331)          (5,693)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (60,391)         (23,624)         (80,249)         (91,590)         (48,155)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              1,856,141        1,644,396        1,141,187        2,204,501        1,707,947
   Cost of investments sold                         2,292,515        1,751,245        1,417,136        4,243,564        2,243,288
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (436,374)        (106,849)        (275,949)      (2,039,063)        (535,341)

Realized gain distributions                                 -                -                -                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (436,374)        (106,849)        (275,949)      (2,039,063)        (535,341)

Change in unrealized gains (losses)                  (770,648)        (164,916)      (1,157,467)        (801,659)        (891,804)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (1,207,022)        (271,765)      (1,433,416)      (2,840,722)      (1,427,145)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (1,267,413)  $     (295,389)  $   (1,513,665)  $   (2,932,312)  $   (1,475,300)
                                               ==============   ==============   ==============   ==============   ==============

(a) Previously known as LSA International Growth Equity


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable Insurance                 MFS Variable Insurance Trust
                                                               Trust Sub-Accounts                   (Service Class) Sub-Accounts
                                                -----------------------------------------------    -------------------------------
                                                                                                       MFS
                                                   MFS New                                        New Discovery      MFS Utilities
                                                  Discovery       MFS Research      MFS Total      Series (Service Series (Service
                                                   Series            Series       Return Series      Class)            Class)
                                               --------------   --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $       12,006   $      269,420   $            -   $        5,485
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (114,645)         (57,382)        (207,715)         (12,444)          (6,487)
   Administrative expense                              (8,586)          (4,355)         (15,999)            (863)            (426)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                   (123,231)         (49,731)          45,706          (13,307)          (1,428)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             10,876,850        1,136,928        6,358,099          213,422          808,661
   Cost of investments sold                        12,669,472        1,744,683        6,824,657          243,158          843,091
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares       (1,792,622)        (607,755)        (466,558)         (29,736)         (34,430)

Realized gain distributions                                 -                -          213,607                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                  (1,792,622)        (607,755)        (252,951)         (29,736)         (34,430)

Change in unrealized gains (losses)                (1,865,599)        (684,906)      (1,114,473)        (266,640)         (27,432)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (3,658,221)      (1,292,661)      (1,367,424)        (296,376)         (61,862)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (3,781,452)  $   (1,342,392)  $   (1,321,718)  $     (309,683)  $      (63,290)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Oppenheimer       Panorama
                                                                                                 Variable Account   Series Fund,
                                                                                                  Funds (Service   Inc. (Service
                                                                                                  Class ("SC"))    Class ("SC"))
                                                      OCC Accumulation Trust Sub-Accounts          Sub-Account     Sub-Account
                                               ------------------------------------------------   -------------   -------------
                                                                                                    Oppenheimer
                                                                      OCC                           Main Street     Oppenheimer
                                                                  Science and                        Small Cap     International
                                                  OCC Equity      Technology     OCC Small Cap      Growth (SC)      Growth (SC)
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $       16,600   $            -   $        1,449   $            -   $          713
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (33,602)         (11,455)         (54,005)         (25,496)          (5,226)
   Administrative expense                              (2,435)            (797)          (4,099)          (1,847)            (400)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (19,437)         (12,252)         (56,655)         (27,343)          (4,913)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                582,232        1,871,350        1,846,175       15,654,887       10,601,390
   Cost of investments sold                           682,792        1,915,889        2,185,811       15,769,757       10,522,247
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (100,560)         (44,539)        (339,636)        (114,870)          79,143

Realized gain distributions                            14,816                -          314,501                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (85,744)         (44,539)         (25,135)        (114,870)          79,143

Change in unrealized gains (losses)                  (547,450)        (279,633)      (1,223,463)        (330,800)        (104,385)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (633,194)        (324,172)      (1,248,598)        (445,670)         (25,242)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (652,631)  $     (336,424)  $   (1,305,253)  $     (473,013)  $      (30,155)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Putnam
                                                                                                                  Variable Trust
                                                          PIMCO Variable Insurance Trust Sub-Accounts              Sub-Accounts
                                               ----------------------------------------------------------------   -------------

                                                                                                    StocksPLUS
                                                                                                    Growth and        VT High
                                                 Foreign Bond    Money Market    Total Return (b)     Income           Yield
                                               --------------   --------------   ---------------- --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $       68,819   $      290,658   $        809,391 $       93,234   $       39,936
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (25,785)        (287,958)          (266,956)       (41,746)         (11,600)
   Administrative expense                              (2,040)         (21,236)           (20,814)        (3,040)            (779)
                                               --------------   --------------   ---------------- --------------   --------------

      Net investment income (loss)                     40,994          (18,536)           521,621         48,448           27,557
                                               --------------   --------------   ---------------- --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              1,222,468       27,711,803          5,450,148      1,267,653          162,798
   Cost of investments sold                         1,212,261       27,711,803          5,433,302      1,533,305          171,096
                                               --------------   --------------   ---------------- --------------   --------------

      Realized gains (losses) on fund shares           10,207                -             16,846       (265,652)          (8,298)

Realized gain distributions                            14,813                -            508,937              -                -
                                               --------------   --------------   ---------------- --------------   --------------

      Net realized gains (losses)                      25,020                -            525,783       (265,652)          (8,298)

Change in unrealized gains (losses)                    81,501                -            681,976       (534,266)         (17,159)
                                               --------------   --------------   ---------------- --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                    106,521                -          1,207,759       (799,918)         (25,457)
                                               --------------   --------------   ---------------- --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $      147,515   $      (18,536)  $      1,729,380 $     (751,470)  $        2,100
                                               ==============   ==============   ================ ==============   ==============


(b) Previously known as Total Return Bond


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                               Salomon Brothers
                                                  Putnam        Rydex Variable  Variable Series
                                               Variable Trust      Trust             Funds               Scudder Variable
                                                Sub-Accounts     Sub-Account       Sub-Account         Series I Sub-Accounts
                                               --------------   --------------   --------------   -------------------------------
                                               VT International
                                                 Growth and
                                                  Income          Rydex OTC        Capital           Balanced          Bond
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $          252   $            -   $       30,533   $      624,504   $    1,111,044
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                          (7,426)          (9,377)         (78,836)        (264,348)        (247,250)
   Administrative expense                                (613)            (644)          (5,742)         (26,805)         (23,071)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (7,787)         (10,021)         (54,045)         333,351          840,723
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             12,771,684          246,669        1,366,991        8,053,035       11,385,678
   Cost of investments sold                        12,726,523          330,601        1,663,574        9,885,429       11,389,799
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares           45,161          (83,932)        (296,583)      (1,832,394)          (4,121)

Realized gain distributions                                 -                -                -                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                      45,161          (83,932)        (296,583)      (1,832,394)          (4,121)

Change in unrealized gains (losses)                   (67,930)        (216,160)      (1,465,984)      (2,363,559)         340,637
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                    (22,769)        (300,092)      (1,762,567)      (4,195,953)         336,516
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $      (30,556)  $     (310,113)  $   (1,816,612)  $   (3,862,602)  $    1,177,239
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       STI Classic Variable
                                                     Scudder Variable Series I Sub-Accounts             Trust Sub-Accounts
                                               ------------------------------------------------   -----------------------------

                                                                                                                       STI
                                                   Global        Growth and                        STI Capital     International
                                                 Discovery         Income        International     Appreciation       Equity
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $       31,348   $       19,373   $            -   $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (42,099)         (39,920)         (51,954)         (14,219)         (11,378)
   Administrative expense                              (3,174)          (3,131)          (3,967)          (1,084)            (879)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (45,273)         (11,703)         (36,548)         (15,303)         (12,257)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              6,889,622        1,184,692      222,973,542          487,191       17,525,988
   Cost of investments sold                         7,623,617        1,560,794      221,933,323          583,998       17,506,817
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (733,995)        (376,102)       1,040,219          (96,807)          19,171

Realized gain distributions                                 -                -                -           55,302            4,791
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (733,995)        (376,102)       1,040,219          (41,505)          23,962

Change in unrealized gains (losses)                     5,150         (514,834)        (124,045)        (240,734)          14,176
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (728,845)        (890,936)         916,174         (282,239)          38,138
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (774,118)  $     (902,639)  $      879,626   $     (297,542)  $       25,881
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Strong                                           T. Rowe Price
                                                 STI Classic     Opportunity                                          Equity
                                               Variable Trust    Fund II, Inc.      Strong Variable Insurance       Series, Inc.
                                                Sub-Accounts      Sub-Account        Funds, Inc. Sub-Accounts       Sub-Accounts
                                               --------------   --------------   -------------------------------   --------------

                                                  STI Value      Opportunity      Discovery       Mid Cap Growth   T. Rowe Price
                                                 Income Stock      Fund II        Fund II (c)        Fund II       Equity Income
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $       28,510   $       55,931   $            -   $            -   $      316,672
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (28,074)        (183,353)          (5,336)         (83,080)        (250,234)
   Administrative expense                              (2,088)         (13,736)            (402)          (6,403)         (18,976)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (1,652)        (141,158)          (5,738)         (89,483)          47,462
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              3,060,134       13,905,183        1,360,002       11,431,468       12,166,570
   Cost of investments sold                         3,333,742       16,521,805        1,479,739       14,110,439       13,501,641
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (273,608)      (2,616,622)        (119,737)      (2,678,971)      (1,335,071)

Realized gain distributions                                 -          252,151                -                -           22,070
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (273,608)      (2,364,471)        (119,737)      (2,678,971)      (1,313,001)

Change in unrealized gains (losses)                  (230,121)      (2,471,445)         149,806         (516,790)      (2,345,325)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (503,729)      (4,835,916)          30,069       (3,195,761)      (3,658,326)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (505,381)  $   (4,977,074)  $       24,331   $   (3,285,244)  $   (3,610,864)
                                               ==============   ==============   ==============   ==============   ==============


(c) For the Period Beginning January 1, 2002 and Ending May 16, 2002


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 T. Rowe Price
                                                                                 International
                                                     T. Rowe Price Equity         Series, Inc.     The Universal Institutional
                                                   Series, Inc. Sub-Accounts       Sub-Account       Funds, Inc. Sub-Accounts
                                               -------------------------------   --------------   -----------------------------
                                                                                                                     Van Kampen
                                                T. Rowe Price   T. Rowe Price    T. Rowe Price     Van Kampen           UIF
                                                   Mid-Cap       New America     International        UIF             Mid Cap
                                                   Growth          Growth           Stock         High Yield (d)     Growth (e)
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $            -   $       26,975   $      228,817   $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (178,377)         (20,121)         (73,829)         (24,782)         (39,823)
   Administrative expense                             (13,650)          (1,558)          (5,650)          (1,793)          (2,918)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                   (192,027)         (21,679)         (52,504)         202,242          (42,741)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             16,668,240       10,396,409      275,729,187          613,803          638,494
   Cost of investments sold                        17,967,781       10,673,143      274,678,443          751,512        1,015,503
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares       (1,299,541)        (276,734)       1,050,744         (137,709)        (377,009)

Realized gain distributions                                 -                -            2,697                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                  (1,299,541)        (276,734)       1,053,441         (137,709)        (377,009)

Change in unrealized gains (losses)                (2,482,986)        (309,224)         (88,470)        (197,126)        (765,253)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (3,782,527)        (585,958)         964,971         (334,835)      (1,142,262)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (3,974,554)  $     (607,637)  $      912,467   $     (132,593)  $   (1,185,003)
                                               ==============   ==============   ==============   ==============   ==============


(d) Previously known as High Yield

(e) Previously known as Mid Cap Growth


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                               The Universal       Van Kampen
                                               Institutional    Life Investment
                                                 Funds, Inc.    Trust (Class II)
                                                Sub-Accounts      Sub-Account
                                               --------------   --------------

                                                  Van Kampen       LIT Growth
                                                 UIF Mid Cap       and Income
                                                   Value (f)       (Class II)
                                               --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $        4,888
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (56,284)         (28,653)
   Administrative expense                              (4,124)          (2,090)
                                               --------------   --------------

      Net investment income (loss)                    (60,408)         (25,855)
                                               --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                933,878          990,434
   Cost of investments sold                         1,208,447        1,066,677
                                               --------------   --------------

      Realized gains (losses) on fund shares         (274,569)         (76,243)

Realized gain distributions                                 -                -
                                               --------------   --------------

      Net realized gains (losses)                    (274,569)         (76,243)

Change in unrealized gains (losses)                (1,169,543)        (255,871)
                                               --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (1,444,112)        (332,114)
                                               --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (1,504,520)  $     (357,969)
                                               ==============   ==============


(f) Previously known as Mid Cap Value


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable Insurance
                                                 Funds Sub-Account           The Alger American Fund Sub-Accounts
                                             -------------------------   ----------------------------------------------------------

                                                   AIM V.I. Dent
                                                    Demographics                    Growth                  Income and Growth
                                             -------------------------   --------------------------   -----------------------------

                                                 2002        2001 (g)        2002           2001            2002            2001
                                             -----------   -----------   -----------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (6,517)  $      (173)  $  (283,017)  $   (351,292)   $   (191,793)   $   (340,560)
Net realized gains (losses)                      (22,604)           76    (5,515,976)       387,294      (4,511,875)       (858,431)
Change in unrealized gains (losses)             (144,254)        4,715    (3,176,884)    (4,579,723)     (6,047,512)     (5,315,261)
                                             -----------   -----------   -----------   ------------    ------------    ------------

Increase (decrease) in net assets
   from operations                              (173,375)        4,618    (8,975,877)    (4,543,721)    (10,751,180)     (6,514,252)
                                             -----------   -----------   -----------   ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         571,142        83,556     1,890,105      4,013,237       3,198,642       5,428,786
Benefit payments                                  (1,034)            -      (242,980)      (211,744)       (339,842)       (418,947)
Payments on termination                          (45,066)         (166)   (1,609,906)    (2,453,598)     (2,657,651)     (2,645,369)
Loans - net                                            -             -          (833)           902            (469)         (4,099)
Contract administration charges                        -             -       (16,502)       (18,132)        (13,828)        (12,843)
Transfers among the sub-accounts
   and with the Fixed Account - net              224,251        15,107    (3,755,895)    (3,355,371)     (1,739,909)     (1,808,468)
                                             -----------   -----------   -----------   ------------    ------------    ------------

Increase (decrease) in net assets
   from capital transactions                     749,293        98,497    (3,736,011)    (2,024,706)     (1,553,057)        539,060
                                             -----------   -----------   -----------   ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                575,918       103,115   (12,711,888)    (6,568,427)    (12,304,237)     (5,975,192)

NET ASSETS AT BEGINNING OF PERIOD                103,115             -    28,004,632     34,573,059      32,507,984      38,483,176
                                             -----------   -----------   -----------   ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                  $   679,033   $   103,115   $15,292,744   $ 28,004,632    $ 20,203,747    $ 32,507,984
                                             ===========   ===========   ===========   ============    ============    ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       10,554             -     2,404,567      2,534,676       2,449,570       2,403,466
     Units issued                                111,062        10,980       561,592        590,246         910,160       1,072,253
     Units redeemed                              (17,420)         (426)     (951,405)      (720,355)     (1,028,380)     (1,026,149)
                                             -----------   -----------   -----------   ------------    ------------    ------------
   Units outstanding at end of period            104,196        10,554     2,014,754      2,404,567       2,331,350       2,449,570
                                             ===========   ===========   ===========   ============    ============    ============


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                                    The Alger American Fund Sub-Accounts
                                              --------------------------------------------------------------------------------

                                                    Leveraged AllCap           MidCap Growth             Small Capitalization
                                              -------------------------  --------------------------   -------------------------

                                                  2002           2001         2002          2001          2002         2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (238,682)  $  (325,479)  $  (269,230)  $  (335,901)  $  (121,542)  $  (109,020)
Net realized gains (losses)                    (5,674,300)   (3,222,943)   (5,197,213)    3,774,096    (4,669,393)   (5,306,266)
Change in unrealized gains (losses)            (1,499,383)   (1,682,255)   (1,734,845)   (6,198,621)    1,635,108     2,093,149
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                             (7,412,365)   (5,230,677)   (7,201,288)   (2,760,426)   (3,155,827)   (3,322,137)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        2,502,275     2,271,563     3,438,544     3,664,270     1,364,489     1,014,211
Benefit payments                                 (220,709)     (162,746)     (154,740)     (328,893)      (40,866)     (112,936)
Payments on termination                        (1,627,358)   (1,599,737)   (2,113,570)   (1,805,019)     (751,557)     (475,893)
Loans - net                                        (1,074)       (2,639)         (614)          892          (488)       (5,094)
Contract administration charges                   (18,808)      (20,556)      (14,094)      (12,198)       (5,799)       (4,721)
Transfers among the sub-accounts
   and with the Fixed Account - net            (1,780,650)   (3,692,750)   (2,669,922)   (6,058,107)      333,893     1,984,952
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                   (1,146,324)   (3,206,865)   (1,514,396)   (4,539,055)      899,672     2,400,519
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              (8,558,689)   (8,437,542)   (8,715,684)   (7,299,481)   (2,256,155)     (921,618)

NET ASSETS AT BEGINNING OF PERIOD              21,195,473    29,633,015    23,789,716    31,089,197     9,006,119     9,927,737
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                   $12,636,784   $21,195,473   $15,074,032   $23,789,716   $ 6,749,964   $ 9,006,119
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period     1,582,873     1,769,649     1,617,721     1,933,528     1,183,888       877,086
     Units issued                                 958,285       526,298     1,085,753       643,609     3,131,084     1,640,531
     Units redeemed                              (997,890)     (713,074)   (1,128,652)     (959,416)   (3,082,876)   (1,333,729)
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period           1,543,268     1,582,873     1,574,822     1,617,721     1,232,096     1,183,888
                                              ===========   ===========   ===========   ===========   ===========   ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Federated Insurance Series Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                Federated Fund for U.S.         Federated High Income
                                               Government Securities II              Bond Fund II         Federated Utility Fund II
                                              ----------------------------    -------------------------  --------------------------

                                                  2002            2001            2002          2001          2002          2001
                                              ------------    ------------    -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  1,264,261    $    685,567    $ 1,968,778   $ 2,122,489   $   485,340   $   311,317
Net realized gains (losses)                        939,675         273,209     (2,652,288)   (2,624,728)   (2,467,108)     (741,053)
Change in unrealized gains (losses)              2,540,523         524,035        806,114       254,173    (1,416,952)   (2,199,954)
                                              ------------    ------------    -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                               4,744,459       1,482,811        122,604      (248,066)   (3,398,720)   (2,629,690)
                                              ------------    ------------    -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        10,365,140       5,687,795      2,827,568     2,209,830       720,100     1,624,094
Benefit payments                                  (927,434)       (279,864)      (237,112)      (59,547)     (195,764)     (296,513)
Payments on termination                        (11,424,835)     (4,260,968)    (3,826,773)   (1,925,436)   (1,288,115)   (1,379,661)
Loans - net                                           (961)         (1,718)          (483)       (3,146)          (38)        1,143
Contract administration charges                    (26,772)        (14,325)        (7,129)       (6,941)       (6,235)       (7,388)
Transfers among the sub-accounts
   and with the Fixed Account - net             22,022,181      38,072,369     (2,752,711)    5,217,144    (1,567,363)      788,450
                                              ------------    ------------    -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                    20,007,319      39,203,289     (3,996,640)    5,431,904    (2,337,415)      730,125
                                              ------------    ------------    -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS               24,751,778      40,686,100     (3,874,036)    5,183,838    (5,736,135)   (1,899,565)

NET ASSETS AT BEGINNING OF PERIOD               57,924,669      17,238,569     20,918,150    15,734,312    14,445,820    16,345,385
                                              ------------    ------------    -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                   $ 82,676,447    $ 57,924,669    $17,044,114   $20,918,150   $ 8,709,685   $14,445,820
                                              ============    ============    ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period      4,587,482       1,419,834      1,971,187     1,373,875     1,363,383     1,298,519
     Units issued                                6,387,390       4,263,727      4,819,243     2,788,643       365,860       393,875
     Units redeemed                             (4,753,809)     (1,096,079)    (5,195,223)   (2,191,331)     (622,384)     (329,011)
                                              ------------    ------------    -----------   -----------   -----------   -----------
   Units outstanding at end of period            6,221,063       4,587,482      1,595,207     1,971,187     1,106,859     1,363,383
                                              ============    ============    ===========   ===========   ===========   ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                 VIP Asset Manager             VIP Contrafund                VIP Equity-Income
                                            ---------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    487,866   $    604,217   $   (290,869)  $   (313,576)  $    296,358   $    293,865
Net realized gains (losses)                   (1,280,329)       (99,422)    (3,290,820)      (807,635)    (2,483,202)     3,155,760
Change in unrealized gains (losses)           (1,262,094)    (1,702,199)    (2,401,825)    (7,843,659)   (13,622,314)    (9,341,026)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                            (2,054,557)    (1,197,404)    (5,983,514)    (8,964,870)   (15,809,158)    (5,891,401)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,370,615      1,635,877      5,018,832      5,234,958      4,154,170      6,698,012
Benefit payments                                (449,152)      (285,929)      (536,649)      (553,379)      (674,911)      (582,997)
Payments on termination                       (2,991,878)    (2,739,262)    (5,172,245)    (4,036,524)   (10,060,423)   (10,399,452)
Loans - net                                         (376)            18         (2,279)        (4,827)        (3,061)        11,634
Contract administration charges                   (9,868)        (9,451)       (34,400)       (31,288)       (41,887)       (39,146)
Transfers among the sub-accounts
   and with the Fixed Account - net             (108,322)       627,612        564,394     (3,582,312)    (1,533,332)     2,099,975
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (2,188,981)      (771,135)      (162,347)    (2,973,372)    (8,159,444)    (2,211,974)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (4,243,538)    (1,968,539)    (6,145,861)   (11,938,242)   (23,968,602)    (8,103,375)

NET ASSETS AT BEGINNING OF PERIOD             20,287,442     22,255,981     53,584,965     65,523,207     84,334,711     92,438,086
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 16,043,904   $ 20,287,442   $ 47,439,104   $ 53,584,965   $ 60,366,109   $ 84,334,711
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    1,494,640      1,504,003      3,931,211      4,022,484      5,013,601      4,910,870
     Units issued                                353,778        341,879      1,826,874        931,916      2,855,585      3,173,484
     Units redeemed                             (483,882)      (351,242)    (1,654,668)    (1,023,189)    (3,297,853)    (3,070,753)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          1,364,536      1,494,640      4,103,417      3,931,211      4,571,333      5,013,601
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                  VIP Growth                     VIP Index 500                VIP Money Market
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   (637,326)  $ (1,079,487)  $    (16,965)  $   (199,766)  $    350,360   $  2,475,371
Net realized gains (losses)                  (10,483,715)      (236,045)    (6,404,674)    (4,051,434)             -              -
Change in unrealized gains (losses)          (11,220,742)   (18,021,275)    (9,953,047)    (7,069,496)             -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                           (22,341,783)   (19,336,807)   (16,374,686)   (11,320,696)       350,360      2,475,371
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       3,766,394      5,873,804      6,598,403      9,091,700     61,866,534     28,426,764
Benefit payments                                (577,533)      (477,665)      (316,973)      (524,320)    (1,724,688)    (1,014,108)
Payments on termination                       (8,464,150)    (7,626,753)    (6,538,972)    (4,498,710)   (98,419,372)   (16,672,819)
Loans - net                                       (2,175)          (232)        (1,415)        (7,982)        (2,385)        (1,026)
Contract administration charges                  (44,834)       (47,607)       (36,993)       (36,158)       (32,495)       (21,698)
Transfers among the sub-accounts
   and with the Fixed Account - net           (5,454,790)    (2,754,358)    (2,897,392)       630,600     37,832,576     12,779,364
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                 (10,777,088)    (5,032,811)    (3,193,342)     4,655,130       (479,830)    23,496,477
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (33,118,871)   (24,369,618)   (19,568,028)    (6,665,566)      (129,470)    25,971,848

NET ASSETS AT BEGINNING OF PERIOD             76,094,974    100,464,592     68,656,253     75,321,819    106,999,208     81,027,360
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 42,976,103   $ 76,094,974   $ 49,088,225   $ 68,656,253   $106,869,738   $106,999,208
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    4,539,916      4,626,382      6,553,949      6,170,479      8,979,667      6,899,827
     Units issued                              1,503,765      1,443,045      2,873,324      3,210,119     94,914,991     69,574,913
     Units redeemed                           (2,051,427)    (1,529,511)    (3,270,911)    (2,826,649)   (94,906,915)   (67,495,073)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          3,992,254      4,539,916      6,156,362      6,553,949      8,987,743      8,979,667
                                            ============   ============   ============   ============   ============   ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity Variable Insurance      Fidelity Variable Insurance Products
                                              Products Fund Sub-Accounts        Fund (Service Class 2) Sub-Accounts
                                              ---------------------------  --------------------------------------------------------

                                                                               VIP Equity-Income          VIP Investment Grade Bond
                                                     VIP Overseas              (Service Class 2)              (Service Class 2)
                                              ---------------------------  ---------------------------   --------------------------

                                                   2002           2001          2002        2001 (g)         2002        2001 (g)
                                              ------------   ------------   ------------   -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $    (91,440)  $    685,790   $    (21,052)  $      (301)  $    (21,089)  $      (572)
Net realized gains (losses)                     (3,537,215)        86,065        (42,108)           88          8,766            (9)
Change in unrealized gains (losses)              1,243,466     (3,861,713)      (246,105)        6,646        332,323        (1,211)
                                              ------------   ------------   ------------   -----------   ------------   -----------

Increase (decrease) in net assets
   from operations                              (2,385,189)    (3,089,858)      (309,265)        6,433        320,000        (1,792)
                                              ------------   ------------   ------------   -----------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         1,021,477        959,516      2,022,399       121,632      3,502,631       151,041
Benefit payments                                  (142,803)      (179,270)             -             -           (228)            -
Payments on termination                         (1,614,566)    (1,355,480)       (56,061)         (100)      (207,132)         (186)
Loans - net                                           (414)         3,133            (12)            -              -             -
Contract administration charges                     (7,275)        (7,081)             -             -            (68)            -
Transfers among the sub-accounts
   and with the Fixed Account - net             (1,647,400)       360,643      1,454,517        24,608      3,630,175       206,754
                                              ------------   ------------   ------------   -----------   ------------   -----------

Increase (decrease) in net assets
   from capital transactions                    (2,390,981)      (218,539)     3,420,843       146,140      6,925,378       357,609
                                              ------------   ------------   ------------   -----------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS               (4,776,170)    (3,308,397)     3,111,578       152,573      7,245,378       355,817

NET ASSETS AT BEGINNING OF PERIOD               14,005,841     17,314,238        152,573             -        355,817             -
                                              ------------   ------------   ------------   -----------   ------------   -----------

NET ASSETS AT END OF PERIOD                   $  9,229,671   $ 14,005,841   $  3,264,151   $   152,573   $  7,601,195   $   355,817
                                              ============   ============   ============   ===========   ============   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period      1,271,389      1,150,182         15,849             -         35,091             -
     Units issued                               15,811,296     12,166,081        466,327        16,194        811,829        35,153
     Units redeemed                            (15,985,096)   (12,044,874)       (66,420)         (345)      (148,831)          (62)
                                              ------------   ------------   ------------   -----------   ------------   -----------
   Units outstanding at end of period            1,097,589      1,271,389        415,756        15,849        698,089        35,091
                                              ============   ============   ============   ===========   ============   ===========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             Fidelity Variable Insurance
                                               Products Fund (Service
                                                Class 2) Sub-Accounts       Goldman Sachs Variable Insurance Trust Sub-Accounts
                                              -------------------------   -----------------------------------------------------

                                                    VIP Overseas
                                                 (Service Class 2)         VIT CORE Small Cap Equity   VIT International Equity
                                              -------------------------   -------------------------   -------------------------

                                                  2002        2001 (g)       2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $    (1,959)  $        (3)  $   (22,889)  $   (16,408)  $    (9,224)  $     2,599
Net realized gains (losses)                        42,995             -       (29,754)      (44,104)     (251,066)     (100,243)
Change in unrealized gains (losses)               (31,367)            3      (376,668)      111,142      (321,015)     (572,135)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                                  9,669             -      (429,311)       50,630      (581,305)     (669,779)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          176,578           784       784,672       444,927       431,729       920,659
Benefit payments                                        -             -        (6,012)      (12,635)      (13,379)      (13,778)
Payments on termination                            (8,401)            -      (162,202)      (76,196)     (137,648)     (103,444)
Loans - net                                             -             -             -             -          (116)         (200)
Contract administration charges                         -             -          (603)         (405)         (843)         (490)
Transfers among the sub-accounts
   and with the Fixed Account - net                41,057         1,880      (107,313)       27,470       (66,337)      118,796
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                      209,234         2,664       508,542       383,161       213,406       921,543
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 218,903         2,664        79,231       433,791      (367,899)      251,764

NET ASSETS AT BEGINNING OF PERIOD                   2,664             -     1,890,212     1,456,421     2,763,060     2,511,296
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                   $   221,567   $     2,664   $ 1,969,443   $ 1,890,212   $ 2,395,161   $ 2,763,060
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period           285             -       150,074       119,104       343,137       238,848
     Units issued                                 247,118           285       115,262        74,204       121,400       143,913
     Units redeemed                              (217,573)            -       (78,682)      (43,234)      (95,028)      (39,624)
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period              29,830           285       186,654       150,074       369,509       343,137
                                              ===========   ===========   ===========   ===========   ===========   ===========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------

                                                                                                    J.P. Morgan
                                               IAI Retirement Funds, Inc. Sub-Accounts     Series Trust II Sub-Account
                                              -----------------------------------------    ---------------------------

                                               Balanced       Regional       Reserve
                                               Portfolio      Portfolio      Portfolio           Small Company
                                              -----------    -----------    -----------    ---------------------------

                                                2001 (h)       2001 (h)       2001 (h)         2002           2001
                                              -----------    -----------    -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $    44,474    $    29,440    $      (885)   $   (32,315)   $    (28,821)
Net realized gains (losses)                      (171,059)       587,542          1,152        (65,034)       (110,315)
Change in unrealized gains (losses)                72,249       (686,586)        (1,150)      (594,503)        (66,494)
                                              -----------    -----------    -----------    -----------    ------------

Increase (decrease) in net assets
   from operations                                (54,336)       (69,604)          (883)      (691,852)       (205,630)
                                              -----------    -----------    -----------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                            6,649         20,491         11,886        861,221         542,511
Benefit payments                                  (43,860)             -              -              -         (30,900)
Payments on termination                           (50,325)      (160,148)       (18,492)      (112,748)        (61,604)
Loans - net                                             -             12              -            (18)            (14)
Contract administration charge                       (138)          (707)            (8)          (637)           (349)
Transfers among the sub-accounts
   and with the Fixed Account - net            (2,017,810)    (6,150,856)      (344,374)       330,765        (261,226)
                                              -----------    -----------    -----------    -----------    ------------

Increase (decrease) in net assets
   from capital transactions                   (2,105,484)    (6,291,208)      (350,988)     1,078,583         188,418
                                              -----------    -----------    -----------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS              (2,159,820)    (6,360,812)      (351,871)       386,731         (17,212)

NET ASSETS AT BEGINNING OF PERIOD               2,159,820      6,360,812        351,871      2,291,729       2,308,941
                                              -----------    -----------    -----------    -----------    ------------

NET ASSETS AT END OF PERIOD                   $         -    $         -    $         -    $ 2,678,460    $  2,291,729
                                              ===========    ===========    ===========    ===========    ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       136,970        304,285         28,841        206,555         188,615
     Units issued                                   4,088        119,157          1,134        137,587          76,133
     Units redeemed                              (141,058)      (423,442)       (29,975)       (31,521)        (58,193)
                                              -----------    -----------    -----------    -----------    ------------
   Units outstanding at end of period                   -              -              -        312,621         206,555
                                              ===========    ===========    ===========    ===========    ============


(h) For the Period Beginning January 1, 2001 and Ended March 15, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Janus Aspen Series Sub-Accounts
                                           ----------------------------------------------------------------------------------

                                              Aggressive Growth          Balanced                    Flexible Income
                                           --------------------------  --------------------------  --------------------------

                                               2002          2001          2002          2001          2002          2001
                                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)               $   (471,719) $   (860,005) $    844,427  $  1,146,367  $    865,615  $    764,680
Net realized gains (losses)                 (18,862,333)  (14,001,064)   (1,607,093)     (102,957)      101,507       141,704
Change in unrealized gains (losses)           6,544,032   (21,331,296)   (6,232,390)   (6,548,825)    1,099,337         5,335
                                           ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          (12,790,020)  (36,192,365)   (6,995,056)   (5,505,415)    2,066,459       911,719
                                           ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                      2,098,414     5,515,664     8,221,354    10,116,571     3,987,906     2,510,458
Benefit payments                               (324,837)     (420,615)   (1,181,424)     (816,129)     (378,912)     (233,857)
Payments on termination                      (4,552,017)   (5,270,954)   (8,598,485)   (7,829,126)   (3,489,222)   (1,588,329)
Loans - net                                      (1,578)        1,148        (1,261)        2,380          (275)       (2,576)
Contract administration charges                 (39,459)      (46,787)      (47,698)      (41,999)       (7,874)       (4,975)
Transfers among the sub-accounts
   and with the Fixed Account - net          (6,535,766)   (6,975,810)   (4,992,057)    5,682,574     6,576,099     6,079,818
                                           ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                 (9,355,243)   (7,197,354)   (6,599,571)    7,114,271     6,687,722     6,760,539
                                           ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           (22,145,263)  (43,389,719)  (13,594,627)    1,608,856     8,754,181     7,672,258

NET ASSETS AT BEGINNING OF PERIOD            47,214,148    90,603,867    88,982,686    87,373,830    21,443,624    13,771,366
                                           ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                $ 25,068,885  $ 47,214,148  $ 75,388,059  $ 88,982,686  $ 30,197,805  $ 21,443,624
                                           ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period   3,416,664     3,833,877     5,446,605     4,810,237     1,579,900     1,009,602
     Units issued                             2,464,683     1,002,854     1,754,350     1,679,456     1,641,881     1,211,077
     Units redeemed                          (3,174,859)   (1,420,067)   (1,990,153)   (1,043,088)   (1,114,230)     (640,779)
                                           ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period         2,706,488     3,416,664     5,210,802     5,446,605     2,107,551     1,579,900
                                           ============  ============  ============  ============  ============  ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Janus Aspen Series
                                                                                                              (Service Shares)
                                                        Janus Aspen Series Sub-Accounts                        Sub-Accounts
                                             -----------------------------------------------------------  -----------------------

                                                                                                              Global Value
                                                     Growth                     Worldwide Growth            (Service Shares)
                                             ---------------------------   -----------------------------  -----------------------

                                                 2002           2001           2002           2001            2002         2001 (g)
                                             ------------  -------------   -------------   -------------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (931,442) $  (1,401,033)  $    (451,599)  $  (1,181,496)  $    (9,538) $       (2)
Net realized gains (losses)                   (13,243,877)    (9,097,110)    (14,615,784)    (11,265,933)     (145,720)          -
Change in unrealized gains (losses)            (7,904,847)   (23,864,251)    (11,121,490)    (25,186,089)     (218,218)        259
                                             ------------  -------------   -------------   -------------   -----------  ----------

Increase (decrease) in net assets
   from operations                            (22,080,166)   (34,362,394)    (26,188,873)    (37,633,518)     (373,476)        257
                                             ------------  -------------   -------------   -------------   -----------  ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        4,400,388      7,194,205       3,729,542       9,414,350       728,257       1,943
Benefit payments                                 (908,613)      (682,113)       (794,084)       (718,019)      (16,696)          -
Payments on termination                        (8,884,826)    (8,558,705)     (9,894,257)    (10,651,202)     (132,036)          -
Loans - net                                        (2,938)        (4,526)         (4,158)          2,145            (8)          -
Contract administration charges                   (52,019)       (58,276)        (60,926)        (68,454)         (745)          -
Transfers among the sub-accounts
   and with the Fixed Account - net           (12,030,033)      (954,025)    (13,772,241)    (14,083,738)    2,235,093       5,663
                                             ------------  -------------   -------------   -------------   -----------  ----------

Increase (decrease) in net assets
   from capital transactions                  (17,478,041)    (3,063,440)    (20,796,124)    (16,104,918)    2,813,865       7,606
                                             ------------  -------------   -------------   -------------   -----------  ----------

INCREASE (DECREASE) IN NET ASSETS             (39,558,207)   (37,425,834)    (46,984,997)    (53,738,436)    2,440,389       7,863

NET ASSETS AT BEGINNING OF PERIOD              87,101,062    124,526,896     107,028,345     160,766,781         7,863           -
                                             ------------  -------------   -------------   -------------   -----------  ----------

NET ASSETS AT END OF PERIOD                  $ 47,542,855  $  87,101,062   $  60,043,348   $ 107,028,345   $ 2,448,252  $    7,863
                                             ============  =============   =============   =============   ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of period     6,102,612      6,372,911       6,817,127       7,440,950           735           -
     Units issued                               1,430,537      2,280,585       8,055,592       4,633,458       645,858         736
     Units redeemed                            (2,770,137)    (2,550,884)     (9,502,622)     (5,257,281)     (337,279)         (1)
                                             ------------  -------------   -------------   -------------   -----------  ----------
   Units outstanding at end of period           4,763,012      6,102,612       5,370,097       6,817,127       309,314         735
                                             ============  =============   =============   =============   ===========  ==========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series
                                           (Service Shares) Sub-Accounts      Lazard Retirement Series, Inc. Sub-Accounts
                                             -------------------------   -----------------------------------------------------

                                                  Worldwide
                                              Growth (Service Shares)         Emerging Markets          International Equity
                                             -------------------------   -------------------------   -------------------------

                                                 2002        2001 (g)        2002          2001          2002          2001
                                             -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (6,383)  $      (336)  $    (9,307)  $    (7,471)  $   (21,754)  $   (18,632)
Net realized gains (losses)                      (21,873)          498       (38,871)     (118,800)     (118,454)      (50,682)
Change in unrealized gains (losses)             (246,414)       14,206       (14,074)       13,730       (72,765)     (304,422)
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                              (274,670)       14,368       (62,252)     (112,541)     (212,973)     (373,736)
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,338,519       161,759       409,266       147,152       392,755       457,211
Benefit payments                                       -             -        (2,709)      (31,593)       (5,446)            -
Payments on termination                          (20,052)            -       (85,572)      (22,644)     (119,275)      (97,403)
Loans - net                                            -             -             -             -             -             -
Contract administration charges                       (1)            -          (579)         (326)         (613)         (355)
Transfers among the sub-accounts
   and with the Fixed Account - net              194,183       157,401       234,251       192,332        78,421       130,054
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                   1,512,649       319,160       554,657       284,921       345,842       489,507
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              1,237,979       333,528       492,405       172,380       132,869       115,771

NET ASSETS AT BEGINNING OF PERIOD                333,528             -       744,151       571,771     1,424,038     1,308,267
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $ 1,571,507   $   333,528   $ 1,236,556   $   744,151   $ 1,556,907   $ 1,424,038
                                             ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period       34,647             -        84,605        60,820       190,084       130,655
     Units issued                                260,781        36,284       135,567        75,667       120,704        89,435
     Units redeemed                              (75,210)       (1,637)      (76,962)      (51,882)      (74,683)      (30,006)
                                             -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period            220,218        34,647       143,210        84,605       236,105       190,084
                                             ===========   ===========   ===========   ===========   ===========   ===========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                                             LSA Variable Series Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------



                                                LSA Aggressive Growth             LSA Balanced               LSA Basic Value
                                              -------------------------  --------------------------     --------------------------

                                                 2002        2001 (g)        2002           2001           2002          2001 (g)
                                              ----------   -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $   (4,453)  $      (206)   $   (24,355)   $    39,739    $   (42,043)   $    (1,057)
Net realized gains (losses)                      (16,929)            8       (307,759)       254,103       (238,649)            17
Change in unrealized gains (losses)              (83,844)        6,061     (1,060,899)      (356,999)      (589,976)        26,700
                                              ----------   -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (105,226)        5,863     (1,393,013)       (63,157)      (870,668)        25,660
                                              ----------   -----------    -----------    -----------    -----------    -----------


INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         277,314        28,972      3,818,309      1,796,002      3,040,545        360,558
Benefit payments                                       -             -        (34,592)      (107,299)        (7,307)             -
Payments on termination                          (21,768)            -       (500,399)      (156,450)       (97,211)           (15)
Loans - net                                            -             -           (167)          (255)           (46)             -
Contract administration charges                        -             -         (1,825)          (671)          (351)             -
Transfers among the sub-accounts
   and with the Fixed Account - net              152,926       153,159      2,438,681      1,251,078      2,810,107         34,685
                                              ----------   -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                     408,472       182,131      5,720,007      2,782,405      5,745,737        395,228
                                              ----------   -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                303,246       187,994      4,326,994      2,719,248      4,875,069        420,888

NET ASSETS AT BEGINNING OF PERIOD                187,994             -      4,882,062      2,162,814        420,888              -
                                              ----------   -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $  491,240   $   187,994    $ 9,209,056    $ 4,882,062    $ 5,295,957    $   420,888
                                              ==========   ===========    ===========    ===========    ===========    ===========



UNITS OUTSTANDING
   Units outstanding at beginning of period       20,000             -        438,223        193,782         43,870              -
     Units issued                                120,845        20,019        939,935        287,248        950,433         43,953
     Units redeemed                              (65,665)          (19)      (316,622)       (42,807)      (287,731)           (83)
                                              ----------   -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period             75,180        20,000      1,061,536        438,223        706,572         43,870
                                              ==========   ===========    ===========    ===========    ===========    ===========


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                     LSA Variable Series Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------


                                                      LSA Blue Chip          LSA Capital Appreciation       LSA Disciplined Equity
                                              -------------------------    --------------------------    --------------------------

                                                 2002         2001 (g)        2002         2001 (g)         2002           2001
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (23,159)   $      (236)   $    (8,313)   $      (179)   $   (30,967)   $   (28,116)
Net realized gains (losses)                      (31,730)            56        (34,110)            (1)      (242,706)       (91,725)
Change in unrealized gains (losses)             (398,541)         1,018       (133,699)         6,890       (803,073)      (217,019)
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (453,430)           838       (176,122)         6,710     (1,076,746)      (336,860)
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,643,922        171,424        761,983         68,290      2,120,590        682,702
Benefit payments                                       -              -              -              -        (36,451)             -
Payments on termination                          (81,609)           (22)       (23,005)             -       (180,423)       (96,628)
Loans - net                                           (5)             -             (9)             -            (13)             -
Contract administration charges                      (15)             -             (8)             -           (929)          (553)
Transfers among the sub-accounts
   and with the Fixed Account - net            1,373,683         32,414        442,688         14,113        679,433        536,409
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   2,935,976        203,816      1,181,649         82,403      2,582,207      1,121,930
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              2,482,546        204,654      1,005,527         89,113      1,505,461        785,070

NET ASSETS AT BEGINNING OF PERIOD                204,654              -         89,113              -      2,851,489      2,066,419
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $2,687,200    $   204,654    $ 1,094,640    $    89,113    $ 4,356,950    $ 2,851,489
                                              ==========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period       20,990              -          8,891              -        324,621        205,223
     Units issued                                404,317         23,851        169,379          9,203        478,519        165,928
     Units redeemed                              (52,278)        (2,861)       (25,752)          (312)      (149,821)       (46,530)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            373,029         20,990        152,518          8,891        653,319        324,621
                                              ==========    ===========    ===========    ===========    ===========    ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                        LSA Variable Series Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------


                                               LSA Diversified Mid Cap      LSA Emerging Growth Equity        LSA Focused Equity
                                             --------------------------    ---------------------------  ----------------------------

                                                  2002       2001 (g)         2002           2001           2002           2001
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (20,299)   $      (376)   $   (28,909)   $   (32,498)   $   (39,557)   $   (34,049)
Net realized gains (losses)                      (50,861)            15       (398,878)      (532,739)      (369,755)       (98,370)
Change in unrealized gains (losses)             (319,449)        17,961       (727,420)        55,575       (617,844)      (254,846)
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (390,609)        17,600     (1,155,207)      (509,662)    (1,027,156)      (387,265)
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,991,389        209,056        463,164        639,451        930,193        530,950
Benefit payments                                    (728)             -         (4,471)             -        (14,101)             -
Payments on termination                          (66,466)             -       (135,227)       (88,184)      (167,367)      (128,909)
Loans - net                                           (7)             -           (149)          (267)          (165)          (295)
Contract administration charges                      (74)             -           (851)          (751)          (558)          (422)
Transfers among the sub-accounts
   and with the Fixed Account - net            1,026,924         10,193        286,380       (271,689)      (251,544)       700,461
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   2,951,038        219,249        608,846        278,560        496,458      1,101,785
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              2,560,429        236,849       (546,361)      (231,102)      (530,698)       714,520

NET ASSETS AT BEGINNING OF PERIOD                236,849              -      2,394,388      2,625,490      3,042,314      2,327,794
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $2,797,278    $   236,849    $ 1,848,027    $ 2,394,388    $ 2,511,616    $ 3,042,314
                                              ==========    ===========    ===========    ===========    ===========    ===========



UNITS OUTSTANDING
   Units outstanding at beginning of period       23,710              -        245,862        218,264        336,022        214,548
     Units issued                                429,920         23,747        220,773        107,661        175,936        153,932
     Units redeemed                              (99,284)           (37)      (144,022)       (80,063)      (118,333)       (32,458)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            354,346         23,710        322,613        245,862        393,625        336,022
                                              ==========    ===========    ===========    ===========    ===========    ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------




                                                                          LSA Variable Series Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------


                                                 LSA Growth Equity (a)           LSA Mid Cap Value             LSA Value Equity
                                             --------------------------    --------------------------   ----------------------------

                                                 2002           2001           2002         2001 (g)         2002           2001
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (60,391)   $   (49,105)   $   (23,624)   $       223    $   (80,249)   $   (28,685)
Net realized gains (losses)                     (436,374)      (102,320)      (106,849)            68       (275,949)        67,331
Change in unrealized gains (losses)             (770,648)      (379,377)      (164,916)         6,389     (1,157,467)      (269,401)
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                            (1,267,413)      (530,802)      (295,389)         6,680     (1,513,665)      (230,755)
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,722,424      1,203,786      1,808,590        106,221      2,228,882      1,562,980
Benefit payments                                 (45,190)        (9,884)       (37,085)             -         (5,128)       (67,416)
Payments on termination                         (408,465)      (169,616)      (120,277)             -       (372,137)      (161,489)
Loans - net                                          (15)           (14)           (24)             -            (21)           (14)
Contract administration charges                   (1,180)          (802)          (638)             -         (1,558)          (672)
Transfers among the sub-accounts
   and with the Fixed Account - net              690,163        486,499      3,875,327         10,787      1,815,354        949,589
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   1,957,737      1,509,969      5,525,893        117,008      3,665,392      2,282,978
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                690,324        979,167      5,230,504        123,688      2,151,727      2,052,223

NET ASSETS AT BEGINNING OF PERIOD              3,909,045      2,929,878        123,688              -      4,368,763      2,316,540
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $4,599,369    $ 3,909,045    $ 5,354,192    $   123,688    $ 6,520,490    $ 4,368,763
                                              ==========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      419,197        265,908         11,604              -        372,934        184,697
     Units issued                                493,443        203,833        852,045         11,765        554,495        254,953
     Units redeemed                             (255,545)       (50,544)      (258,460)          (161)      (181,926)       (66,716)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            657,095        419,197        605,189         11,604        745,503        372,934
                                              ==========    ===========    ===========    ===========    ===========    ===========



(a)  Previously known as LSA International Growth Equity

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                       MFS Variable Insurance Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------


                                              MFS Emerging Growth Series   MFS Investors Trust Series     MFS New Discovery Series
                                             ---------------------------- ----------------------------  ----------------------------

                                                2002           2001            2002          2001           2002            2001
                                             -----------   ------------   -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (91,590)  $   (117,754)  $    (48,155)  $    (55,235)  $   (123,231)  $   (117,542)
Net realized gains (losses)                   (2,039,063)      (589,363)      (535,341)        14,022     (1,792,622)      (681,380)
Change in unrealized gains (losses)             (801,659)    (2,976,807)      (891,804)    (1,087,235)    (1,865,599)      (145,069)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                            (2,932,312)    (3,683,924)    (1,475,300)    (1,128,448)    (3,781,452)      (943,991)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         733,586      1,704,008        661,549      1,194,945      2,144,130      1,374,324
Benefit payments                                 (61,483)       (44,252)      (192,622)      (151,497)      (121,808)      (241,673)
Payments on termination                         (437,932)      (403,352)      (436,429)      (330,369)      (669,346)      (457,996)
Loans - net                                          (87)          (132)             -              -           (135)          (211)
Contract administration charges                   (5,872)        (5,556)        (3,439)        (2,674)        (5,322)        (3,939)
Transfers among the sub-accounts
   and with the Fixed Account - net           (1,086,843)       644,479        (45,467)       680,555        308,143       (803,276)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (858,631)     1,895,195        (16,408)     1,390,960      1,655,662       (132,771)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (3,790,943)    (1,788,729)    (1,491,708)       262,512     (2,125,790)    (1,076,762)

NET ASSETS AT BEGINNING OF PERIOD              8,401,485     10,190,214      6,416,191      6,153,679      8,863,060      9,939,822
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 4,610,542   $  8,401,485   $  4,924,483   $  6,416,191   $  6,737,270   $  8,863,060
                                             ===========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period      851,967        668,411        671,851        531,245        572,962        590,884
     Units issued                                211,785        382,618        233,265        251,882      1,130,671        419,115
     Units redeemed                             (322,082)      (199,062)      (236,606)      (111,276)    (1,003,742)      (437,037)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            741,670        851,967        668,510        671,851        699,891        572,962
                                             ===========   ============   ============   ============   ============   ============





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                      MFS Variable Insurance Trust
                                                  MFS Variable Insurance Trust Sub-Accounts           (Service Class) Sub-Accounts
                                             -------------------------------------------------------  ----------------------------

                                                                                                             MFS New Discovery
                                                  MFS Research Series       MFS Total Return Series       Series (Service Class)
                                              -------------------------  ---------------------------   ----------------------------

                                                2002           2001           2002           2001           2002        2001 (g)
                                             ----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $  (49,731)  $    (69,256)  $     45,706   $     46,804   $    (13,307)  $       (581)
Net realized gains (losses)                    (607,755)       (64,527)      (252,951)       260,835        (29,736)            34
Change in unrealized gains (losses)            (684,906)    (1,235,288)    (1,114,473)      (364,480)      (266,640)        29,620
                                             ----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                           (1,342,392)    (1,369,071)    (1,321,718)       (56,841)      (309,683)        29,073
                                             ----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        385,894      1,378,138      4,937,857      4,238,348      1,029,128        166,072
Benefit payments                                (13,398)        (4,258)       (83,621)       (89,988)          (788)             -
Payments on termination                        (190,419)      (294,628)    (1,209,594)    (1,155,512)       (40,267)             -
Loans - net                                         (14)             -             (9)             -              -              -
Contract administration charges                  (2,565)        (2,058)        (7,108)        (2,802)           (44)             -
Transfers among the sub-accounts
   and with the Fixed Account - net            (424,894)      (260,943)     2,017,891      4,459,264        717,145          2,240
                                             ----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   (245,396)       816,251      5,655,416      7,449,310      1,705,174        168,312
                                             ----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (1,587,788)      (552,820)     4,333,698      7,392,469      1,395,491        197,385

NET ASSETS AT BEGINNING OF PERIOD             5,177,470      5,730,290     12,168,735      4,776,266        197,385              -
                                             ----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $3,589,682   $  5,177,470   $ 16,502,433   $ 12,168,735   $  1,592,876   $    197,385
                                             ==========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period     535,639        453,042      1,003,996        387,825         19,088              -
   Units issued                                 130,439        272,846      1,260,822        863,349        230,672         19,134
   Units redeemed                              (162,329)      (190,249)      (789,994)      (247,178)       (24,023)           (46)
                                             ----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period           503,749        535,639      1,474,824      1,003,996        225,737         19,088
                                             ==========   ============   ============   ============   ============   ============


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                            MFS Variable Insurance Trust
                                            (Service Class) Sub-Accounts     OCC Accumulation Trust Sub-Accounts
                                             --------------------------- ------------------------------------------------------

                                                    MFS Utilities
                                                Series (Service Class)         OCC Equity           OCC Science and Technology
                                             -------------------------  -------------------------  ----------------------------

                                                2002        2001 (g)        2002          2001          2002      2001 (i)
                                             ----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (1,428)  $      (827)  $   (19,437)  $   (16,520)  $   (12,252)  $    (1,558)
Net realized gains (losses)                     (34,430)           (1)      (85,744)        8,241       (44,539)          367
Change in unrealized gains (losses)             (27,432)       (1,032)     (547,450)     (183,805)     (279,633)      (27,823)
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                              (63,290)       (1,860)     (652,631)     (192,084)     (336,424)      (29,014)
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        325,289       235,277       972,375     1,114,863       505,550       297,885
Benefit payments                                      -             -             -        (4,723)       (1,524)            -
Payments on termination                         (54,601)           (7)     (159,010)     (211,916)      (54,250)       (7,932)
Loans - net                                           -             -          (116)          (31)           (4)            -
Contract administration charges                       -             -          (832)         (308)         (720)            -
Transfers among the sub-accounts
   and with the Fixed Account - net             131,212       194,454       185,309        99,537       383,908        35,658
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                    401,900       429,724       997,726       997,422       832,960       325,611
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS               338,610       427,864       345,095       805,338       496,536       296,597

NET ASSETS AT BEGINNING OF PERIOD               427,864             -     2,192,607     1,387,269       296,597             -
                                             ----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $  766,474   $   427,864   $ 2,537,702   $ 2,192,607   $   793,133   $   296,597
                                             ==========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      47,797             -       208,152       120,642        76,919             -
     Units issued                               155,609        48,364       195,621       150,264       529,913        85,572
     Units redeemed                             (95,452)         (567)      (92,794)      (62,754)     (310,587)       (8,653)
                                             ----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period           107,954        47,797       310,979       208,152       296,245        76,919
                                             ==========   ===========   ===========   ===========   ===========   ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                        Oppenheimer Variable Account      Panorama Series
                                                  OCC Accumulation            Funds (Service Class      Fund, Inc. (Service
                                                  Trust Sub-Accounts         ("SC")) Sub-Account    Class ("SC")) Sub-Account
                                             ------------------------    -------------------------  --------------------------

                                                                        Oppenheimer Main Street           Oppenheimer
                                                    OCC Small Cap          Small Cap Growth (SC)       International Growth (SC)
                                             --------------------------  -------------------------  ----------------------------

                                                 2002          2001          2002        2001 (g)       2002         2001 (g)
                                             -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (56,655)  $   (12,181)  $   (27,343)  $      (140)  $    (4,913)  $       (27)
Net realized gains (losses)                      (25,135)       86,407      (114,870)          108        79,143            (1)
Change in unrealized gains (losses)           (1,223,463)       12,542      (330,800)        6,003      (104,385)          319
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                            (1,305,253)       86,768      (473,013)        5,971       (30,155)          291
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       2,117,291       640,553     2,303,174        67,785       345,041        18,020
Benefit payments                                 (15,255)       (2,903)       (7,325)            -             -             -
Payments on termination                         (218,209)      (91,983)      (52,011)            -        (3,538)            -
Loans - net                                           (6)            -             -             -             -             -
Contract administration charges                   (1,663)         (390)         (160)            -            (8)            -
Transfers among the sub-accounts
   and with the Fixed Account - net            2,412,796       324,164     2,533,652        20,116       167,582         2,613
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                   4,294,954       869,441     4,777,330        87,901       509,077        20,633
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              2,989,701       956,209     4,304,317        93,872       478,922        20,924

NET ASSETS AT BEGINNING OF PERIOD              1,961,127     1,004,918        93,872             -        20,924             -
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $ 4,950,828   $ 1,961,127   $ 4,398,189   $    93,872   $   499,846   $    20,924
                                             ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      122,684        66,388         9,118             -         2,299             -
     Units issued                                650,834        92,758     2,552,912         9,912     1,654,375         2,302
     Units redeemed                             (251,075)      (36,462)   (2,018,004)         (794)   (1,583,181)           (3)
                                             -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period            522,443       122,684       544,026         9,118        73,493         2,299
                                             ===========   ===========   ===========   ===========   ===========   ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                              PIMCO Variable Insurance Trust Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                 Foreign Bond                  Money Market                  Total Return (b)
                                             --------------------------  --------------------------    ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    40,994   $     13,248   $    (18,536)  $    127,049   $    521,621   $    129,823
Net realized gains (losses)                       25,020            646              -              -        525,783        142,458
Change in unrealized gains (losses)               81,501         10,999              -              -        681,976        (31,817)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                               147,515         24,893        (18,536)       127,049      1,729,380        240,464
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,298,237        122,234     15,964,598      7,282,941     12,926,286      2,635,167
Benefit payments                                 (22,991)        (3,864)       (80,364)        (1,882)       (86,606)       (25,029)
Payments on termination                         (115,449)       (25,862)    (5,525,703)      (580,938)    (1,739,974)      (176,473)
Loans - net                                            -              -           (107)           (84)          (348)           (35)
Contract administration charges                     (322)           (34)        (2,048)          (536)        (4,655)          (529)
Transfers among the sub-accounts
   and with the Fixed Account - net            2,176,049        188,201      2,648,920      1,695,432     25,219,087      1,115,200
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,335,524        280,675     13,005,296      8,394,933     36,313,790      3,548,301
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,483,039        305,568     12,986,760      8,521,982     38,043,170      3,788,765

NET ASSETS AT BEGINNING OF PERIOD                649,548        343,980     12,855,617      4,333,635      6,425,020      2,636,255
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 4,132,587   $    649,548   $ 25,842,377   $ 12,855,617   $ 44,468,190   $  6,425,020
                                             ===========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period       56,148         31,299      1,195,588        411,588        553,457        239,631
     Units issued                                448,437         34,891      4,712,292      1,129,025      4,366,446        406,019
     Units redeemed                             (136,339)       (10,042)    (3,461,481)      (345,025)    (1,006,775)       (92,193)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            368,246         56,148      2,446,399      1,195,588      3,913,128        553,457
                                             ===========   ============   ============   ============   ============   ============



(b)  Previously known as Total Return Bond



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                              PIMCO Variable Insurance
                                                 Trust Sub-Accounts                 Putnam Variable Trust Sub-Accounts
                                             ----------------------------  ---------------------------------------------------------

                                                                                                           VT International
                                             StocksPLUS Growth and Income        VT High Yield             Growth and Income
                                             ----------------------------  -------------------------    ---------------------------


                                                  2002           2001           2002       2001 (g)           2002       2001 (g)
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $   48,448    $    59,097    $    27,557    $      (233)   $    (7,787)   $       (27)
Net realized gains (losses)                     (265,652)      (145,316)        (8,298)            19         45,161              -
Change in unrealized gains (losses)             (534,266)      (180,685)       (17,159)         1,916        (67,930)           530
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (751,470)      (266,904)         2,100          1,702        (30,556)           503
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         839,797        807,194        844,347        102,622        375,809         19,582
Benefit payments                                 (41,660)        (9,400)          (985)             -         (7,034)             -
Payments on termination                         (310,823)      (154,255)       (44,236)           (14)       (15,683)             -
Loans - net                                         (124)           (32)            (7)             -              -              -
Contract administration charges                   (1,322)          (690)             -              -            (85)             -
Transfers among the sub-accounts
   and with the Fixed Account - net            1,240,805        323,666        720,623         23,054      1,025,424          6,500
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   1,726,673        966,483      1,519,742        125,662      1,378,431         26,082
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                975,203        699,579      1,521,842        127,364      1,347,875         26,585

NET ASSETS AT BEGINNING OF PERIOD              2,569,222      1,869,643        127,364              -         26,585              -
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $3,544,425    $ 2,569,222    $ 1,649,206    $   127,364    $ 1,374,460    $    26,585
                                              ==========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      283,630        180,120         12,891              -          2,816              -
     Units issued                                397,485        166,710        183,979         13,071      2,005,433          2,819
     Units redeemed                             (183,607)       (63,200)       (25,848)          (180)    (1,839,366)            (3)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            497,508        283,630        171,022         12,891        168,883          2,816
                                              ==========    ===========    ===========    ===========    ===========    ===========


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                Rydex Variable             Salomon Brothers Variable         Scudder Variable
                                               Trust Sub-Account           Series Funds Sub-Account        Series I Sub-Accounts
                                           ----------------------------  ----------------------------  ----------------------------

                                                    Rydex OTC                      Capital                       Balanced
                                             --------------------------  ----------------------------  ----------------------------

                                                2002       2001 (i)           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (10,021)  $       (504)  $    (54,045)  $    (25,719)  $    333,351   $    302,519
Net realized gains (losses)                      (83,932)            69       (296,583)        39,581     (1,832,394)       341,823
Change in unrealized gains (losses)             (216,160)         3,895     (1,465,984)       (35,013)    (2,363,559)    (2,625,674)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                              (310,113)         3,460     (1,816,612)       (21,151)    (3,862,602)    (1,981,332)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         702,883        162,810      2,272,749      1,877,859      1,729,826      2,885,980
Benefit payments                                  (1,588)             -         (3,183)       (77,933)      (354,602)      (255,736)
Payments on termination                          (11,061)        (1,824)      (363,653)      (206,380)    (2,735,753)    (2,522,427)
Loans - net                                            -              -            (17)           (15)          (223)           663
Contract administration charges                      (77)             -         (1,823)          (953)       (11,229)       (10,253)
Transfers among the sub-accounts
   and with the Fixed Account - net              427,917         35,610        876,260        864,923     (2,387,778)     1,598,958
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,118,074        196,596      2,780,333      2,457,501     (3,759,759)     1,697,185
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                807,961        200,056        963,721      2,436,350     (7,622,361)      (284,147)

NET ASSETS AT BEGINNING OF PERIOD                200,056              -      5,206,718      2,770,368     25,601,329     25,885,476
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 1,008,017   $    200,056   $  6,170,439   $  5,206,718   $ 17,978,968   $ 25,601,329
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       29,374              -        387,048        206,125      1,762,083      1,531,949
     Units issued                                263,410         34,029        456,906        234,573        488,457        603,240
     Units redeemed                              (57,060)        (4,655)      (171,438)       (53,650)      (757,162)      (373,106)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            235,724         29,374        672,516        387,048      1,493,378      1,762,083
                                             ===========   ============   ============   ============   ============   ============



(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                                  Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------


                                                        Bond                   Global Discovery              Growth and Income
                                            ---------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   840,723   $    243,182   $    (45,273)  $    (52,656)  $    (11,703)  $     (4,741)
Net realized gains (losses)                       (4,121)        62,131       (733,995)      (328,724)      (376,102)       (52,017)
Change in unrealized gains (losses)              340,637         59,077          5,150       (826,918)      (514,834)      (364,201)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                             1,177,239        364,390       (774,118)    (1,208,298)      (902,639)      (420,959)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       3,723,965      3,171,852        546,596        547,000        624,154        699,690
Benefit payments                                (165,616)      (264,687)       (51,950)        (7,915)       (23,571)      (155,934)
Payments on termination                       (3,077,382)    (1,858,379)      (161,444)      (126,357)      (430,601)      (276,607)
Loans - net                                         (200)         1,556              -            (12)           (36)           (43)
Contract administration charges                   (6,610)        (4,076)        (1,663)        (1,649)        (1,387)          (878)
Transfers among the sub-accounts
   and with the Fixed Account - net               37,650      8,756,788        226,854       (748,706)        40,190        197,204
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     511,807      9,803,054        558,393       (337,639)       208,749        463,432
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,689,046     10,167,444       (215,725)    (1,545,937)      (693,890)        42,473

NET ASSETS AT BEGINNING OF PERIOD             18,845,106      8,677,662      3,484,061      5,029,998      3,397,657      3,355,184
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $20,534,152   $ 18,845,106   $  3,268,336   $  3,484,061   $  2,703,767   $  3,397,657
                                             ===========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period    1,558,850        719,637        298,124        311,566        367,713        315,789
     Units issued                              1,239,373      1,302,975        690,669        144,229        191,003        152,825
     Units redeemed                           (1,186,436)      (463,762)      (620,034)      (157,671)      (170,972)      (100,901)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          1,611,787      1,558,850        368,759        298,124        387,744        367,713
                                             ===========   ============   ============   ============   ============   ============





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                              Scudder Variable
                                             Series I Sub-Accounts                  STI Classic Variable Trust Sub-Accounts
                                           ----------------------------  ----------------------------------------------------------

                                               International               STI Capital Appreciation      STI International Equity
                                           ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (36,548)  $    (49,247)  $    (15,303)  $     (5,598)  $    (12,257)  $     (8,502)
Net realized gains (losses)                    1,040,219         68,551        (41,505)        11,956         23,962        (17,338)
Change in unrealized gains (losses)             (124,045)      (266,940)      (240,734)        (8,195)        14,176        (53,337)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                               879,626       (247,636)      (297,542)        (1,837)        25,881        (79,177)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         303,555        562,769        841,438        317,278         48,900        185,984
Benefit payments                                  (2,824)       (13,265)       (26,240)             -         (3,638)             -
Payments on termination                         (303,309)      (372,385)       (75,835)        (9,609)       (95,096)       (18,747)
Loans - net                                            -              -              -              -              -              -
Contract administration charges                     (866)          (712)          (410)          (151)        (1,098)          (378)
Transfers among the sub-accounts
   and with the Fixed Account - net           (2,654,704)      (594,318)        27,426         76,842       (790,316)       931,203
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (2,658,148)      (417,911)       766,379        384,360       (841,248)     1,098,062
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,778,522)      (665,547)       468,837        382,523       (815,367)     1,018,885

NET ASSETS AT BEGINNING OF PERIOD              3,673,079      4,338,626        750,645        368,122      1,041,097         22,212
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 1,894,557   $  3,673,079   $  1,219,482   $    750,645   $    225,730   $  1,041,097
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      446,952        356,590         79,016         35,973        127,676          2,216
     Units issued                             32,777,372     24,878,897        160,027         82,665      2,305,290        787,058
     Units redeemed                          (32,928,582)   (24,788,535)       (71,031)       (39,622)    (2,398,505)      (661,598)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            295,742        446,952        168,012         79,016         34,461        127,676
                                             ===========   ============   ============   ============   ============   ============




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                             STI Classic Variable           Strong Opportunity         Strong Variable Insurance
                                               Trust Sub-Accounts         Fund II, Inc. Sub-Account     Funds, Inc. Sub-Accounts
                                           ----------------------------  ----------------------------  ----------------------------

                                                STI Value Income Stock          Opportunity Fund II            Discovery Fund II
                                            ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001       2002 (c)           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,652)  $     11,325   $   (141,158)  $    (81,631)  $     (5,738)  $    (25,962)
Net realized gains (losses)                     (273,608)      (109,105)    (2,364,471)     1,133,943       (119,737)      (129,255)
Change in unrealized gains (losses)             (230,121)       (75,870)    (2,471,445)    (1,708,886)       149,806        (28,996)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                              (505,381)      (173,650)    (4,977,074)      (656,574)        24,331       (184,213)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         421,241        528,319      3,378,732      3,917,730         14,070        496,500
Benefit payments                                  (8,872)             -       (109,326)       (16,798)        (9,097)      (109,257)
Payments on termination                         (226,735)      (129,642)      (853,780)      (561,013)       (25,772)      (412,124)
Loans - net                                           (1)           (39)           (60)           (48)             -            (42)
Contract administration charges                   (1,006)          (790)        (7,332)        (3,381)          (388)        (1,907)
Transfers among the sub-accounts
   and with the Fixed Account - net           (1,270,903)     2,846,072      2,355,898      3,886,708     (1,271,699)    (3,545,174)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (1,086,276)     3,243,920      4,764,132      7,223,198     (1,292,886)    (3,572,004)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,591,657)     3,070,270       (212,942)     6,566,624     (1,268,555)    (3,756,217)

NET ASSETS AT BEGINNING OF PERIOD              3,455,811        385,541     11,872,515      5,305,891      1,268,555      5,024,772
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 1,864,154   $  3,455,811   $ 11,659,573   $ 11,872,515   $          -   $  1,268,555
                                             ===========   ============   ============   ============   ============   ============



UNITS OUTSTANDING
   Units outstanding at beginning of period      371,924         40,735        863,645        348,983        107,137        426,319
     Units issued                                309,080        640,413      1,862,973        799,662         53,989        240,242
     Units redeemed                             (439,808)      (309,224)    (1,501,539)      (285,000)      (161,126)      (559,424)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            241,196        371,924      1,225,079        863,645              -        107,137
                                             ===========   ============   ============   ============   ============   ============



(c)  For the Period Beginning January 1, 2002 and Ending May 16, 2002



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                             Strong Variable Insurance
                                             Funds, Inc. Sub-Accounts            T. Rowe Price Equity Series, Inc. Sub-Accounts
                                            ----------------------------  ----------------------------------------------------------


                                             Mid Cap Growth Fund II       T. Rowe Price Equity Income  T. Rowe Price Mid-Cap Growth
                                            ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (89,483)  $   (146,735)  $     47,462   $     20,898   $   (192,027)  $   (104,638)
Net realized gains (losses)                   (2,678,971)    (3,942,161)    (1,313,001)       207,614     (1,299,541)       (12,117)
Change in unrealized gains (losses)             (516,790)      (687,756)    (2,345,325)      (319,472)    (2,482,986)        95,515
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                            (3,285,244)    (4,776,652)    (3,610,864)       (90,960)    (3,974,554)       (21,240)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         644,377      1,365,066      4,995,425      3,255,761      3,323,173      2,178,914
Benefit payments                                 (66,137)      (126,301)       (92,895)       (55,277)       (59,008)      (128,385)
Payments on termination                         (346,543)      (697,938)    (1,613,348)    (1,465,389)    (1,001,296)      (513,295)
Loans - net                                          (99)          (252)           (76)          (145)           (77)           (84)
Contract administration charges                   (5,591)        (6,573)        (9,082)        (3,443)        (6,791)        (2,629)
Transfers among the sub-accounts
   and with the Fixed Account - net             (662,280)    (2,108,167)     1,114,616      7,752,297      3,718,346       (143,587)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (436,273)    (1,574,165)     4,394,640      9,483,804      5,974,347      1,390,934
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (3,721,517)    (6,350,817)       783,776      9,392,844      1,999,793      1,369,694

NET ASSETS AT BEGINNING OF PERIOD              8,299,860     14,650,677     15,986,177      6,593,333     10,237,936      8,868,242
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 4,578,343   $  8,299,860   $ 16,769,953   $ 15,986,177   $ 12,237,729   $ 10,237,936
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      759,712        881,696      1,302,771        536,228        733,837        599,876
     Units issued                              1,346,145        654,241      1,738,833      1,303,928      2,099,171        579,862
     Units redeemed                           (1,382,736)      (776,225)    (1,433,002)      (537,385)    (1,652,256)      (445,901)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            723,121        759,712      1,608,602      1,302,771      1,180,752        733,837
                                             ===========   ============   ============   ============   ============   ============






See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                             T. Rowe Price Equity        T. Rowe Price International   The Universal Institutional
                                            Series, Inc. Sub-Accounts      Series, Inc. Sub-Accounts     Funds, Inc. Sub-Accounts
                                           ----------------------------  ----------------------------  ----------------------------

                                             T. Rowe Price                    T. Rowe Price
                                             New America Growth              International Stock       Van Kampen UIF High Yield (d)
                                           ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (21,679)  $    (22,810)  $    (52,504)  $     25,466   $    202,242   $    141,373
Net realized gains (losses)                     (276,734)      (220,315)     1,053,441        709,943       (137,709)      (101,660)
Change in unrealized gains (losses)             (309,224)       (71,539)       (88,470)      (321,472)      (197,126)      (169,172)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                              (607,637)      (314,664)       912,467        413,937       (132,593)      (129,459)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         205,353        263,549        429,462      1,056,974      1,003,702        298,262
Benefit payments                                  (1,852)             -              -       (110,529)          (228)       (13,470)
Payments on termination                         (152,681)      (112,614)      (323,754)      (146,954)      (125,026)       (68,598)
Loans - net                                          (20)           (32)           (17)            (9)             -              -
Contract administration charges                     (886)          (748)        (1,365)          (928)          (200)          (181)
Transfers among the sub-accounts
   and with the Fixed Account - net            1,540,740        169,245     (3,422,500)       763,423        178,382        509,090
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,590,654        319,400     (3,318,174)     1,561,977      1,056,630        725,103
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                983,017          4,736     (2,405,707)     1,975,914        924,037        595,644

NET ASSETS AT BEGINNING OF PERIOD              1,677,860      1,673,124      4,955,147      2,979,233      1,437,317        841,673
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 2,660,877   $  1,677,860   $  2,549,440   $  4,955,147   $  2,361,354   $  1,437,317
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      177,917        151,687        573,698        261,076        166,138         92,139
     Units issued                              1,722,323        115,394     35,648,713     22,762,660        227,949        143,099
     Units redeemed                           (1,490,716)       (89,164)   (35,846,582)   (22,450,038)      (102,054)       (69,100)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            409,524        177,917        375,829        573,698        292,033        166,138
                                             ===========   ============   ============   ============   ============   ============



(d)  Previously known as UIF High Yield




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Van Kampen Life
                                             The Universal Institutional Funds, Inc. Sub-Accounts Investment Trust Sub-Account
                                             ----------------------------------------------------  ----------------------------

                                                    Van Kampen                Van Kampen                    LIT Growth
                                               UIF Mid Cap Growth (e)     UIF Mid Cap Value (f)         and Income (Class II)
                                             -------------------------  -------------------------  --------------------------

                                                2002          2001          2002          2001          2002        2001 (g)
                                             ----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $  (42,741)  $   (39,188)  $   (60,408)  $   (37,461)  $   (25,855)  $      (416)
Net realized gains (losses)                    (377,009)     (361,550)     (274,569)      (94,455)      (76,243)           97
Change in unrealized gains (losses)            (765,253)     (558,025)   (1,169,543)       55,572      (255,871)        7,716
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                           (1,185,003)     (958,763)   (1,504,520)      (76,344)     (357,969)        7,397
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        878,841     1,174,410     1,596,757     1,472,497     2,718,445       149,631
Benefit payments                                 (5,023)      (28,205)      (40,743)       (4,469)      (31,729)            -
Payments on termination                        (218,394)     (210,639)     (288,765)     (184,197)     (207,259)            -
Loans - net                                           -             -             -             -             -             -
Contract administration charges                  (1,144)         (689)       (1,421)         (663)         (156)            -
Transfers among the sub-accounts
   and with the Fixed Account - net             176,831      (274,999)      694,900       671,684     2,454,704        39,443
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                    831,111       659,878     1,960,728     1,954,852     4,934,005       189,074
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              (353,892)     (298,885)      456,208     1,878,508     4,576,036       196,471

NET ASSETS AT BEGINNING OF PERIOD             2,959,217     3,258,102     3,580,590     1,702,082       196,471             -
                                             ----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $2,605,325   $ 2,959,217   $ 4,036,798   $ 3,580,590   $ 4,772,507   $   196,471
                                             ==========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period     337,215       258,556       285,184       129,374        20,395             -
     Units issued                               217,338       195,865       303,390       209,508       688,124        20,714
     Units redeemed                            (117,046)     (117,206)     (135,267)      (53,698)     (120,104)         (319)
                                             ----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period           437,507       337,215       453,307       285,184       588,415        20,395
                                             ==========   ===========   ===========   ===========   ===========   ===========


(e)  Previously known as UIF Mid Cap Growth

(f)  Previously known as UIF Mid Cap Value

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit sells five variable annuity contracts, Investor's Select, Consultant I, Consultant II, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                  J.P. MORGAN SERIES TRUST II
          AIM V.I. Dent Demographics                                     Small Company
      THE ALGER AMERICAN FUND                                       JANUS ASPEN SERIES
          Growth                                                         Aggressive Growth
          Income and Growth                                              Balanced
          Leveraged AllCap                                               Flexible Income
          MidCap Growth                                                  Growth
          Small Capitalization                                           Worldwide Growth
      FEDERATED INSURANCE SERIES                                    JANUS ASPEN SERIES (SERVICE SHARES)
          Federated Fund for U.S. Government Securities II               Global Value (Service Shares)
          Federated High Income Bond Fund II                             Worldwide Growth (Service Shares)
          Federated Utility Fund II                                 LAZARD RETIREMENT SERIES, INC.
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                          Emerging Markets
          VIP Asset Manager                                              International Equity
          VIP Contrafund                                            LSA VARIABLE SERIES TRUST
          VIP Equity-Income                                              LSA Aggressive Growth
          VIP Growth                                                     LSA Balanced
          VIP Index 500                                                  LSA Basic Value
          VIP Money Market                                               LSA Blue Chip
          VIP Overseas                                                   LSA Capital Appreciation
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                          LSA Disciplined Equity
        (SERVICE CLASS 2)                                                LSA Diversified Mid Cap
          VIP Equity-Income (Service Class 2)                            LSA Emerging Growth Equity
          VIP Investment Grade Bond (Service Class 2)                    LSA Focused Equity
          VIP Overseas (Service Class 2)                                 LSA Growth Equity (Previously known as
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                             LSA International Growth Equity)
          VIT CORE Small Cap Equity                                      LSA Mid Cap Value
          VIT International Equity                                       LSA Value Equity
      IAI RETIREMENT FUNDS, INC.
          Balanced Portfolio (Closed March 15, 2001)
          Regional Portfolio (Closed March 15, 2001)
          Reserve Portfolio (Closed March 15, 2001)

--------------------------------------------------------------------------------

      MFS VARIABLE INSURANCE TRUST                                  SCUDDER VARIABLE SERIES I
          MFS Emerging Growth Series                                     Balanced
          MFS Investors Trust Series                                     Bond
          MFS New Discovery Series                                       Global Discovery
          MFS Research Series                                            Growth and Income
          MFS Total Return Series                                        International
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                  STI CLASSIC VARIABLE TRUST
          MFS New Discovery Series (Service Class)                       STI Capital Appreciation
          MFS Utilities Series (Service Class)                           STI International Equity
      OCC ACCUMULATION TRUST                                             STI Value Income Stock
          OCC Equity                                                STRONG OPPORTUNITY FUND II, INC.
          OCC Science and Technology                                     Opportunity Fund II
          OCC Small Cap                                             STRONG VARIABLE INSURANCE FUNDS, INC
      OPPENHEIMER VARIABLE ACCOUNT                                       Discovery Fund II (Closed May 16, 2002)
        FUNDS (SERVICE CLASS ("SC"))                                     Mid Cap Growth Fund II
          Oppenheimer International Growth (SC)                     T. ROWE PRICE EQUITY SERIES, INC.
      PANORAMA SERIES FUND, INC. (SERVICE                                T. Rowe Price Equity Income
        CLASS ("SC"))                                                    T. Rowe Price Mid-Cap Growth
          Oppenheimer Main Street Small Cap Growth (SC)                  T. Rowe Price New America Growth
      PIMCO VARIABLE INSURANCE TRUST                                T. ROWE PRICE INTERNATIONAL SERIES, INC.
          Foreign Bond                                                   T. Rowe Price International Stock
          Money Market                                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          Total Return (Previously known as Total                        Van Kampen UIF High Yield (Previously
          Return Bond)                                                      known as High Yield)
          StocksPLUS Growth and Income                                   Van Kampen UIF Mid Cap Growth
      PUTNAM VARIABLE TRUST                                                 (Previously known as Mid Cap Growth)
          VT High Yield                                                  Van Kampen UIF Mid Cap Value
          VT International Growth and Income                                (Previously known as Mid Cap Value)
      RYDEX VARIABLE TRUST                                          VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
          Rydex OTC                                                      LIT Growth and Income (Class II)
      SALOMON BROTHERS VARIABLE SERIES FUNDS
          Capital

     Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.05% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                                                                     Purchases
                                                                                                               --------------------
     Investments in the AIM Variable Insurance Funds Sub-Account:
                 AIM V. I. Dent Demographics                                                                    $         868,819

     Investments in The Alger American Fund Sub-Accounts:
                 Growth                                                                                                 3,686,239
                 Income and Growth                                                                                      6,941,258
                 Leveraged AllCap                                                                                       8,667,288
                 MidCap Growth                                                                                          9,672,938
                 Small Capitalization                                                                                  19,397,753

     Investments in the Federated Insurance Series Sub-Accounts:
                 Federated Fund for U.S. Government Securities II                                                      57,979,688
                 Federated High Income Bond Fund II                                                                    33,878,767
                 Federated Utility Fund II                                                                              2,900,948

     Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
                 VIP Asset Manager                                                                                      3,727,460
                 VIP Contrafund                                                                                        15,334,027
                 VIP Equity-Income                                                                                     29,503,409
                 VIP Growth                                                                                             9,808,974
                 VIP Index 500                                                                                         18,049,684
                 VIP Money Market                                                                                      58,070,244
                 VIP Overseas                                                                                          24,210,588

     Investments in the Fidelity Variable Insurance Products Fund
         (Service Class 2) Sub-Accounts:
                 VIP Equity-Income (Service Class 2)                                                                    3,858,902
                 VIP Investment Grade Bond (Service Class 2)                                                            8,217,816
                 VIP Overseas (Service Class 2)                                                                         2,327,333

     Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
                 VIT CORE Small Cap Equity                                                                              1,264,226
                 VIT International Equity                                                                                 786,737

     Investments in the J.P. Morgan Series Trust II Sub-Account:
                 Small Company                                                                                          1,296,087

--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS (CONTINUED)





                                                                                                                     Purchases
                                                                                                               ------------------
     Investments in the Janus Aspen Series Sub-Accounts:
                 Aggressive Growth                                                                              $     16,131,863
                 Balanced                                                                                             16,037,161
                 Flexible Income                                                                                      18,844,090
                 Growth                                                                                                7,658,375
                 Worldwide Growth                                                                                     71,324,034

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
                 Global Value (Service Shares)                                                                         4,615,155
                 Worldwide Growth (Service Shares)                                                                     2,180,083

     Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
                 Emerging Markets                                                                                        960,151
                 International Equity                                                                                    756,986

     Investments in the LSA Variable Series Trust Sub-Accounts:
                 LSA Aggressive Growth                                                                                   965,842
                 LSA Balanced                                                                                          7,691,107
                 LSA Basic Value                                                                                       7,489,613
                 LSA Blue Chip                                                                                         3,260,405
                 LSA Capital Appreciation                                                                              1,348,900
                 LSA Disciplined Equity                                                                                3,436,703
                 LSA Diversified Mid Cap                                                                               3,716,549
                 LSA Emerging Growth Equity                                                                            1,364,348
                 LSA Focused Equity                                                                                    1,344,602
                 LSA Growth Equity (a)                                                                                 3,753,486
                 LSA Mid Cap Value                                                                                     7,146,665
                 LSA Value Equity                                                                                      4,726,330

     Investments in the MFS Variable Insurance Trust Sub-Accounts:
                 MFS Emerging Growth Series                                                                            1,254,280
                 MFS Investors Trust Series                                                                            1,643,384
                 MFS New Discovery Series                                                                             12,409,281
                 MFS Research Series                                                                                     841,800
                 MFS Total Return Series                                                                              12,272,827

     Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
                 MFS New Discovery Series (Service Class)                                                              1,905,289
                 MFS Utilities Series (Service Class)                                                                  1,209,133



(a)  Previously known as LSA International Growth Equity

--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                                                    Purchases
                                                                                                               -------------------
     Investments in the OCC Accumulation Trust Sub-Accounts:
                 OCC Equity                                                                                     $       1,575,336
                 OCC Science and Technology                                                                             2,692,059
                 OCC Small Cap                                                                                          6,398,976

     Investments in the Oppenheimer Variable Account Funds
          (Service Class ("SC")) Sub-Account:
                 Oppenheimer Main Street Small Cap Growth (SC)                                                         20,404,873

     Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
                 Oppenheimer International Growth (SC)                                                                 11,105,553

     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
                 Foreign Bond                                                                                           4,613,799
                 Money Market                                                                                          40,698,563
                 Total Return (b)                                                                                      42,794,496
                 StocksPLUS Growth and Income                                                                           3,042,774

     Investments in the Putnam Variable Trust Sub-Accounts:
                 VT High Yield                                                                                          1,710,097
                 VT International Growth and Income                                                                    14,142,328

     Investments in the Rydex Variable Trust Sub-Account:
                 Rydex OTC                                                                                              1,354,721

     Investments in the Salomon Brothers Variable Series Funds Sub-Account:
                 Capital                                                                                                4,093,278

     Investments in the Scudder Variable Series I Sub-Accounts:
                 Balanced                                                                                               4,626,628
                 Bond                                                                                                  12,738,209
                 Global Discovery                                                                                       7,402,742
                 Growth and Income                                                                                      1,381,738
                 International                                                                                        220,278,846

     Investments in the STI Classic Variable Trust Sub-Accounts:
                 STI Capital Appreciation                                                                               1,293,569
                 STI International Equity                                                                              16,677,276
                 STI Value Income Stock                                                                                 1,972,206

     Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
                 Opportunity Fund II                                                                                   18,780,308


(b)  Previously known as Total Return Bond

--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                                    Purchases
                                                                                                               -------------------
     Investments in the Strong Variable Insurance Funds, Inc. Fund Sub-Accounts:
                 Discovery Fund II (c)                                                                          $          61,378
                 Mid Cap Growth Fund II                                                                                10,905,712

     Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
                 T. Rowe Price Equity Income                                                                           16,630,743
                 T. Rowe Price Mid-Cap Growth                                                                          22,450,559
                 T. Rowe Price New America Growth                                                                      11,965,384

     Investments in the T. Rowe Price International Series, Inc. Sub-Account:
                 T. Rowe Price International Stock                                                                    272,361,206

     Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
                 Van Kampen UIF High Yield (d)                                                                          1,872,676
                 Van Kampen UIF Mid Cap Growth (e)                                                                      1,426,864
                 Van Kampen UIF Mid Cap Value (f)                                                                       2,834,197

     Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
                 LIT Growth and Income (Class II)                                                                       5,898,584
                                                                                                               -------------------
                                                                                                                $   2,222,923,305
                                                                                                               ==================




(c)  For the Period Beginning January 1, 2002 and Ending May 16, 2002

(d)  Previously known as High Yield

(e)  Previously known as Mid Cap Growth

(f)  Previously known as Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Lincoln Benefit, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     The expense ratio, as explained in Note 3, represents mortality and expense risk and administrative expense charges, which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

     ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

     *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

     Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                     At December 31,                For the year ended December 31,
                                                  -------------------  ---------------------------------------------------------
                                                     Accumulation       Investment          Expense               Total
                                                      Unit Value       Income Ratio*        Ratio**              Return***
                                                  -------------------  ------------- -------------------   ---------------------
Investments in the AIM Variable Insurance Funds
  Sub-Account:
       AIM V. I. Dent Demographics
           2002                                   $ 6.48 -    $ 6.54       0.00%        1.35%-      1.95%    -33.53%-    -33.12%
           2001 (g)                                 9.74 -      9.77       0.00         1.45 -      2.05      -2.39  -    -2.26



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)


                                                           At December 31,            For the year ended December 31,
                                                         ------------------- ------------------------------------------------------

                                                             Accumulation     Investment      Expense             Total
                                                              Unit Value     Income Ratio*    Ratio**            Return***
                                                        -------------------- ------------ -----------------  -------------------
Investments in The Alger American Fund Sub-Accounts:
       Growth
           2002                                          $ 4.65 - $ 8.70      0.04 %       1.25 % -   1.80 %   -34.19 %  -  -33.83 %
           2001                                            7.07 -  13.17      0.23         1.25   -   1.80     -13.40    -  -12.92
       Income and Growth
           2002                                            5.28 -   9.85      0.67         1.25   -   1.80     -32.33    -  -31.96
           2001                                            7.81 -  14.50      0.37         1.25   -   1.80     -15.86    -  -15.39
       Leveraged AllCap
           2002                                            4.12 -  10.24      0.01         1.25   -   1.80     -35.09    -  -34.73
           2001                                            6.34 -  15.71      0.00         1.25   -   1.80     -17.44    -  -16.98
       MidCap Growth
           2002                                            6.00 -  10.91      0.00         1.25   -   1.80     -30.80    -  -30.42
           2001                                            8.66 -  15.71      0.00         1.25   -   1.80      -8.20    -   -7.69
       Small Capitalization
           2002                                            3.62 -   5.84      0.00         1.25   -   1.80     -27.54    -  -27.14
           2001                                            4.99 -   8.02      0.04         1.25   -   1.80     -30.78    -  -30.40

Investments in the Federated Insurance Series
    Sub-Accounts:
       Federated Fund for U.S. Government Securities II
           2002                                           11.94 -  15.35      3.11         1.25   -   1.80       7.10    -    7.69
           2001                                           11.15 -  14.28      3.23         1.25   -   1.80       5.11    -    5.69
       Federated High Income Bond Fund II
           2002                                            8.80 -  13.08     11.73         1.25   -   1.80      -0.42    -    0.13
           2001                                            8.83 -  13.08     13.16         1.25   -   1.80      -0.44    -    0.11
       Federated Utility Fund II
           2002                                            5.78 -  10.32      5.48         1.25   -   1.80     -25.31    -  -24.89
           2001                                            7.74 -  13.76      3.47         1.25   -   1.80     -15.27    -  -14.80

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
       VIP Asset Manager
           2002                                            8.09 -  14.13      4.06         1.25   -   1.80     -10.36    -   -9.86
           2001                                            9.03 -  15.70      4.19         1.25   -   1.80      -5.81    -   -5.29
       VIP Contrafund
           2002                                            7.19 -  15.26      0.84         1.25   -   1.80     -10.97    -  -10.48
           2001                                            8.08 -  17.07      0.78         1.25   -   1.80     -13.82    -  -13.34
       VIP Equity-Income
           2002                                            8.41 -  18.47      1.84         1.25   -   1.80     -18.43    -  -17.98
           2001                                           10.30 -  22.55      1.72         1.25   -   1.80      -6.66    -   -6.14
       VIP Growth
           2002                                            4.66 -  16.38      0.26         1.25   -   1.80     -31.35    -  -30.97
           2001                                            6.79 -  23.76      0.08         1.25   -   1.80     -19.13    -  -18.68

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)


                                                            At December 31,           For the year ended December 31,
                                                         -----------------  -------------------------------------------------------

                                                             Accumulation     Investment          Expense             Total
                                                              Unit Value     Income Ratio*        Ratio**            Return***
                                                         -----------------  -------------- ------------------ ----------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts (continued):
       VIP Index 500
           2002                                          $ 5.96 -  $ 8.49     1.38 %       1.25 % -   1.80 %   -23.64 %  -  -23.22 %
           2001                                            7.80 -   11.07     1.12         1.25   -   1.80     -13.68    -  -13.20
       VIP Money Market
           2002                                           10.46 -   13.50     1.79         1.25   -   1.80      -0.12    -    0.43
           2001                                           10.47 -   13.46     4.02         1.25   -   1.80       2.32    -    2.89
       VIP Overseas
           2002                                            5.12 -    9.82     0.75         1.25   -   1.80     -21.70    -  -21.27
           2001                                            6.54 -   12.49     5.80         1.25   -   1.80     -22.58    -  -22.15

Investments in the Fidelity Variable Insurance Products
    Fund (Service Class 2) Sub-Accounts:
       VIP Equity-Income (Service Class 2)
           2002                                            7.79 -    7.87     0.27         1.35   -   2.15     -18.77    -  -18.27
           2001 (g)                                        9.60 -    9.63     0.00         1.45   -   2.05      -3.79    -   -3.66
       VIP Investment Grade Bond (Service Class 2)
           2002                                           10.71 -   11.02     0.59         1.35   -   2.15       7.95    -    8.61
           2001 (g)                                       10.12 -   10.15     0.00         1.45   -   2.05       1.33    -    1.47
       VIP Overseas (Service Class 2)
           2002                                            7.28 -    7.72     0.07         1.35   -   1.95     -21.73    -  -21.53
           2001 (g)                                        9.32 -    9.35     0.00         1.45   -   1.70      -6.56    -   -6.47

Investments in the Goldman Sachs Variable Insurance
    Trust Sub-Accounts:
       VIT CORE Small Cap Equity
           2002                                           10.51 -   10.57     0.30         1.40   -   1.60     -16.32    -  -16.15
           2001                                           12.55 -   12.61     0.31         1.40   -   1.60       2.86    -    3.07
       VIT International Equity
           2002                                            6.45 -    6.49     1.13         1.40   -   1.60     -19.63    -  -19.47
           2001                                            8.03 -    8.07     1.51         1.40   -   1.60     -23.50    -  -23.35



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      At December 31,              For the year ended December 31,
                                                     ----------------  ------------------------------------------------------------

                                                        Accumulation      Investment          Expens              Total
                                                         Unit Value      Income Ratio*        Ratio**            Return***
                                                     ----------------  --------------- ------------------ ------------------------
Investments in the IAI Retirement Funds, Inc.
    Sub-Accounts:
       Balanced Portfolio
           2001 (h)                                   $ - -     $ -       4.67 %       1.40 % -   1.40 %     -1.00 %  -    -1.00 %
       Regional Portfolio
           2001 (h)                                     - -       -       1.46         1.40   -   1.40       -1.00    -    -1.00
       Reserve Portfolio
           2001 (h)                                     - -       -       0.09         1.40   -   1.40       -1.00    -    -1.00

Investments in the J.P. Morgan Series Trust II
    Sub-Account:
       Small Company
           2002                                      8.53 -    8.58       0.19         1.40   -   1.60      -22.90    -   -22.74
           2001                                     11.06 -   11.11       0.04         1.40   -   1.60       -9.50    -    -9.32

Investments in the Janus Aspen Series Sub-Accounts:
       Aggressive Growth
           2002                                      2.80 -   14.48       0.00         1.25   -   1.80      -29.22    -   -28.83
           2001                                      3.96 -   20.37       0.00         1.25   -   1.80      -40.54    -   -40.21
       Balanced
           2002                                      8.27 -   22.66       2.43         1.25   -   1.80       -8.11    -    -7.61
           2001                                      9.00 -   24.56       2.70         1.25   -   1.80       -6.38    -    -5.86
       Flexible Income
           2002                                     11.94 -   18.26       4.63         1.25   -   1.80        8.51    -     9.10
           2001                                     11.01 -   16.76       5.71         1.25   -   1.80        5.80    -     6.39
       Growth
           2002                                      4.44 -   15.38       0.00         1.25   -   1.80      -27.82    -   -27.42
           2001                                      6.15 -   21.23       0.07         1.25   -   1.80      -26.09    -   -25.68
       Worldwide Growth
           2002                                      4.56 -   17.94       0.84         1.25   -   1.80      -26.83    -   -26.43
           2001                                      6.24 -   24.41       0.44         1.25   -   1.80      -23.83    -   -23.41



(h)  For the Period Beginning January 1, 2001 and Ended March 15, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     At December 31,           For the year ended December 31,
                                                    ----------------  -------------------------------------------------------------

                                                      Accumulation      Investment          Expense              Total
                                                      Unit Value       Income Ratio*        Ratio**             Return***
                                                   ----------------  --------------- ------------------  ------------------------
Investments in the Janus Aspen Series (Service
    Shares) Sub-Accounts:
       Global Value (Service Shares)
           2002                                    $ 7.73 -  $ 9.14    0.66 %         1.25 % -  2.05 %    -14.76 %  -  -14.54 %
           2001 (g)                                 10.66 -   10.69    0.11           1.45   -  1.70        6.79    -    6.90
       Worldwide Growth (Service Shares)
           2002                                      6.99 -    7.81    0.86           1.35   -  2.05      -27.05    -  -26.71
           2001 (g)                                  9.60 -    9.63    0.12           1.45   -  1.90       -3.74    -   -3.66

Investments in the Lazard Retirement Series, Inc.
    Sub-Accounts:
       Emerging Markets
           2002                                      8.50 -    9.64    0.74           1.35   -  2.05       -3.23    -   -2.87
           2001                                      8.77 -    9.92    0.53           1.40   -  1.85       -6.40    -   -0.39
       International Equity
           2002                                      6.57 -    6.61    0.09           1.40   -  1.60      -12.13    -  -11.95
           2001                                      7.47 -    7.50    0.00           1.40   -  1.60      -25.28    -  -25.13

Investments in the LSA Variable Series Trust
    Sub-Accounts:
       LSA Aggressive Growth
           2002                                      6.29 -    7.30    0.00           1.35   -  2.05      -32.69    -  -32.52
           2001 (g)                                  9.38 -    9.41    0.00           1.45   -  1.70       -6.02    -   -5.93
       LSA Balanced
           2002                                      7.68 -    9.07    1.09           1.25   -  2.15      -19.89    -  -19.40
           2001                                      9.61 -   11.26    2.52           1.40   -  2.05       -0.46    -    0.81
       LSA Basic Value
           2002                                      7.34 -    7.65    0.00           1.25   -  2.05      -23.31    -  -22.76
           2001 (g)                                  9.57 -    9.60    0.02           1.45   -  2.15       -4.15    -   -3.99
       LSA Blue Chip
           2002                                      7.04 -    7.97    0.00           1.35   -  1.95      -27.64    -  -27.19
           2001 (g)                                  9.73 -    9.76    0.00           1.45   -  2.05       -2.57    -   -2.44
       LSA Capital Appreciation
           2002                                      6.99 -    8.16    0.00           1.35   -  2.05      -29.95    -  -29.62
           2001 (g)                                 10.00 -   10.03    0.00           1.45   -  1.90        0.04    -    0.31
       LSA Disciplined Equity
           2002                                      6.41 -    7.96    0.58           1.35   -  2.05      -26.79    -  -26.27
           2001                                      8.72 -    9.59    0.28           1.40   -  2.15      -13.10    -   -0.67
       LSA Diversified Mid Cap
           2002                                      7.76 -    7.96    0.17           1.25   -  2.05      -20.82    -  -20.34
           2001 (g)                                  9.96 -   10.00    0.13           1.45   -  2.05       -0.18    -   -0.05


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,             For the year ended December 31,
                                                  ----------------  ------------------------------------------------------------

                                                   Accumulation      Investment        Expense                Total
                                                    Unit Value      Income Ratio*      Ratio**               Return***
                                                 -----------------  -------------- ----------------- --------------------------
Investments in the LSA Variable Series Trust
   Sub-Accounts (continued):
       LSA Emerging Growth Equity
           2002                                  $ 5.55 -  $ 6.87        0.00 %      1.25 % -  1.95 %   -42.83 %  -   -42.68 %
           2001                                    9.71 -   10.06        0.03        1.40   -  1.70     -18.99    -    -0.40
       LSA Focused Equity
           2002                                    6.22 -    6.90        0.00        1.35   -  1.95     -31.08    -   -30.76
           2001                                    9.01 -    9.97        0.07        1.40   -  1.90     -16.62    -    -0.52
       LSA Growth Equity (a)
           2002                                    6.91 -    8.17        0.04        1.35   -  1.95     -25.74    -   -25.39
           2001                                    9.28 -    9.68        0.00        1.40   -  1.90     -15.46    -    -0.51
       LSA Mid Cap Value
           2002                                    8.41 -    9.73        0.40        1.25   -  2.05      -9.16    -    -8.74
           2001 (g)                               10.63 -   10.66        0.69        1.45   -  1.90       6.55    -     6.63
       LSA Value Equity
           2002                                    7.32 -    9.04        0.00        1.25   -  2.05     -23.77    -   -23.22
           2001                                    9.59 -   11.77        0.65        1.40   -  2.15      -6.21    -    -0.60

Investments in the MFS Variable Insurance Trust
  Sub-Accounts:
       MFS Emerging Growth Series
           2002                                    3.46 -    6.99        0.00        1.25   -  1.80     -34.94    -   -34.58
           2001                                    5.33 -   10.69        0.00        1.25   -  1.80     -34.68    -   -34.32
       MFS Investors Trust Series
           2002                                    6.31 -    7.54        0.56        1.25   -  1.80     -22.38    -   -21.95
           2001                                    8.13 -    9.66        0.47        1.25   -  1.80     -17.46    -   -17.00
       MFS New Discovery Series
           2002                                    5.61 -   11.92        0.00        1.25   -  1.80     -32.85    -   -32.48
           2001                                    8.36 -   17.65        0.00        1.25   -  1.80      -6.73    -    -6.22
       MFS Research Series
           2002                                    5.08 -    7.39        0.27        1.25   -  1.80     -25.89    -   -25.48
           2001                                    6.86 -    9.92        0.01        1.25   -  1.80     -22.67    -   -22.24
       MFS Total Return Series
           2002                                   10.27 -   11.47        1.88        1.25   -  1.80      -6.86    -    -6.35
           2001                                   11.03 -   12.25        1.99        1.25   -  1.80      -1.55    -    -1.01



(a)  Previously known as LSA International Growth Equity

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,           For the year ended December 31,
                                                        ---------------- ---------------------------------------------------------

                                                           Accumulation    Investment          Expense             Total
                                                           Unit Value     Income Ratio*        Ratio**            Return***
                                                       ----------------- -------------- ------------------ -----------------------
Investments in the MFS Variable Insurance Trust
    (Service Class) Sub-Accounts:
       MFS New Discovery Series (Service Class)
           2002                                        $ 6.90 -  $ 7.47     0.00 %      1.35 % -  2.05 %     -33.03 %  -  -32.72 %
           2001 (g)                                     10.32 -   10.35     0.00        1.45   -  1.90         3.42    -    3.50
       MFS Utilities Series (Service Class)
           2002                                          6.75 -    8.37     0.92        1.35   -  2.05       -24.40    -   23.94
           2001 (g)                                      8.93 -    8.96     0.00        1.45   -  2.05       -10.54    -  -10.42

Investments in the OCC Accumulation Trust
    Sub-Accounts:
           OCC Equity
           2002                                          8.13 -    8.18     0.70        1.40   -  1.60       -22.66    -  -22.51
           2001                                         10.51 -   10.56     0.49        1.40   -  1.60        -8.50    -   -8.32
           OCC Science and Technology
           2002                                          1.80 -    7.13     0.00        1.25   -  1.95       -50.49    -  -50.26
           2001 (i)                                      3.62 -    9.59     0.00        1.40   -  1.90       -63.74    -   -4.21
           OCC Small Cap
           2002                                          7.17 -   12.50     0.04        1.25   -  2.05       -23.05    -  -22.69
           2001                                         10.06 -   16.18     0.54        1.40   -  1.90        -0.29    -    6.82

Investments in the Oppenheimer Variable Account
    Funds (Service Class ("SC")) Sub-Account:
       Oppenheimer Main Street Small Cap
       Growth (SC)
           2002                                          7.82 -    8.55     0.00        1.25   -  2.05       -17.57    -  -17.06
           2001 (g)                                     10.27 -   10.30     0.00        1.45   -  2.05         2.90    -    3.03

Investments in the Panorama Series Fund, Inc. (Service
    Class ("SC")) Sub-Account:
       Oppenheimer International Growth (SC)
           2002                                          6.71 -    7.04     0.27        1.35   -  2.05       -25.88    -  -25.53
           2001 (g)                                      9.08 -    9.11     0.00        1.45   -  1.90        -9.01    -   -8.94



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,            For the year ended December 31,
                                                     ------------------- ----------------------------------------------------------

                                                         Accumulation     Investment          Expense                Total
                                                         Unit Value      Income Ratio*        Ratio**               Return***
                                                    -------------------- ------------- ---------------------  ---------------------
Investments in the PIMCO Variable Insurance Trust
   Sub-Accounts:
       Foreign Bond
           2002                                      $ 10.53 -  $ 12.44      2.88 %      1.25 % -    2.05 %      6.25 %  -    6.74 %
           2001                                        10.09 -    11.66      4.02        1.40   -    1.90       -0.30    -    6.10
       Money Market
           2002                                         9.95 -    10.79      1.50        1.35   -    2.05       -0.67    -    0.04
           2001                                        10.01 -    10.79      2.58        1.40   -    2.05       -0.51    -    2.38
       Total Return (b)
           2002                                        10.52 -    12.66      3.18        1.25   -    2.15        6.96    -    7.61
           2001                                        10.12 -    11.77      4.14        1.40   -    2.05       -0.40    -    6.88
       StocksPLUS Growth and Income Portfolio
           2002                                         7.09 -     7.14      3.05        1.40   -    1.60      -21.48    -  -21.32
           2001                                         9.03 -     9.07      4.00        1.40   -    1.60      -12.85    -  -12.68

Investments in the Putnam Variable Trust
    Sub-Accounts:
       VT High Yield
           2002                                         9.55 -     9.68      4.50        1.35   -    2.05       -2.66    -    2.07
           2001 (g)                                     9.86 -     9.89      0.00        1.45   -    2.05       -1.25    -   -1.12
       VT International Growth and Income
           2002                                         7.96 -     8.20      0.04        1.25   -    2.05      -15.15    -  -14.93
           2001 (g)                                     9.42 -     9.44      0.00        1.45   -    1.70       -5.65    -   -5.56

Investments in the Rydex Variable Trust Sub-Account:
       Rydex OTC
           2002                                         3.46 -     5.91      0.00        1.35   -    1.95      -40.05    -  -39.68
           2001 (i)                                     5.74 -     9.80      0.00        1.40   -    2.05      -42.45    -   -2.10

Investments in the Salomon Brothers Variable Series
    Funds Sub-Account:
       Capital
           2002                                         7.09 -     9.99      0.54        1.35   -    2.05      -26.41    -  -26.07
           2001                                         9.65 -    13.51      0.89        1.40   -    1.90       -0.35    -    0.48



(b)  Previously known as Total Return Bond

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,           For the year ended December 31,
                                                      ------------------ --------------------------------------------------------

                                                           Accumulation    Investment          Expense                 Total
                                                           Unit Value      Income Ratio*        Ratio**               Return***
                                                     ------------------ ---------------- -------------------- --------------------
Investments in the Scudder Variable Series I
   Sub-Accounts:
       Balanced
           2002                                     $ 7.42 -  $ 16.57     2.87 %         1.25 % -   1.80 %     -16.59 %  -  -16.13 %
           2001                                       8.90 -    19.79     2.51           1.25   -   1.80        -7.75    -   -7.23
       Bond
           2002                                      11.65 -    14.60     5.64           1.25   -   1.80         5.74    -    6.32
           2001                                      11.02 -    13.75     3.09           1.25   -   1.80         3.85    -    4.42
       Global Discovery
           2002                                       5.31 -     9.72     0.00           1.25   -   1.80       -21.32    -  -20.88
           2001                                       6.75 -    12.29     0.00           1.25   -   1.80       -25.95    -  -25.54
       Growth and Income
           2002                                       6.31 -     7.09     1.03           1.25   -   1.80       -24.50    -   24.08
           2001                                       8.35 -     9.34     1.13           1.25   -   1.80       -12.89    -  -12.41
       International
           2002                                       4.74 -     6.74     0.70           1.25   -   1.80       -19.82    -  -19.38
           2001                                       5.91 -     8.36     0.47           1.25   -   1.80       -32.10    -  -31.72

Investments in the STI Classic Variable Trust
   Sub-Accounts:
       STI Capital Appreciation
           2002                                       6.87 -     7.40     0.00           1.25   -   1.80       -23.28    -  -22.86
           2001                                       8.95 -     9.59     0.01           1.25   -   1.80        -7.04    -   -6.53
       STI International Equity
           2002                                       6.00 -     6.57     0.00           1.25   -   1.80       -20.04    -  -19.60
           2001                                       7.50 -     8.18     0.00           1.25   -   1.80       -18.89    -  -18.44
       STI Value Income Stock
           2002                                       7.43 -     9.31     1.07           1.25   -   1.80       -18.47    -  -18.02
           2001                                       9.10 -    11.39     2.31           1.25   -   1.80        -2.91    -   -2.37

Investments in the Strong Opportunity Fund II, Inc.
    Sub-Account:
       Opportunity Fund II
           2002                                       6.90 -    10.54     0.48           1.25   -   1.80       -28.13    -  -27.73
           2001                                       9.60 -    14.59     0.49           1.25   -   1.80        -5.43    -   -4.91
Investments in the Strong Variable Insurance Funds,
    Inc. Sub-Accounts:
       Discovery Fund II
           2002 (c)                                    N/A -      N/A     0.00           1.25   -   1.80          N/A    -     N/A
           2001                                       9.46 -    12.14     1.11           1.25   -   1.80         2.21    -    2.78
       Mid Cap Growth Fund II
           2002                                       3.36 -     7.59     0.00           1.25   -   1.80       -38.66    -  -38.32
           2001                                       5.47 -    12.31     0.00           1.25   -   1.80       -32.02    -  -31.64




(c)  For the Period Beginning January 1, 2002 and Ending May 16, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,           For the year ended December 31,
                                                       ------------------- --------------------------------------------------------

                                                            Accumulation     Investment       Expense                Total
                                                             Unit Value     Income Ratio*     Ratio**              Return***
                                                       ------------------- -------------- ------------------ ----------------------
Investments in the T. Rowe Price Equity Series, Inc.
    Sub-Accounts:
       T. Rowe Price Equity Income
           2002                                         $ 9.79 -  $ 10.60      1.93 %     1.25 % -  1.80 %     -14.67 %  -  -14.20 %
           2001                                          11.48 -    12.36      1.64       1.25   -  1.80        -0.36    -    0.20
       T. Rowe Price Mid-Cap Growth
           2002                                           7.57 -    11.35      0.00       1.25   -  1.80       -22.66    -  -22.23
           2001                                           9.79 -    14.59      0.00       1.25   -  1.80        -2.70    -   -2.16
       T. Rowe Price New America Growth
           2002                                           5.49 -     6.81      0.00       1.25   -  1.80       -29.59    -  -29.20
           2001                                           7.80 -     9.62      0.00       1.25   -  1.80       -13.43    -  -12.95

Investments in the T. Rowe Price International Series,
    Inc. Sub-Account:
       T. Rowe Price International Stock
           2002                                           5.24 -     7.14      0.72       1.25   -  1.80       -19.75    -  -19.31
           2001                                           6.53 -     8.85      2.60       1.25   -  1.80       -23.61    -  -23.19

Investments in The Universal Institutional Funds, Inc.
    Sub-Accounts:
       Van Kampen UIF High Yield (d)
           2002                                           7.82 -     8.68     12.05       1.35   -  2.05        -8.94    -   -8.52
           2001                                           8.57 -     9.49     14.19       1.40   -  1.90        -5.81    -   -0.42
       Van Kampen UIF Mid Cap Growth (e)
           2002                                           5.93 -     5.97      0.00       1.40   -  1.60       -32.25    -  -32.12
           2001                                           8.75 -     8.79      0.00       1.40   -  1.60       -31.30    -  -30.44
       Van Kampen UIF Mid Cap Value (f)
           2002                                           8.87 -     8.92      0.00       1.40   -  1.60       -29.17    -  -29.02
           2001                                          12.52 -    12.57      0.00       1.40   -  1.60        -4.70    -   -4.50

Investments in the Van Kampen Life Investment Trust
    (Class II) Sub-Account:
       LIT Growth and Income (Class II)
           2002                                           8.04 -     8.16      0.20       1.25   -  1.95       -16.28    -  -15.89
           2001 (g)                                       9.61 -     9.64      0.00       1.40   -  1.90        -3.68    -   -3.60



(d)  Previously known as High Yield

(e)  Previously known as Mid Cap Growth

(f)  Previously known as Mid Cap Value

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

     The following financial statements are included in Part A of the Registration Statement:

     None

The following financial statements are included in Part B of the Registration
Statement:

The consolidated financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company and subsidiary as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002. (Incorporated by reference from Lincoln Benefit's Annual Report on Form 10K)

     The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2002 and for the years ended December 31, 2002 and 2001.

     The following financial statements are included in Part C of the Registration Statement:

     None

     (b) Exhibits

      (1)  Resolution of the Board of Directors of Lincoln Benefit Life Company
           authorizing the establishment of the Lincoln Benefit Life
           Variable Annuity Account.......................................................................**

      (2)  Custody Agreements ............................................................................(not applicable)

      (3)  (a) Form of Principal Underwriting Agreement...................................................*****

           (b) Form of Selling Agreement..................................................................******

      (4)  Variable Annuity Contract......................................................................***

      (5)  Application for Contract.......................................................................***

      (6) Depositor -- Corporate Documents

           (a)  Articles of Incorporation of Lincoln Benefit Life Company, as amended.....................*

           (b)  By-Laws of Lincoln Benefit Life Company...................................................*

      (7)  Reinsurance Contract...........................................................................**

      (8) Participation Agreements:

           (a)  Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company..........................................................*

           (b) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund and Fidelity Distributors Corporation....................*

           (c) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund II and Fidelity Distributors Corporation.................*

           (d)  (1)  Participation Agreement among The Alger American Fund,
                     Lincoln Benefit Life Company and Fred Alger and
                     Company, Incorporated................................................................*

                (2) Service Agreement between Fred Alger Management, Inc.
                      and Lincoln Benefit Life Company....................................................*

           (e)  (1)   Participation Agreement between Scudder Variable Life
                      Investment Fund and Lincoln Benefit Life Company....................................*

                (2) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. and Lincoln Benefit Life Company..............................*

                (3)   Participating Contract and Policy Agreement between
                      Scudder Investor Services, Inc. and Lincoln Benefit
                      Financial Services..................................................................*

           (f)  Form of Participation Agreement among Lincoln Benefit Life
                Company, Strong Variable Insurance Funds, Inc., Strong
                Opportunity Fund II, Inc., Strong Capital Management, Inc.,
                and Strong Funds Distributors, Inc........................................................*

           (g)  Form of Participation Agreement among T. Rowe Price Equity
                Series, Inc., T. Rowe Price International Series, Inc., T. Rowe
                Price Investment Services, Inc., and
                Lincoln Benefit Life Company..............................................................*

           (h)  Form of Participation Agreement among MFS Variable Insurance
                Trust, Lincoln Benefit Life Company, and
                Massachusetts Financial Services Company..................................................*

           (i)  Fund Participation Agreement between Lincoln Benefit Life
                Company, Insurance Management Series and Federated Securities Corp........................*

           (j)  Form of Participation Agreement between Lincoln Benefit Life
                Company, STI Classic Variable Trust, and STI Capital Management...........................******

           (k)  Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company..........................................................*********

           (l)  Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust.............................................................**********

           (m) Form of Participation Agreement among Oppenheimer Variable
               Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company ...................*********

           (n) Form of Participation Agreement among PIMCO Variable Insurance
               Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC........................*******

           (o) Form of Participation Agreement among Putnam Variable Trust,
                Putnam Retail Management, Inc., and Lincoln Benefit Life Company..........................*********

           (p)  Form of Participation Agreement among Van Kampen Investment
                Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                Inc., and Lincoln Benefit Life Company....................................................*********

           (q)  (1)   Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust..........................................................*******

           (q)  (2)   Amendment to Participation Agreement Among OCC Accumulation
                      Trust, OCC Distributors, and Lincoln Benefit Life Company...........................********

      (9)  Opinion and Consent of Counsel.................................................................****

      (10) (a)  Consent of Attorneys .....................................................................(filed herewith)
           (b)  Consent of Independent Auditors ..........................................................(filed herewith)

      (11) Financial Statements Omitted from Item 23 .....................................................(not applicable)

      (12) Initial Capitalization Agreement ..............................................................(not applicable)

      (13) Performance Computations.......................................................................(filed herewith)

      (27) Financial Data Schedules ......................................................................(not applicable)

      (99) Powers of Attorney for Lawrence W. Dahl, Margaret G. Dyer, Marla G.
      Friedman, Douglas F. Gaer, John C. Lounds, J. Kevin McCarthy, Samuel H.
      Pilch, Steven E. Shebik, Casey J. Sylla, Michael J. Velotta, B. Eugene
      Wraith, James P. Zils ............................................................................. (filed herewith)


------------------------

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 811-7924, 333-50545, filed April 21, 1998.

*** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50737, 811-7924, filed April 22, 1998.

**** Pre-effective  Amendment  No. 1 to  Registration  Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity
Account, File No. 333-50737, 811-7924, filed July 24, 1998.

*****Post-Effective  Amendment No. 1 to  Registration  Statement on Form N-4 for
     Lincoln  Benefit  Life  Variable  Annuity  Account,   File  No.  333-50545,
     811-7924, filed January 28, 1999.

****** Post-Effective  Amendment No. 3 to Registration Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 1, 1999. ******* Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

********  Post-Effective  Amendment  No. 2 on Form N-4 for Lincoln  Benefit Life
     Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

*********  Previously  filed on  Post-Effective  Amendment No. 1 to Registration
     Statement on Form N-4 (File No.  333-61146  and  811-7924)  filed August 8,
     2001

**********  Previously  filed on  Pre-effective  Amendment No. 1 on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
         Lawrence W. Dahl           Director, Executive Vice President
         Margaret G. Dyer           Director
         Marla G. Friedman          Director
         Douglas F. Gaer            Director, Executive Vice President
         John C. Lounds             Director
         J. Kevin McCarthy          Director
         Steven E. Shebik           Director, Senior Vice President and Chief Financial Officer
         Casey J. Sylla             Director, Chairman of the Board and Chief Executive Officer
         Michael J. Velotta         Director, Senior Vice President, General Counsel and Secretary
         B. Eugene Wraith           Director, President and Chief Operating Officer
         Samuel H. Pilch            Group Vice President and Controller
         Joseph P. Rath             Assistant Vice President, Assistant General Counsel and Assistant Secretary
         Eric A. Simonson           Senior Vice President and Chief Investment Officer
         Dean M. Way                Senior Vice President and Actuary
         James P. Zils              Treasurer
         Janet P. Anderbery         Vice President
         Joseph A. Angel            Regional Vice President
         Robert W. Birman           Vice President
         Teresa N. Carnazzo         Vice President
         William F. Emmons          Vice President, Assistant General Counsel & Assistant Secretary
         Georgia Feiste             Vice President
         Thomas S. Holt             Vice President
         Heidi Kelle                Vice President
         Scott Lawson               Vice President
         Sharyn L. Jenson           Vice President
         Maxine Payton              Vice President
         Barb Raymond               Vice President
         Stanley G. Shelley         Vice President
         J. Eric Smith              Vice President
         Robert L. Vance            Vice President and Assistant Treasurer
         Jeanette Wellsandt         Vice President
         Errol Cramer               Appointed Actuary
         Joanne M. Derrig           Assistant Vice President and Chief Privacy Officer
         Philip Emmanuele           Assistant Vice President
         Lisa J. Flanary            Assistant Vice President
         Karen C. Gardner           Assistant Vice President
         Susan L. Lees              Assistant Secretary
         Robert E. Transon          Assistant Vice President
         Barry S. Paul              Assistant Treasurer
         Timothy N. Vander Pas      Assistant Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 26, 2002.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2003, the Registrant has 565 qualified Contract owners and 685 non-qualified Contract owners.

ITEM 28. INDEMNIFICATION

    The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

    The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

    Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) ALFS, Inc. serves as distributor for the Registrant. ALFS, Inc. also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS, Inc. Their principal business address is 3100 Sanders Road, Northbrook, Illinois 60062.

Name                          Position with Distributor
-------------                 ------------------------------------------------
    John R. Hunter            Director, President, Chief Executive Officer
    Casey J. Sylla            Director
    Michael J. Velotta        Director and Secretary
    Marian Goll               Vice President, Treasurer and Financial Operations Principal
    Brent H. Hamann           Vice President
    Andrea J. Schur           Vice President
    Lisa A. Burnell           Assistant Vice President and Compliance Officer
    Joanne M. Derrig          Assistant Vice President and Chief Privacy Officer
    William F. Emmons         Assistant Secretary
    Susan M. Lees             Assistant Secretary
    Barry S. Paul             Assistant Treasurer
    Joseph P. Rath            Assistant Vice President, Assistant General Counsel and Assistant Secretary
    James P. Zils             Assistant Treasurer
    Mary Claire Sheehy        Chief Operations Officer

    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                        (2)
            (1)                  Net Underwriting                  (3)                        (4)
     Name of Principal             Discounts and              Compensation                 Brokerage                     (5)
        Underwriter                 Commission                on Redemption               Commission                Compensation
         ALFS, Inc                       0                          0                          0                          0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS

    Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

    The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    The Company further represents that fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 14, 2003.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                                   (REGISTRANT)

                           By:        LINCOLN BENEFIT LIFE COMPANY
                                                       (DEPOSITOR)

                              By: /s/ B. EUGENE WRAITH
                                     ----------------------------------------
                                     B. Eugene Wraith
                                     PRESIDENT AND CHIEF OPERATING OFFICER

    As required by the Securities Act of 1933, this Post Effective Amendment has been signed by the following persons in the capacities and on the dates indicated:

Name                                  Title                                                      Date
------------------------------        --------------------------                                 --------


/s/ B. Eugene Wraith                  Director, President and Chief Operating Officer            April 14 2003
-------------------------------
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller                        April 14 2003
------------------------------
(Principal Accounting Officer)



/s/ James P. Zils                     Treasurer                                                  April 14 2003
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President                         April 14 2003
----------------------------



/s/ Margaret G. Dyer                  Director                                                   April 14 2003
----------------------------



/s/ Marla G. Friedman                 Director                                                   April 14 2003
----------------------------



/s/ Douglas F. Gaer                   Director, Executive Vice President                         April 14 2003
----------------------------



/s/ John C. Lounds                    Director                                                   April 14 2003

----------------------------



/s/ J. Kevin McCarthy                 Director                                                   April 14 2003

----------------------------



/s/ Steven E. Shebik                  Director, Senior Vice President and                        April 14 2003
                                          Chief Financial Officer
----------------------------



/s/ Michael J. Velotta                Director, Senior Vice President,                           April 14 2003

----------------------------               General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and                        April 14 2003

----------------------------               Chief Executive Officer

                                INDEX TO EXHIBITS
                                       FOR
                       REGISTRATION STATEMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                       Sequential Page No.
------------------                                ---------------------------

10(a) Consent of Independent Auditors

10(b) Consent of Attorneys

99 Powers of Attorney for Lawrence W. Dahl,
Margaret G. Dyer, Marla G. Friedman,
Douglas F. Gaer, John C. Lounds,
J. Kevin McCarthy, Samuel H. Pilch,
Steven E. Shebik, Casey J. Sylla,
Michael J. Velotta, B. Eugene Wraith,
James P. Zils